File Nos. 333-19699 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               (  )
    Pre-Effective Amendment No.                                       (  )
                                            ------------
                                            ------------
    Post-Effective Amendment No.                29                    (X)
                                            ------------
                                      and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       (  )
    Amendment No.                               123                   (X)
                                            ------------

                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X_ on April 27, 2009 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

__X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
April 27, 2009

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

EXPLANATORY NOTE
This Registration Statement previously contained two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version
B) which were combined into one prospectus and SAI on May 1, 2002. The only difference between the prospectuses was the underlying funding options. The only difference between the statements of additional information was the performance figures shown for the different underlying funding options.

As of December 31, 2003 disclosure relating to the Valuemark IV Prospectus and SAI (previously Version A) was removed from the combined prospectus and SAI and will no longer be updated for those contract owners since the Valuemark IV Contract is no longer offered for new sales. In the event that sales are re-commenced, the Registrant will file an amended Registration Statement for the Contract.

                               PART A - PROSPECTUS
                                       1


                       THE ALLIANZ ADVANTAGE[{R}] NEW YORK
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                   ALLIANZ LIFE[{R}] OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

The Contract offers two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       2
This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.


We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. The general account Investment Choices are not available if you select a GBP. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund
BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund
FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
AZL[{R}] Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
FUND OF FUNDS
AZL[{R}] Allianz Global Investors Select Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Conservative Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund
AZL[{R}] Moderate Index Strategy Fund
JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund
OPPENHEIMER CAPITAL
AZL[{R}] OCC Growth Fund
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]
OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]
PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)
]PIMCO VIT Total Return Portfolio
PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)
]TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4) The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date.....................9
  Partial Annuitization...........9
  Annuity Options................10
  Traditional Annuity Payments...12
  Guaranteed Minimum Income Benefits (GMIBs)13
  Taxation of GMIB Payments......14
  Amount Used To Calculate GMIB Payments14
  Traditional GMIB Value.........15
  Enhanced GMIB Value............15
3.PURCHASE.......................17
  Purchase Payments..............17
  Automatic Investment Plan (AIP)18
  Allocation of Purchase Payments18
  Tax-Free Section 1035 Exchanges18
  Faxed Applications.............19
  Free Look/Right to Examine.....19
  Accumulation Units/Computing the Contract Value19
4.INVESTMENT OPTIONS.............20
  Substitution and Limitation on Further Investments28
  Transfers......................28
  Excessive Trading and Market Timing30
  Dollar Cost Averaging (DCA) Program32
  Flexible Rebalancing...........32
  Financial Advisers - Asset Allocation Programs32
  Voting Privileges..............33
5.OUR GENERAL ACCOUNT............33
6.EXPENSES.......................34
  Separate Account Annual Expenses34
  Contract Maintenance Charge....35
  Withdrawal Charge..............35
  Transfer Fee...................37
  Premium Taxes..................37
  Income Taxes...................37
  Investment Option Expenses.....37
7.TAXES..........................38
  Annuity Contracts in General...38
  Qualified Contracts............38
  Multiple Contracts.............39
  Partial 1035 Exchanges.........39
  Distributions - Non-Qualified Contracts40
  Distributions - Qualified Contracts41
  Assignments, Pledges and Gratuitous Transfers42
  Death Benefits.................42
  Withholding....................42
  Federal Estate Taxes...........42
  Generation-Skipping Transfer Tax42
  Foreign Tax Credits............42
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........42
  Possible Tax Law Changes.......43
  Diversification................43
  Required Distributions.........43
8.ACCESS TO YOUR MONEY...........43
  Partial Withdrawal Privilege...44
  Waiver of Withdrawal Charge Benefits44
  Guaranteed Partial Withdrawal Benefits (GPWBs)45
  GPWB Payments..................47
  Taxation of GPWB Payments......48
  Systematic Withdrawal Program..48
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 48
  Suspension of Payments or Transfers49
9.ILLUSTRATIONS..................49
10.DEATH BENEFIT.................50
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)50 Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................50
  Termination of the Death Benefit51
  Death of the Owner Under Inherited IRA Contracts52
  Death of the Owner and/or Annuitant Under
  All Other Contracts............52
  Death Benefit Payment Options..55
11.OTHER INFORMATION.............55
  Allianz Life of New York.......55
  The Separate Account...........55
  Distribution...................56
  Additional Credits for Certain Groups57
  Administration/Allianz Service Center58
  Legal Proceedings..............58
  Financial Statements...........58
12.GLOSSARY......................59
13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)61 14.PRIVACY AND SECURITY STATEMENT62
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........64
APPENDIX B - CONDENSED FINANCIAL INFORMATION69
APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES78
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES80
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES81
FOR SERVICE OR MORE INFORMATION..83

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

The following is a list of common abbreviations used in this prospectus:

AIA   =  ANNUAL INCREASE AMOUNT            GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
GBP   =  GUARANTEED BENEFIT PACKAGE        GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB  =  GUARANTEED MINIMUM DEATH BENEFIT  MAV   =  MAXIMUM ANNIVERSARY VALUE



FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

TRANSFER FEE[(3)]The lesser of $25 or 2% of the amount transferred

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)


(1)The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year, after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.


(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege.
(3)The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.


(4)Although New York does not currently impose a premium tax, we reserve the right to collect that tax if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$30
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.


                             NO GBP                      TRADITIONAL GBP                  ENHANCED GBP
                 M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL
TRADITIONAL GMDB    1.50%        0.15%     1.65%    1.70%        0.15%     1.85%    2.20%        0.15%     2.35%
ENHANCED GMDB       1.70%        0.15%     1.85%    1.85%        0.15%     2.00%    2.35%        0.15%     2.50%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$30
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.


 M&E CHARGE            1.50%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.65%

(5)We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $50,000, we waive the charge on all Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(6)If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $50,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.63%   1.93%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $50,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $50,000.


Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest Separate Account annual expense of 2.50%).
  b) The Traditional GMDB and no GBP (which carries the lowest Separate Account annual expense of 1.65%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,074 $1,940  $2,737   $4,858
                                                        b)   $991  $1,697  $2,345   $4,145
                                                        a)   $946  $1,566  $2,130   $3,739
                                                        b)   $861  $1,312  $1,710   $2,915


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $474  $1,430  $2,397   $4,858
                                                        b)   $391  $1,187  $2,005   $4,145
                                                        a)   $346  $1,056  $1,790   $3,739
                                                        b)   $261   $802   $1,370   $2,915


* Traditional Annuity Payments are not available until 13 months after your Issue Date, and GMIB Payments are not available until the tenth Contract Anniversary.


See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       7
1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.


* GMIB Payments are not available under a Partial Annuitization.


Your Investment Choices include the Investment Options and, if you do not select a GBP (which includes a GMIB and a GPWB), they also include any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.


The only general account Investment Choice available during the Accumulation Phase is the DCA Fixed Option. HOWEVER, THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.


NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.


* GMIB Payments are not available under a Partial Annuitization.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.


INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information, see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 6, Expenses - Withdrawal Charge; section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.


If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; fixed Partial Annuitizations are not allowed.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").


WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE IF YOU SELECT AN OPTIONAL GBP AND ELECT TO RECEIVE GMIB PAYMENTS BASED ON THE GMIB VALUE, OR IF YOU EXERCISE THE GPWB AND ELECT TO STOP GPWB PAYMENTS AND INSTEAD RECEIVE FIXED ANNUITY PAYMENTS BASED ON YOUR REMAINING GPWB VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

Annuity Option 6 is only available if you select an optional GBP and:
o you request GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least ten Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment return (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.


You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The GMIBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term, may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.


You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life, and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information, see the GMIB value discussions later in this section.

If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select.
o If the Annuity Option you select involves a guaranteed period, the duration of the guaranteed period must be at least ten years.
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year.
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4, and the duration of the period certain must be at least ten years. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year, and the mortality table specified in your endorsement.

Under the GMIB, you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.65% Separate Account annual expense.
o The GPWB will terminate.
o The GMDB endorsement will terminate.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Contract termination.
o The Business Day before the Income Date that you take a Full
  Annuitization and request Traditional Annuity Payments.
o The Business Day the GMIB value and Contract Value are both zero.
o The date GPWB Payments begin.
o The death of the Owner, unless the spouse continues the Contract as the new Owner.

IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

TAXATION OF GMIB PAYMENTS
GMIB Payments should be treated as annuity payments for tax purposes. For Non-Qualified Contracts, a portion of each GMIB Payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE
The Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o total Purchase Payments received, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.
ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE
The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the 7% AIA; or
o the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE 7% AIA
The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day; and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Beginning with the Contract Anniversary that occurs on or after the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract
  Years, and
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each annuitization or withdrawal taken.
CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS AND PARTIAL ANNUITIZATIONS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in this section. For example, payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract, and that portion of the Contract you applied to Annuity Payments will terminate as indicated in this section.


If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000, you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.


If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.


3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 85 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o The minimum initial Purchase Payment we accept is as follows:

With selection of a GBP                                          $25,000 or more
No GBP and if you purchase a:
 Non-Qualified Contract                                          $5,000 or more
 Non-Qualified Contract and select the automatic investment plan $2,000 or more
 Qualified Contract                                              $2,000 or more

o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE
  INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB.
o The maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.


                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
                   AZL International Index Fund  International  Match the performance   Invests at least 80% of its assets in a
                                                     Equity     of the MSCI             statistically selected sampling of equity
                                                                EAFE[{R}]  securities of companies included in the
                                                                Index as closely as     Morgan Stanley Capital Inernational Europe,
                                                                possible                Australia and Far East Index (MSCI EAFE) and
                                                                                        in derivative instruments linked to the MSCI
                                                                                        EAFE index.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       22




Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by Allianz AZL Franklin Templeton          A "Fund of   Long-term capital       Invests in a combination of subportfolios or
Investment         Founding Strategy Plus Fund    Funds" Model  appreciation, with      strategies, each of which is managed by an
Management                                         Portfolio    income as a secondary   asset manager that is part of Franklin
LLC/Franklin                                                    goal                    Templeton.
Mutual Advisers,
LLC, Templeton
Global Advisors
Limited, and
Franklin Advisers,
Inc.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.
Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       23



Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.
Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Allianz Global Investors    A "Fund of   Long-term capital       Normally invests in a combination of AGI
Investment         Select Fund                    Funds" Model  appreciation with       Mutual Funds, with 45% to 65% of the fund's
Management LLC                                     Portfolio    preservation of capital assets allocated to equity investments and
                                                                                        35% to 55% allocated to fixed income
                                                                                        investments.
                   AZL Balanced Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation with       underlying bond and equity index funds.
                                                   Portfolio    preservation of capital
                   AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Conservative Fund    A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 25% to 45%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Moderate Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation            underlying bond and equity index funds.
                                                   Portfolio
JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       24


J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth Fund            Large Growth  Long-term growth of     Invests at least 65% of its assets in common
Investment                                                      capital with income as  stocks of "growth" companies with market
Management LLC/                                                 an incidental           capitalizations of at least $5 billion.
Oppenheimer                                                     consideration
Capital LLC
                   AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       25



                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.
                   PIMCO VIT Global Multi-Asset    A "Fund of   Total return which      Invests in a combination of affiliated and
                   Portfolio                      Funds" Model  exceeds a 60% MSCI      unaffiliated funds, fixed income
                                                   Portfolio    World Index/40%         instruments, equity securities, forwards and
                                                                Barclays Capital U.S.   derivatives. Typically invests 20% to 80% of
                                                                Aggregate Index blend   total assets in equity-related investments.
                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       26


SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       27


                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.




Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request.

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.



5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.


We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses are as follows:


                         NO GBP              TRADITIONAL GBP          ENHANCED GBP
                 M&E CHARGE ADMIN.       M&E CHARGE ADMIN.       M&E CHARGE ADMIN.
                            CHARGE TOTAL            CHARGE TOTAL            CHARGE TOTAL
TRADITIONAL GMDB   1.50%    0.15%  1.65%   1.70%    0.15%  1.85%   2.20%    0.15%  2.35%
ENHANCED GMDB      1.70%    0.15%  1.85%   1.85%    0.15%  2.00%   2.35%    0.15%  2.50%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.


During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expense is equal, on an annual basis, to 1.65%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $50,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.


WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), GPWB Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for the deduction of the contract maintenance charge. We do not reduce the Withdrawal Charge Basis for any of the following penalty-free withdrawals: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. For more information, please see the examples in Appendix E.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment.


We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.


EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.060  =  $1,800

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $5,500  X  0.060  =  $330

4)CONTRACT EARNINGS. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,130.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.


PREMIUM TAXES
State and other governmental premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization. For more information on the taxation of GMIB Payments, see section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). For more information on the taxation of GPWB Payments, see section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits
(GPWBs).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the GPWB value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GPWB Payments);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis, but the following penalty-free withdrawals, and amounts withdrawn to pay the contract maintenance charge, do not reduce the Withdrawal Charge Basis: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE FIRST CONTRACT YEAR, AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS WITHOUT A WITHDRAWAL CHARGE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the free surrender amount.


The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes totally disabled for a period of at least 90 consecutive days. We require proof of the total disability in a form satisfactory to us, including certification of the total disability by a licensed physician before we will waive the withdrawal charge. This waiver will not apply if the total disability existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)
The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.


You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age
80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

IF YOU EXERCISE THE GPWB:
o The GMIB will terminate.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you.
  However, GPWB Payments are not subject to a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.
o GPWB Payments will not reduce the Withdrawal Charge Basis, but any Excess Withdrawals will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 45th day is not a Business Day.


ONCE YOU EXERCISE THE GPWB, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.


If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

Although you can terminate the GPWB, you cannot terminate the GMIB. If you do elect to stop GPWB Payments:
o the Accumulation Phase of the Contract will end,
o the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity
  Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity Phase.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the GPWB value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GPWB PAYMENTS
Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday, we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated, please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in
section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

If you have the Enhanced GPWB, you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greater amount, it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage, you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges may apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB.* In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:
o the Withdrawal Charge Basis,
o the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o the GMDB value.


* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment proportionately from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.


If you elect to continue or annuitize the Contract, we will no longer assess the additional M&E charge associated with the GBP.


We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge) in a lump sum and your Contract will terminate.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.


TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, if any Owner is younger than age 59 1/2, GPWB Payments may also be subject to a 10% federal penalty tax, but are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage, you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

10.DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization and/or withdrawal taken before you exercise the GPWB (if applicable).


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.


ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

NOTE FOR CONTRACTS WITH A GUARANTEED BENEFIT PACKAGE: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar for dollar basis with each GPWB Payment we make and any Excess Withdrawals you take (including any withdrawal charge); and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.





* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the Guaranteed Benefit Package, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $50,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $50,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

11.OTHER INFORMATION
ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37[th] Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.


DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.


We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.


Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

12.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

 AIA =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
 GBP =   GUARANTEED BENEFIT PACKAGE        GPWB =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MAV =   MAXIMUM ANNIVERSARY VALUE



ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE OF NEW YORK..........2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON ORIGINAL CONTRACTS.7
ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
FROM FEBRUARY 19, 2004 TO APRIL 28, 2006
WITH THE ENHANCED GBP.............8
  Calculation of the AIAs.........9
  Calculation of the MAV..........9
FINANCIAL STATEMENTS.............10
APPENDIX - CONDENSED FINANCIAL INFORMATION11

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

14.PRIVACY AND SECURITY STATEMENT
MARCH 2009

Your privacy is a high priority for Allianz Life[{R}] of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

ALLIANZ LIFE OF NY DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies, except for the purpose of servicing your policy.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz Life of NY works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733, or write to us at the following address.
  Allianz Life Insurance Company of New York
  Home Office: New York, NY
  Administrative Office
  PO Box 1431
  Minneapolis, MN 55440-1431
                                                            M40018-NY (R-3/2009)


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT OPTION             MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                 FEES     12B-1    FEES   EXPENSES FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                          FEES*                       AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
AIM
AZL AIM International Equity          .90    .25        -      .20         -                 1.35              -                1.35
Fund[(1)]
BLACKROCK
AZL BlackRock Capital                 .80    .25        -      .14         -                 1.19              -                1.19
Appreciation  Fund[(1)]
AZL BlackRock Growth                  .85    .25        -      .12         -                 1.22              -                1.22
Fund[(1)]
AZL International Index               .35    .25        -      .10         -                  .70              -                 .70
Fund[(1),(13)]
AZL Money Market Fund[(1)]            .35    .25        -      .09         -                  .69              -                 .69
BlackRock Global Allocation           .65    .25        -      .13         -                 1.03              -                1.03
V.I. Fund - Class 3
COLUMBIA
AZL Columbia Mid Cap Value            .75    .25        -      .12         -                 1.12              -                1.12
Fund[(1)]
AZL Columbia Small Cap Value          .90      -        -      .32         -                 1.22            .12                1.10
Fund - Class 1[(1),(7),(8)]
AZL Columbia Small Cap Value          .90    .25        -      .32         -                 1.47            .12                1.35
Fund - Class 2[(1),(7)]
AZL Columbia Technology               .81    .25        -      .15         -                 1.21              -                1.21
Fund[(1)]
DAVIS
AZL Davis NY Venture Fund -           .75      -        -      .10         -                  .85              -                 .85
Class 1[(1),(7),(8)]
AZL Davis NY Venture Fund -           .75    .25        -      .10         -                 1.10              -                1.10
Class 2[(1),(7)]
Davis VA Financial                    .75      -        -      .13         -                  .88              -                 .88
Portfolio[(6)]
Davis VA Value Portfolio[(6)]         .75      -        -      .07         -                  .82              -                 .82
DREYFUS
AZL Dreyfus Equity Growth             .77    .25        -      .07         -                 1.09              -                1.09
Fund[(1)]
AZL S&P 500 Index Fund -              .17      -        -      .21         -                  .38            .14                 .24
Class 1[(1),(7),(8)]
AZL S&P 500 Index Fund -              .17    .25        -      .21         -                  .63            .14                 .49
Class 2[(1),(7)]
AZL Small Cap Stock Index             .26    .25        -      .24         -                  .75            .17                 .58
Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust Target Double         .60    .25        -      .13         -                  .98            .19                 .79
Play Fund[(1)]
FRANKLIN TEMPLETON
AZL Franklin Small Cap Value          .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL Franklin Templeton                .70    .25        -      .25         -                 1.20              -                1.20
Founding Strategy Plus Fund -
Class 2[(1),(13)]
Franklin Global Real Estate           .80    .25        -      .30         -                 1.35            .32                1.03
Securities Fund - Class
2[(4)]
Franklin Growth and Income            .50    .25        -      .05         -                  .80              -                 .80
Securities Fund - Class 2[(3)
]
Franklin High Income                  .57    .25        -      .09         -                  .91              -                 .91
Securites Fund - Class 2[(3)]
Franklin Income Securities            .45    .25        -      .02         -                  .72              -                 .72
Fund - Class 2[(3)]


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       65




Franklin Large Cap Growth             .73    .25        -      .04         -                 1.02              -                1.02
Securities Fund - Class
2[(3)]
Franklin Rising Dividends             .60    .25        -      .02       .01                  .88            .01                 .87
Securities Fund - Class
2[(3),(5)]
Franklin Small-Mid Cap Growth         .50    .25        -      .28       .02                 1.05            .02                1.03
Securities Fund - Class
2[(5)]
Franklin Small Cap Value              .52    .25        -      .16       .01                  .94            .01                 .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                .00    .25        -      .13       .65                 1.03            .03                1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government Fund         .49    .25        -      .04         -                  .78              -                 .78
-
Class 2[(3)]
Franklin Zero Coupon Fund             .60      -        -      .08         -                  .68              -                 .68
2010 - Class 1[(3)]
Mutual Global Discovery               .80    .25        -      .18         -                 1.23              -                1.23
Securities Fund - Class 2
Mutual Shares Securities Fund         .60    .25        -      .13         -                  .98              -                 .98
-
Class 2
Templeton Foreign Securities          .64    .25        -      .15       .02                 1.06            .02                1.04
Fund -
Class 2[(5)]
Templeton Global Bond                 .47    .25        -      .11         -                  .83              -                 .83
Securities Fund - Class
2[(3)]
Templeton Growth Securities           .74    .25        -      .04         -                 1.03              -                1.03
Fund -
Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus              .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large Cap Equity         .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL JPMorgan U.S. Equity Fund         .80      -        -      .23         -                 1.03            .08                 .95
-
Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund         .80    .25        -      .23         -                 1.28            .08                1.20
-
Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM International                .85    .25        -      .35         -                 1.45              -                1.45
Fund[(1)]
OPPENHEIMER  CAPITAL
AZL OCC Growth Fund[(1),(13)]         .75    .25        -      .20         -                 1.20              -                1.20
AZL OCC Opportunity Fund[(1)]         .85    .25        -      .14         -                 1.24              -                1.24
OpCap Mid Cap Portfolio[(10)]         .80      -        -      .18         -                  .98              -                 .98
OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -         .90      -        -      .22         -                 1.12              -                1.12
Class 1[(1),(7),(8)]
AZL Oppenheimer Global Fund -         .90    .25        -      .22         -                 1.37              -                1.37
Class 2[(1),(7)]
AZL Oppenheimer International         .75    .25        -      .17         -                 1.17              -                1.17
Growth Fund[(1)]
Oppenheimer Global Securities         .63      -        -      .02         -                  .65              -                 .65
Fund/VA - Non Service
Class[(6)]
Oppenheimer High Income               .74      -        -      .06         -                  .80              -                 .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street               .64      -        -      .02         -                  .66              -                 .66
Fund[{R}]/VA -
Non Service Class[(6)]
PIMCO
AZL PIMCO Fundamental                 .75    .25        -      .22         -                 1.22            .02                1.20
IndexPLUS Total Return
Fund[(1)]
PIMCO VIT All Asset Portfolio        .425      -      .15        -       .76                1.335            .02               1.315
-
Admin. Class[(6),(11),(12)]


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       66




PIMCO VIT CommodityRealReturn         .74      -      .15      .17       .09                 1.15            .09                1.06
Strategy Portfolio - Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging Markets            .85      -      .15      .13         -                 1.13              -                1.13
Bond Portfolio - Admin.
Class[(6)]
PIMCO VIT Global Bond                 .75      -      .15      .07         -                  .97              -                 .97
Portfolio (Unhedged) - Admin.
Class[(6)]
PIMCO VIT Global Multi-Asset          .95      -      .15      .09       .66                 1.85            .75                1.10
Portfolio - Admin.
Class[(13)]
PIMCO VIT High Yield                  .60      -      .15        -         -                  .75              -                 .75
Portfolio -
Admin. Class[(6)]
PIMCO VIT Real Return                 .50      -      .15      .06         -                  .71              -                 .71
Portfolio -
Admin. Class[(6)]
PIMCO VIT                             .35      -      .15      .34         -                  .84              -                 .84
StocksPLUS[{R}]
Growth and Income Portfolio -
Admin. Class[(6)]
PIMCO VIT Total Return                .50      -      .15      .23         -                  .88              -                 .88
Portfolio -
Admin. Class[(6)]
PRUDENTIAL
SP International Growth               .85    .25        -      .29         -                 1.39              -                1.39
Portfolio - Class 2[(6)]
SP Strategic Partners Focused         .90    .25        -      .48         -                 1.63              -                1.63
Growth Portfolio - Class
2[(6)]
SCHRODER
AZL Schroder Emerging Markets        1.23    .25        -      .45         -                 1.93            .28                1.65
Equity Fund[(1)]
AZL Schroder International           1.00    .25        -      .28         -                 1.53              -                1.53
Small Cap Fund[(1)]
SELIGMAN
Seligman Smaller-Cap Value           1.00      -        -      .22         -                 1.22              -                1.22
Portfolio -
Class 1[(6)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced               .52    .25        -      .53         -                 1.30            .41                 .89
Fund[(1)]
AZL TargetPLUS Equity                 .60    .25        -      .24         -                 1.09            .30                 .79
Fund[(1)]
AZL TargetPLUS Growth                 .52    .25        -      .36         -                 1.13            .24                 .89
Fund[(1)]
AZL TargetPLUS Moderate               .52    .25        -      .44         -                 1.21            .32                 .89
Fund[(1)]
TURNER
AZL Turner Quantitative Small         .85    .25        -      .14         -                 1.24              -                1.24
Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen Comstock               .73    .25        -      .09         -                 1.07              -                1.07
Fund[(1)]
AZL Van Kampen Equity and             .75    .25        -      .13         -                 1.13              -                1.13
Income Fund[(1)]
AZL Van Kampen Global                 .95    .25        -      .14         -                 1.34              -                1.34
Franchise Fund[(1)]
AZL Van Kampen Global Real            .90    .25        -      .27         -                 1.42            .07                1.35
Estate Fund[(1)]
AZL Van Kampen Growth and             .76    .25        -      .11         -                 1.12              -                1.12
Income Fund[(1)]
AZL Van Kampen Mid Cap Growth         .80    .25        -      .09         -                 1.14              -                1.14
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore, the expenses shown are estimated for the current calendar year.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Allianz             .05         -         .15        .20           1.06                 1.26       -                       1.26
Global Investors
Select
Fund[(1),(4)]
AZL Balanced            .05         -         .15        .20            .63                  .83       -                        .83
Index Strategy
Fund[(1),(4)]
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced
Fund[(1),(3)]
AZL Fusion              .20         -         .20        .40            .91                 1.31      .05                      1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate
Fund[(1),(3)]
AZL Moderate            .05         -         .15        .20            .61                  .81       -                        .81
Index Strategy
Fund[(1),(4)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.
(4)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore the expenses shown are estimated for the current calendar year.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                   SEPARATE ACCOUNT ANNUAL EXPENSES
Allianz Advantage with the Traditional GMDB and No GBP                 1.65%
Allianz Advantage with the Enhanced GMDB and Enhanced GBP              2.50%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.



(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.65%
 12/31/2004 10.093 12.124        0
 12/31/2005 12.124 13.877        1
 12/31/2006 13.877 17.342        8
 12/31/2007 17.342 19.551        4
 12/31/2008 19.551 11.248        4
2.50%
 12/31/2004  9.950 11.851        6
 12/31/2005 11.851 13.451        3
 12/31/2006 13.451 16.667       67
 12/31/2007 16.667 18.630        9
 12/31/2008 18.630 10.628        8
AZL BlackRock Capital Appreciation Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.947        0
 12/31/2006 11.947 11.937        1
 12/31/2007 11.937 13.023        1
 12/31/2008 13.023  8.150        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.879        1
 12/31/2006 11.879 11.769        6
 12/31/2007 11.769 12.730        3
 12/31/2008 12.730  7.899        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL BlackRock Growth Fund
1.65%
 12/31/2004 10.117 10.755        0
 12/31/2005 10.755 11.749        0
 12/31/2006 11.749 11.638        0
 12/31/2007 11.638 13.166        5
 12/31/2008 13.166  5.089        4
2.50%
 12/31/2004  9.974 10.513        4
 12/31/2005 10.513 11.388       10
 12/31/2006 11.388 11.185       20
 12/31/2007 11.185 12.546       86
 12/31/2008 12.546  4.808       44
AZL Columbia Mid Cap Value Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.060        2
 12/31/2007 10.060 10.276        2
 12/31/2008 10.276  4.836        2
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.003        3
 12/31/2007 10.003 10.130        6
 12/31/2008 10.130  4.727        8

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       70

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.65%
 12/31/2004    N/A 12.038        1
 12/31/2005 12.038 12.243        1
 12/31/2006 12.243 13.657        3
 12/31/2007 13.657 12.326        3
 12/31/2008 12.326  8.233        3
2.50%
 12/31/2004    N/A 11.969        1
 12/31/2005 11.969 12.070       13
 12/31/2006 12.070 13.351       21
 12/31/2007 13.351 11.947       15
 12/31/2008 11.947  7.913       14
AZL Columbia Technology Fund
1.65%
 12/31/2004  8.685  8.173        0
 12/31/2005  8.173  8.096        0
 12/31/2006  8.096  8.167        2
 12/31/2007  8.167  9.860        2
 12/31/2008  9.860  4.788        2
2.50%
 12/31/2004  8.527  7.956        1
 12/31/2005  7.956  7.814        4
 12/31/2006  7.814  7.817        4
 12/31/2007  7.817  9.357       14
 12/31/2008  9.357  4.505       61
AZL Davis NY Venture Fund
1.65%
 12/31/2004  9.911 10.778        0
 12/31/2005 10.778 11.629        5
 12/31/2006 11.629 13.030       23
 12/31/2007 13.030 13.347       18
 12/31/2008 13.347  7.811       26
2.50%
 12/31/2004  9.731 10.492        7
 12/31/2005 10.492 11.224       40
 12/31/2006 11.224 12.471      157
 12/31/2007 12.471 12.666       83
 12/31/2008 12.666  7.349       99
AZL Dreyfus Equity Growth Fund
1.65%
 12/31/2004  8.765  9.287        0
 12/31/2005  9.287  9.552        0
 12/31/2006  9.552 10.611        8
 12/31/2007 10.611 11.350        9
 12/31/2008 11.350  6.516        8
2.50%
 12/31/2004  8.606  9.040        2
 12/31/2005  9.040  9.220        5
 12/31/2006  9.220 10.156       20
 12/31/2007 10.156 10.770       45
 12/31/2008 10.770  6.131       42
AZL First Trust Target Double Play Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.582        0
 12/31/2008 10.582  4.824        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.491        7
 12/31/2008 10.491  4.742        7
AZL Franklin Small Cap Value Fund
1.65%
 12/31/2004 12.696 15.372        1
 12/31/2005 15.372 16.185        2
 12/31/2006 16.185 18.375        4
 12/31/2007 18.375 17.282        4
 12/31/2008 17.282 11.265        5
2.50%
 12/31/2004 12.624 15.155        1
 12/31/2005 15.155 15.821       11
 12/31/2006 15.821 17.810       20
 12/31/2007 17.810 16.609       25
 12/31/2008 16.609 10.734       37
AZL Fusion Balanced Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.612        1
 12/31/2006 10.612 11.429       24
 12/31/2007 11.429 12.041       35
 12/31/2008 12.041  8.593       33
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.551        6
 12/31/2006 10.551 11.268       48
 12/31/2007 11.268 11.770      135
 12/31/2008 11.770  8.328      131
AZL Fusion Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.087        2
 12/31/2006 11.087 12.237        7
 12/31/2007 12.237 12.728       15
 12/31/2008 12.728  7.644       17
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.023       22
 12/31/2006 11.023 12.064      248
 12/31/2007 12.064 12.442      323
 12/31/2008 12.442  7.409      345
AZL Fusion Moderate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.790        5
 12/31/2006 10.790 11.751       77
 12/31/2007 11.751 12.313       89
 12/31/2008 12.313  8.144      101
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.728      140
 12/31/2006 10.728 11.585      259
 12/31/2007 11.585 12.037      266
 12/31/2008 12.037  7.894      264

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Jennison 20/20 Focus Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.225        1
 12/31/2006 12.225 13.563        2
 12/31/2007 13.563 14.772        2
 12/31/2008 14.772  8.702        4
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.156        2
 12/31/2006 12.156 13.372        6
 12/31/2007 13.372 14.440       10
 12/31/2008 14.440  8.434       34
AZL JPMorgan Large Cap Equity Fund
1.65%
 12/31/2004 10.015 11.343        0
 12/31/2005 11.343 11.857        2
 12/31/2006 11.857 12.446        5
 12/31/2007 12.446 11.483        9
 12/31/2008 11.483  5.095        8
2.50%
 12/31/2004  9.832 11.042        1
 12/31/2005 11.042 11.445       14
 12/31/2006 11.445 11.912       27
 12/31/2007 11.912 10.897       26
 12/31/2008 10.897  4.794       27
AZL JPMorgan U.S. Equity Fund
1.65%
 12/31/2004    N/A 10.741        0
 12/31/2005 10.741 11.141        0
 12/31/2006 11.141 12.559        1
 12/31/2007 12.559 12.821        1
 12/31/2008 12.821  7.733        1
2.50%
 12/31/2004    N/A 10.680        5
 12/31/2005 10.680 10.984       20
 12/31/2006 10.984 12.277       54
 12/31/2007 12.277 12.427       53
 12/31/2008 12.427  7.432       52
AZL Money Market Fund
1.65%
 12/31/2004  9.923  9.826        8
 12/31/2005  9.826  9.914       32
 12/31/2006  9.914 10.185       46
 12/31/2007 10.185 10.499       50
 12/31/2008 10.499 10.579       68
2.50%
 12/31/2004  9.677  9.501       51
 12/31/2005  9.501  9.505       55
 12/31/2006  9.505  9.683      102
 12/31/2007  9.683  9.896      240
 12/31/2008  9.896  9.887      774
AZL NACM International Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.455        0
 12/31/2008  9.455  5.123        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051        0
AZL OCC Opportunity Fund
1.65%
 12/31/2004 12.752 13.516        1
 12/31/2005 13.516 13.971        1
 12/31/2006 13.971 15.348        6
 12/31/2007 15.348 16.437        2
 12/31/2008 16.437  8.544        2
2.50%
 12/31/2004 12.572 13.213        8
 12/31/2005 13.213 13.542       16
 12/31/2006 13.542 14.751       89
 12/31/2007 14.751 15.663       24
 12/31/2008 15.663  8.072       38
AZL Oppenheimer Global Fund
1.65%
 12/31/2004    N/A 11.452        1
 12/31/2005 11.452 12.687        2
 12/31/2006 12.687 14.513        4
 12/31/2007 14.513 15.096        8
 12/31/2008 15.096  8.753        8
2.50%
 12/31/2004    N/A 11.387        5
 12/31/2005 11.387 12.509       18
 12/31/2006 12.509 14.188       35
 12/31/2007 14.188 14.633       30
 12/31/2008 14.633  8.412       31
AZL Oppenheimer International Growth Fund
1.65%
 12/31/2004 11.392 12.828        0
 12/31/2005 12.828 14.408        1
 12/31/2006 14.408 18.281        1
 12/31/2007 18.281 20.190        3
 12/31/2008 20.190 11.092        3
2.50%
 12/31/2004 11.185 12.488        1
 12/31/2005 12.488 13.907        6
 12/31/2006 13.907 17.496        9
 12/31/2007 17.496 19.159       19
 12/31/2008 19.159 10.436       18
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.063        0
 12/31/2007 11.063 11.606        0
 12/31/2008 11.606  6.751        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.000        2
 12/31/2007 11.000 11.441        1
 12/31/2008 11.441  6.599       18


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL S&P 500 Index Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.865        0
 12/31/2008  9.865  6.053        7
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968       39
AZL Schroder Emerging Markets Equity Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.454       11
 12/31/2007 10.454 13.399       19
 12/31/2008 13.399  6.341       11
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.395      103
 12/31/2007 10.395 13.209      325
 12/31/2008 13.209  6.198       49
AZL Schroder International Small Cap Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.227        0
 12/31/2008  9.227  4.939        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870        0
AZL Small Cap Stock Index Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.314        0
 12/31/2008  9.314  6.326        5
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.261        1
 12/31/2008  9.261  6.237       37
AZL TargetPLUS Balanced Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.100        0
 12/31/2008 10.100  7.510        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404        0
AZL TargetPLUS Equity Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.498        0
 12/31/2008 10.498  5.315        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.408        2
 12/31/2008 10.408  5.225        3
AZL TargetPLUS Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.923        0
 12/31/2008  9.923  5.917        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833        0
AZL TargetPLUS Moderate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.063        0
 12/31/2008 10.063  6.694        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599        0
AZL Turner Quantitative Small Cap Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.106        0
 12/31/2006 11.106 12.161        4
 12/31/2007 12.161 12.687        4
 12/31/2008 12.687  7.069        4
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.043        3
 12/31/2006 11.043 11.989       11
 12/31/2007 11.989 12.402        9
 12/31/2008 12.402  6.852        9


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Comstock Fund
1.65%
 12/31/2004  9.445 10.880        0
 12/31/2005 10.880 11.122        3
 12/31/2006 11.122 12.665        8
 12/31/2007 12.665 12.181       11
 12/31/2008 12.181  7.646       11
2.50%
 12/31/2004  9.233 10.545       20
 12/31/2005 10.545 10.689       39
 12/31/2006 10.689 12.070       51
 12/31/2007 12.070 11.509       65
 12/31/2008 11.509  7.163       58
AZL Van Kampen Equity and Income Fund
1.65%
 12/31/2004    N/A 10.792        0
 12/31/2005 10.792 11.332        2
 12/31/2006 11.332 12.543        4
 12/31/2007 12.543 12.715        3
 12/31/2008 12.715  9.515        3
2.50%
 12/31/2004    N/A 10.730        3
 12/31/2005 10.730 11.173       11
 12/31/2006 11.173 12.262       25
 12/31/2007 12.262 12.324       27
 12/31/2008 12.324  9.144       25
AZL Van Kampen Global Franchise Fund
1.65%
 12/31/2004 12.254 13.524        0
 12/31/2005 13.524 14.852        1
 12/31/2006 14.852 17.715        2
 12/31/2007 17.715 19.135        1
 12/31/2008 19.135 13.445        1
2.50%
 12/31/2004 12.184 13.333        9
 12/31/2005 13.333 14.519       26
 12/31/2006 14.519 17.171       48
 12/31/2007 17.171 18.389       54
 12/31/2008 18.389 12.811       50
AZL Van Kampen Global Real Estate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.032        8
 12/31/2007 12.032 10.806        8
 12/31/2008 10.806  5.758        7
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.963       91
 12/31/2007 11.963 10.653       17
 12/31/2008 10.653  5.628       16
AZL Van Kampen Growth and Income Fund
1.65%
 12/31/2004 10.151 11.364        1
 12/31/2005 11.364 12.212        4
 12/31/2006 12.212 13.922        6
 12/31/2007 13.922 14.055       12
 12/31/2008 14.055  9.282       12

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004  9.924 11.015        8
 12/31/2005 11.015 11.736       17
 12/31/2006 11.736 13.267       28
 12/31/2007 13.267 13.279       24
 12/31/2008 13.279  8.696       19
AZL Van Kampen Mid Cap Growth Fund
1.65%
 12/31/2004  8.947 10.669        0
 12/31/2005 10.669 12.335        2
 12/31/2006 12.335 13.251        7
 12/31/2007 13.251 15.925       22
 12/31/2008 15.925  8.064       11
2.50%
 12/31/2004  8.746 10.341        4
 12/31/2005 10.341 11.855       15
 12/31/2006 11.855 12.628       30
 12/31/2007 12.628 15.046      303
 12/31/2008 15.046  7.554       81
BlackRock Global Allocation V.I. Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.906        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861        1
Davis VA Financial Portfolio
1.65%
 12/31/2004  9.810 10.645        0
 12/31/2005 10.645 11.349        0
 12/31/2006 11.349 13.229        0
 12/31/2007 13.229 12.225        0
 12/31/2008 12.225  6.450        1
2.50%
 12/31/2004  9.568 10.293        1
 12/31/2005 10.293 10.881       13
 12/31/2006 10.881 12.577       29
 12/31/2007 12.577 11.524       21
 12/31/2008 11.524  6.028       43
Davis VA Value Portfolio
1.65%
 12/31/2004  9.300 10.275        0
 12/31/2005 10.275 11.062        0
 12/31/2006 11.062 12.513        0
 12/31/2007 12.513 12.878        0
 12/31/2008 12.878  7.559        0
2.50%
 12/31/2004  9.069  9.936        0
 12/31/2005  9.936 10.606        0
 12/31/2006 10.606 11.897        0
 12/31/2007 11.897 12.139        0
 12/31/2008 12.139  7.065        0

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Global Real Estate Securities Fund
1.65%
 12/31/2004 38.244 49.578        0
 12/31/2005 49.578 55.341        1
 12/31/2006 55.341 65.643        2
 12/31/2007 65.643 51.094        1
 12/31/2008 51.094 28.951        1
2.50%
 12/31/2004 33.729 43.355        4
 12/31/2005 43.355 47.986        7
 12/31/2006 47.986 56.438        8
 12/31/2007 56.438 43.555        7
 12/31/2008 43.555 24.470        7
Franklin Growth and Income Securities Fund
1.65%
 12/31/2004 28.981 31.531        3
 12/31/2005 31.531 32.106        4
 12/31/2006 32.106 36.873        3
 12/31/2007 36.873 34.922        4
 12/31/2008 34.922 22.278        4
2.50%
 12/31/2004 25.560 27.573        1
 12/31/2005 27.573 27.839        5
 12/31/2006 27.839 31.703        5
 12/31/2007 31.703 29.770        8
 12/31/2008 29.770 18.829        7
Franklin High Income Securities Fund
1.65%
 12/31/2004 20.292 21.930       34
 12/31/2005 21.930 22.287       29
 12/31/2006 22.287 23.976       32
 12/31/2007 23.976 24.222       30
 12/31/2008 24.222 18.255       21
2.50%
 12/31/2004 17.897 19.177        3
 12/31/2005 19.177 19.325        8
 12/31/2006 19.325 20.614       16
 12/31/2007 20.614 20.648       11
 12/31/2008 20.648 15.430       11
Franklin Income Securities Fund
1.65%
 12/31/2004 34.826 39.001       11
 12/31/2005 39.001 38.980       41
 12/31/2006 38.980 45.337       60
 12/31/2007 45.337 46.266       47
 12/31/2008 46.266 32.012       36
2.50%
 12/31/2004 30.716 34.105        6
 12/31/2005 34.105 33.799       12
 12/31/2006 33.799 38.980       49
 12/31/2007 38.980 39.440       36
 12/31/2008 39.440 27.057       42
Franklin Large Cap Growth Securities Fund
1.65%
 12/31/2004 17.024 18.073        2
 12/31/2005 18.073 17.967        3
 12/31/2006 17.967 19.599        3
 12/31/2007 19.599 20.478        4
 12/31/2008 20.478 13.187        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004 15.950 16.789        5
 12/31/2005 16.789 16.549       12
 12/31/2006 16.549 17.900       16
 12/31/2007 17.900 18.543        9
 12/31/2008 18.543 11.840        8
Franklin Rising Dividends Securities Fund
1.65%
 12/31/2004 29.111 31.783       29
 12/31/2005 31.783 32.335       42
 12/31/2006 32.335 37.254       52
 12/31/2007 37.254 35.656       44
 12/31/2008 35.656 25.567       33
2.50%
 12/31/2004 26.301 28.471       10
 12/31/2005 28.471 28.721       18
 12/31/2006 28.721 32.811       19
 12/31/2007 32.811 31.136       11
 12/31/2008 31.136 22.137       11
Franklin Small Cap Value Securities Fund
1.65%
 12/31/2004 12.267 14.931        2
 12/31/2005 14.931 15.975        2
 12/31/2006 15.975 18.383        2
 12/31/2007 18.383 17.650        2
 12/31/2008 17.650 11.629        2
2.50%
 12/31/2004 11.690 14.108        6
 12/31/2005 14.108 14.966        6
 12/31/2006 14.966 17.077        5
 12/31/2007 17.077 16.257        3
 12/31/2008 16.257 10.620        3
Franklin Small-Mid Cap Growth Securities Fund
1.65%
 12/31/2004 18.581 20.374        0
 12/31/2005 20.374 21.000        0
 12/31/2006 21.000 22.453        1
 12/31/2007 22.453 24.566        1
 12/31/2008 24.566 13.895        1
2.50%
 12/31/2004 17.334 18.845        2
 12/31/2005 18.845 19.261        4
 12/31/2006 19.261 20.419        4
 12/31/2007 20.419 22.151        3
 12/31/2008 22.151 12.423        3
Franklin Templeton VIP Founding Funds Allocation Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.235        0
 12/31/2008  9.235  5.825        3
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.196        4
 12/31/2008  9.196  5.751        6


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin U.S. Government Fund
1.65%
 12/31/2004 22.675 23.078       19
 12/31/2005 23.078 23.247       28
 12/31/2006 23.247 23.786       32
 12/31/2007 23.786 24.940       27
 12/31/2008 24.940 26.393       27
2.50%
 12/31/2004 19.999 20.181        1
 12/31/2005 20.181 20.157        5
 12/31/2006 20.157 20.451        7
 12/31/2007 20.451 21.261        5
 12/31/2008 21.261 22.308        6
Franklin Zero Coupon Fund 2010
1.65%
 12/31/2004 34.350 35.381        0
 12/31/2005 35.381 35.338        0
 12/31/2006 35.338 35.704        1
 12/31/2007 35.704 38.144        1
 12/31/2008 38.144 40.331        2
2.50%
 12/31/2004 30.296 30.939        0
 12/31/2005 30.939 30.641        0
 12/31/2006 30.641 30.697        1
 12/31/2007 30.697 32.516        4
 12/31/2008 32.516 34.089       33
Mutual Global Discovery Securities Fund
1.65%
 12/31/2004 16.442 19.115        0
 12/31/2005 19.115 21.805        2
 12/31/2006 21.805 26.394        7
 12/31/2007 26.394 29.036       13
 12/31/2008 29.036 20.433       12
2.50%
 12/31/2004 15.472 17.835        4
 12/31/2005 17.835 20.173       13
 12/31/2006 20.173 24.212       30
 12/31/2007 24.212 26.409       46
 12/31/2008 26.409 18.427       48
Mutual Shares Securities Fund
1.65%
 12/31/2004 16.461 18.237        4
 12/31/2005 18.237 19.832        7
 12/31/2006 19.832 23.094       19
 12/31/2007 23.094 23.505       27
 12/31/2008 23.505 14.540       20
2.50%
 12/31/2004 15.491 17.015       11
 12/31/2005 17.015 18.348       26
 12/31/2006 18.348 21.185      107
 12/31/2007 21.185 21.378       94
 12/31/2008 21.378 13.112      143
OpCap Mid Cap Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.992        0
 12/31/2007  9.992 10.539        0
 12/31/2008 10.539  6.046        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.936        2
 12/31/2007  9.936 10.390       17
 12/31/2008 10.390  5.910       15
Oppenheimer Global Securities Fund/VA
1.65%
 12/31/2004  9.322 10.926        2
 12/31/2005 10.926 12.285        2
 12/31/2006 12.285 14.222        2
 12/31/2007 14.222 14.872        0
 12/31/2008 14.872  8.749        0
2.50%
 12/31/2004  9.091 10.565        0
 12/31/2005 10.565 11.779        0
 12/31/2006 11.779 13.521        0
 12/31/2007 13.521 14.019        0
 12/31/2008 14.019  8.177        0
Oppenheimer High Income Fund/VA
1.65%
 12/31/2004 11.082 11.877        0
 12/31/2005 11.877 11.954        0
 12/31/2006 11.954 12.867        0
 12/31/2007 12.867 12.642        0
 12/31/2008 12.642  2.652        0
2.50%
 12/31/2004 10.808 11.485        2
 12/31/2005 11.485 11.461        0
 12/31/2006 11.461 12.233        0
 12/31/2007 12.233 11.917        0
 12/31/2008 11.917  2.479        0
Oppenheimer Main Street Fund/VA
1.65%
 12/31/2004  8.671  9.335        0
 12/31/2005  9.335  9.732        0
 12/31/2006  9.732 11.011        0
 12/31/2007 11.011 11.309        0
 12/31/2008 11.309  6.844        0
2.50%
 12/31/2004  8.456  9.027       19
 12/31/2005  9.027  9.331       19
 12/31/2006  9.331 10.469       17
 12/31/2007 10.469 10.660       17
 12/31/2008 10.660  6.397       16
PIMCO VIT All Asset Portfolio
1.65%
 12/31/2004    N/A 11.858        1
 12/31/2005 11.858 12.391        1
 12/31/2006 12.391 12.757        1
 12/31/2007 12.757 13.592        0
 12/31/2008 13.592 11.251        1
2.50%
 12/31/2004    N/A 11.791        2
 12/31/2005 11.791 12.217       12
 12/31/2006 12.217 12.471       16
 12/31/2007 12.471 13.174       23
 12/31/2008 13.174 10.812       25


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.018        1
 12/31/2006 11.018 10.502        5
 12/31/2007 10.502 12.730        4
 12/31/2008 12.730  7.038        6
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.955        4
 12/31/2006 10.955 10.354       15
 12/31/2007 10.354 12.444       16
 12/31/2008 12.444  6.822       21
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.909        0
 12/31/2006 10.909 11.727        2
 12/31/2007 11.727 12.205        3
 12/31/2008 12.205 10.253        3
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.847        3
 12/31/2006 10.847 11.561        4
 12/31/2007 11.561 11.931        0
 12/31/2008 11.931  9.937        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.333        1
 12/31/2006  9.333  9.608        1
 12/31/2007  9.608 10.371        0
 12/31/2008 10.371 10.114        5
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.280        0
 12/31/2006  9.280  9.472        3
 12/31/2007  9.472 10.138        2
 12/31/2008 10.138  9.803        3
PIMCO VIT High Yield Portfolio
1.65%
 12/31/2004 11.497 12.390        1
 12/31/2005 12.390 12.691        2
 12/31/2006 12.691 13.620        2
 12/31/2007 13.620 13.867        2
 12/31/2008 13.867 10.428        2
2.50%
 12/31/2004 11.213 11.981        5
 12/31/2005 11.981 12.168       10
 12/31/2006 12.168 12.949        9
 12/31/2007 12.949 13.071       10
 12/31/2008 13.071  9.747       19
PIMCO VIT Real Return Portfolio
1.65%
 12/31/2004 10.499 11.247        8
 12/31/2005 11.247 11.296       11
 12/31/2006 11.296 11.191       15
 12/31/2007 11.191 12.181       16
 12/31/2008 12.181 11.136       18

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004 10.439 11.088       22
 12/31/2005 11.088 11.042       32
 12/31/2006 11.042 10.847       29
 12/31/2007 10.847 11.706       31
 12/31/2008 11.706 10.611       36
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.65%
 12/31/2004  8.688  9.470        0
 12/31/2005  9.470  9.640        0
 12/31/2006  9.640 10.895        0
 12/31/2007 10.895 11.451        0
 12/31/2008 11.451  6.462        0
2.50%
 12/31/2004  8.473  9.157        0
 12/31/2005  9.157  9.243        0
 12/31/2006  9.243 10.358        0
 12/31/2007 10.358 10.794        0
 12/31/2008 10.794  6.039        0
PIMCO VIT Total Return Portfolio
1.65%
 12/31/2004 11.816 12.191        5
 12/31/2005 12.191 12.286        8
 12/31/2006 12.286 12.551       13
 12/31/2007 12.551 13.426        8
 12/31/2008 13.426 13.840        9
2.50%
 12/31/2004 11.524 11.788       12
 12/31/2005 11.788 11.780       27
 12/31/2006 11.780 11.933       36
 12/31/2007 11.933 12.656       32
 12/31/2008 12.656 12.935       37
Seligman Smaller-Cap Value Portfolio
1.65%
 12/31/2004 14.777 17.434        1
 12/31/2005 17.434 16.468        1
 12/31/2006 16.468 19.640        1
 12/31/2007 19.640 20.118        1
 12/31/2008 20.118 11.965        1
2.50%
 12/31/2004 14.411 16.859        1
 12/31/2005 16.859 15.789        1
 12/31/2006 15.789 18.672        1
 12/31/2007 18.672 18.963        1
 12/31/2008 18.963 11.183        1
SP International Growth Portfolio
1.65%
 12/31/2004  5.554  6.344        0
 12/31/2005  6.344  7.226        0
 12/31/2006  7.226  8.542        0
 12/31/2007  8.542 10.008        0
 12/31/2008 10.008  4.874        0
2.50%
 12/31/2004  5.412  6.129        0
 12/31/2005  6.129  6.923        0
 12/31/2006  6.923  8.114        0
 12/31/2007  8.114  9.426        8
 12/31/2008  9.426  4.552        0


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

SP Strategic Partners Focused Growth Portfolio
1.65%
 12/31/2004  5.956  6.438        0
 12/31/2005  6.438  7.272        0
 12/31/2006  7.272  7.074        0
 12/31/2007  7.074  7.979        0
 12/31/2008  7.979  4.823        0
2.50%
 12/31/2004  5.803  6.220        2
 12/31/2005  6.220  6.967        2
 12/31/2006  6.967  6.720        2
 12/31/2007  6.720  7.515        2
 12/31/2008  7.515  4.504        3
Templeton Foreign Securities Fund
1.65%
 12/31/2004 18.055 21.049        1
 12/31/2005 21.049 22.811        2
 12/31/2006 22.811 27.251        2
 12/31/2007 27.251 30.946        2
 12/31/2008 30.946 18.148        2
2.50%
 12/31/2004 16.313 18.857        2
 12/31/2005 18.857 20.263        3
 12/31/2006 20.263 24.003        5
 12/31/2007 24.003 27.025        6
 12/31/2008 27.025 15.714        6


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.931        0
 12/31/2008 30.931 32.312        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 26.483        0
 12/31/2008 26.483 27.431        2
Templeton Growth Securities Fund
1.65%
 12/31/2004 19.376 22.112       12
 12/31/2005 22.112 23.679       16
 12/31/2006 23.679 28.372       17
 12/31/2007 28.372 28.560       24
 12/31/2008 28.560 16.203       18
2.50%
 12/31/2004 17.826 20.171        9
 12/31/2005 20.171 21.418       15
 12/31/2006 21.418 25.446       70
 12/31/2007 25.446 25.397       49
 12/31/2008 25.397 14.286       69

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You make no additional Purchase Payments and are the only Owner.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 80th birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.

TRADITIONAL GBP EXAMPLE:
On the tenth Contract Anniversary the Traditional GMIB value is equal to:
  Total Purchase Payments:..........................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $100,000 =.....................-  12,500
     Traditional GMIB value as of the tenth Contract Anniversary:...$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, GMIB Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would be available, but you can withdraw more money under the partial withdrawal privilege.


ENHANCED GBP EXAMPLE:
On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1)The 7% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 7% on the first Contract Anniversary......x           1.07
           ......................................................$107,000.00
     Increased by 7% on the second Contract Anniversary.....x           1.07
           ......................................................$114,490.00
     Increased by 7% on the third Contract Anniversary......x           1.07
           ......................................................$122,504.30
     On the ninth Contract Anniversary the 7% AIA is.............$183,845.92
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $183,845.92 =..............-   22,980.74
           ......................................................$160,865.18
     Increased by 7% on the tenth Contract Anniversary......x           1.07
           ......................................................$172,125.74
     Verifying that the 7% AIA is within the maximum limit:
       2 times Purchase Payments: 2 x $100,000 =.........$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
       ($20,000 / $160,000) = 0.125 x $200,000 =.......-   25,000
                                                         $175,000
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

2)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $180,000 =....................-   22,500
           .........................................................$157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

The 5% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 5% on the first Contract Anniversary......x           1.05
           ......................................................$105,000.00
     Increased by 5% on the second Contract Anniversary.....x           1.05
           ......................................................$110,250.00
     Increased by 5% on the third Contract Anniversary......x           1.05
           ......................................................$115,762.50
     On the ninth Contract Anniversary the 5% AIA is.............$155,132.82
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $155,132.80 =..............-   19,391.60
           ......................................................$135,741.22
     Increased by 5% on the tenth Contract Anniversary......x           1.05
           ......................................................$142,528.28
     Verifying that the 5% AIA is within the maximum limit:
       2 times Purchase Payments made in the first five Contract
         Years: 2 x $100,000 =...........................$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
       ($20,000 / $160,000) = 0.125 x $200,000 =......-    25,000
                                                         $175,000

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Enhanced GMDB value, which is the MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $180,000 =.....................-  22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the 157,500 MAV.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $0 = .....................$100,000
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x $90,000) = $90,000 - $13,500 =...........$76,500
  Withdrawal Charge Basis.....................................$76,500
  Multiplied by the withdrawal charge......................x       6%
       ......................................................$  4,590
Therefore, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year when the Contract Value is $110,000. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500. The $9,000 withdrawn is not subject to a withdrawal charge.
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $0 = .....................$100,000
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x $90,000) = $90,000 - $13,500 =...........$76,500
  Withdrawal Charge Basis .....................................$76,500
  Multiplied by the withdrawal charge.......................x       6%
       .......................................................$  4,590
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,410.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $25,000 in the second Contract Year when the Contract Value is $110,000 and the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500, so $8,500 of the withdrawal is subject to a withdrawal charge.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$8,500........................................................
  Multiplied by the withdrawal charge.......................x       6%
       ...........................................................$510
Therefore, we would withdraw $25,510 from the Contract and pay you $25,000.

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $8,500 = ..................$91,500
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x 90,000) = $90,000 - $13,500 =............$76,500
  Withdrawal Charge Basis .....................................$76,500
  Multiplied by the withdrawal charge.......................x       6%
       .......................................................$  4,590
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $110,500.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  One Chase Manhattan Plaza, 37[th] Floor
  New York, NY 10005-1423
  (800) 624-0197


If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

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       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                  PART B - SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                         ALLIANZ ADVANTAGE[TM] NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
            ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                             (THE SEPARATE ACCOUNT)
                                      AND
                  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)


                                 APRIL 27, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     One Chase Manhattan Plaza, 37th Floor
                            New York, NY 10005-1423
                                 (800) 624-0197

                               TABLE OF CONTENTS
                   ALLIANZ LIFE OF NEW YORK...............................2
                   EXPERTS................................................2
                   LEGAL OPINIONS.........................................2
                   DISTRIBUTOR............................................2
                   REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE......3
                   FEDERAL TAX STATUS.....................................3
                   General................................................3
                   Diversification........................................4
                   Owner Control..........................................4
                   Contracts Owned by Non-Individuals.....................5
                   Income Tax Withholding.................................5
                   Required Distributions.................................5
                   Qualified Contracts....................................6
                   ANNUITY PROVISIONS.....................................6
                   Annuity Units/Calculating Variable Annuity Payments....7
                   MORTALITY AND EXPENSE RISK GUARANTEE...................7
                   INFORMATION ON ORIGINAL CONTRACTS......................7
                   ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE
                         ENHANCED GBP.....................................8
                   Calculating the AIAs...................................9
                   Calculating the MAV....................................9
                   FINANCIAL STATEMENTS..................................10
                   APPENDIX - CONDENSED FINANCIAL INFORMATION............11


                                                                     ADVSAI-0409






   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life of New York refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:


CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                      $5,508,561.44                                            $0
    2007                      $5,838,450.54                                            $0
    2008                      $7,945,634.64                                            $0


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support









   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by








   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains








   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.





   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.









   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were offered from January 2001 to February 19, 2004 and were replaced by the currently offered Contracts. Original Contracts are no longer offered for sale but Owners of these Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.


The death benefit under Original Contracts differs based on whether or not your Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit will be the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center. For Original Contracts with an EDB endorsement, the death benefit will be the greater of 1 or 2:


1.The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
2.The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If the older Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.





   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken, or
o the Maximum Anniversary Value or MAV.

THE MAXIMUM ANNIVERSARY VALUE (MAV) UNDER THE EDB ENDORSEMENT. On your Issue Date we set the MAV equal to initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner's death, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus any Contract Value withdrawn (including any withdrawal charge) that day.

On each Contract Anniversary before the older Owner's 81st birthday and before the date of any Owner's death:
o the MAV is equal to the highest Contract Value that occurred on the Issue Date or on any Contract Anniversary,
o plus subsequent additional Purchase Payments received since the Issue
  Date or Contract Anniversary on which the MAV occurred, and
o minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken on or after the Issue Date or Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday and before the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

The Guaranteed Benefit Packages, Annuity Option 6 and the six-month Dollar Cost Averaging (DCA) Fixed Option were not available under Original Contracts. However, the 12-month DCA Fixed Option is available if you make additional Purchase Payments to an Original Contract. For more information, please see section 4, Investment Options - Dollar Cost Averaging (DCA) Program in the prospectus. Original Contracts also include a fixed account as an Investment Choice under our general account during the Accumulation Phase. The assumed investment return (AIR) for variable Traditional Annuity Payments on Original Contracts is 5%, however, we may agree to allow you to select an AIR of 3% or 4.5%. For more information, please see section 2, The Annuity Phase - Traditional Annuity Payments, in the prospectus. If death benefit payment Option C is elected, we will not assess the contract maintenance charge on each Traditional Annuity Payment.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE

(as a percentage of average daily assets invested in a subaccount on an annual basis)

-----------------------------
|M&E CHARGE           |1.34%|
-----------------------------
|ADMINISTRATIVE CHARGE|0.15%|
-----------------------------
|TOTAL                |1.49%|
-----------------------------

During the Annuity Phase, the Separate Account expenses are equal on an annual basis to 1.40%.

For more information, please see the Fee Tables in the prospectus and prospectus section 6, Expenses.

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE ENHANCED GBP
If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the AIA; or
o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.








   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:
o the 5% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o its value on the immediately preceding Business Day;
o plus any additional Purchase Payments received that day;
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o 1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

WE LIMIT THE 5% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract
  Years,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.








   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.





   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.


KEY TO BENEFIT OPTION*                                          SEPARATE ACCOUNT
                                                                 ANNUAL EXPENSES
ADV 1  Allianz Advantage - Original Contracts                     1.49%
ADV 3. Allianz Advantage - Enhanced GMDB and no GBP               1.85%
ADV 4. Allianz Advantage - Traditional GMDB and Traditional GBP   1.85%
ADV 5. Allianz Advantage - Enhanced GMDB and Traditional GBP      2.00%
ADV 6. Allianz Advantage - Traditional GMDB and Enhanced GBP      2.35%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.

(Number of Accumulation Units in thousands)



                                               Number of
                                  AUV          Accumulation
          Period                  at           Units
          or         AUV at       End          Outstanding
Benefit   Year       Beginning    of           at End of
Option *  Ended      of Period    Period       Period
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.079            1
        12/31/2003      8.079     10.120            1
        12/31/2004     10.120     12.176            2
        12/31/2005     12.176     13.959            4
        12/31/2006     13.959     17.472            7
        12/31/2007     17.472     19.729            8
        12/31/2008     19.729     11.369            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            0
        12/31/2007     17.181     19.330            1
        12/31/2008     19.330     11.099            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            1
        12/31/2007     17.181     19.330            1
        12/31/2008     19.330     11.099            1


ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.034            0
        12/31/2004     10.034     12.011            0
        12/31/2005     12.011     13.700            1
        12/31/2006     13.700     17.061            1
        12/31/2007     17.061     19.167            1
        12/31/2008     19.167     10.988            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.975            0
        12/31/2004      9.975     11.899            0
        12/31/2005     11.899     13.525            8
        12/31/2006     13.525     16.785           12
        12/31/2007     16.785     18.790           10
        12/31/2008     18.790     10.735           10



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL BlackRock Capital Appreciation Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.960            1
        12/31/2006     11.960     11.969            1
        12/31/2007     11.969     13.078            0
        12/31/2008     13.078      8.198            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
        12/31/2008     12.953      8.091            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
        12/31/2008     12.953      8.091            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.919            0
        12/31/2006     11.919     11.867            0
        12/31/2007     11.867     12.901            0
        12/31/2008     12.901      8.046            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.891            2
        12/31/2006     11.891     11.798            3
        12/31/2007     11.798     12.781           11
        12/31/2008     12.781      7.943           12



AZL BlackRock Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.544            5
        12/31/2003      7.544     10.144            5
        12/31/2004     10.144     10.801            5
        12/31/2005     10.801     11.818            5
        12/31/2006     11.818     11.725            9
        12/31/2007     11.725     13.286            8
        12/31/2008     13.286      5.144            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            0
        12/31/2007     11.530     13.017            0
        12/31/2008     13.017      5.022            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            1
        12/31/2007     11.530     13.017            3
        12/31/2008     13.017      5.022            4
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.058            0
        12/31/2004     10.058     10.655            0
        12/31/2005     10.655     11.599            0
        12/31/2006     11.599     11.449            0
        12/31/2007     11.449     12.907            0
        12/31/2008     12.907      4.972            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.999            0
        12/31/2004      9.999     10.555            0
        12/31/2005     10.555     11.451            4
        12/31/2006     11.451     11.264            4
        12/31/2007     11.264     12.653           11
        12/31/2008     12.653      4.857           59



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Columbia Mid Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.071            0
        12/31/2007     10.071     10.303            0
        12/31/2008     10.303      4.857            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
        12/31/2008     10.241      4.810            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
        12/31/2008     10.241      4.810            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.036            0
        12/31/2007     10.036     10.216            2
        12/31/2008     10.216      4.791            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.013            2
        12/31/2007     10.013     10.156            9
        12/31/2008     10.156      4.746           10



AZL Columbia Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.050            0
        12/31/2005     12.050     12.275            1
        12/31/2006     12.275     13.715            2
        12/31/2007     13.715     12.398            1
        12/31/2008     12.398      8.295            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
        12/31/2008     12.236      8.157            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
        12/31/2008     12.236      8.157            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.009            0
        12/31/2005     12.009     12.171            1
        12/31/2006     12.171     13.530            1
        12/31/2007     13.530     12.168            1
        12/31/2008     12.168      8.100            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.981            7
        12/31/2005     11.981     12.100           30
        12/31/2006     12.100     13.404           40
        12/31/2007     13.404     12.013           39
        12/31/2008     12.013      7.968           33



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Columbia Technology Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.744            0
        12/31/2002     10.744      6.231            2
        12/31/2003      6.231      8.715            2
        12/31/2004      8.715      8.214            2
        12/31/2005      8.214      8.150            1
        12/31/2006      8.150      8.235            1
        12/31/2007      8.235      9.958            1
        12/31/2008      9.958      4.843            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            1
        12/31/2007      8.083      9.740            0
        12/31/2008      9.740      4.720            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            2
        12/31/2007      8.083      9.740            0
        12/31/2008      9.740      4.720            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.619            0
        12/31/2004      8.619      8.082            0
        12/31/2005      8.082      7.979            0
        12/31/2006      7.979      8.021            0
        12/31/2007      8.021      9.650            0
        12/31/2008      9.650      4.669            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.554            0
        12/31/2004      8.554      7.993            1
        12/31/2005      7.993      7.863            2
        12/31/2006      7.863      7.877            7
        12/31/2007      7.877      9.444           15
        12/31/2008      9.444      4.554           17



AZL Davis NY Venture Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.441            3
        12/31/2002     10.441      7.800           20
        12/31/2003      7.800      9.946           21
        12/31/2004      9.946     10.833           20
        12/31/2005     10.833     11.706           23
        12/31/2006     11.706     13.138           23
        12/31/2007     13.138     13.480           16
        12/31/2008     13.480      7.901           52
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            0
        12/31/2006     11.532     12.896            1
        12/31/2007     12.896     13.184            1
        12/31/2008     13.184      7.700            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            5
        12/31/2006     11.532     12.896           10
        12/31/2007     12.896     13.184            3
        12/31/2008     13.184      7.700           13
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.837            0
        12/31/2004      9.837     10.659            0
        12/31/2005     10.659     11.460            0
        12/31/2006     11.460     12.797            0
        12/31/2007     12.797     13.062            0
        12/31/2008     13.062      7.618            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.763            0
        12/31/2004      9.763     10.542           14
        12/31/2005     10.542     11.295           36
        12/31/2006     11.295     12.568           41
        12/31/2007     12.568     12.784           61
        12/31/2008     12.784      7.429           87


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Dreyfus Equity Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.525            0
        12/31/2002     10.525      7.185            5
        12/31/2003      7.185      8.796            6
        12/31/2004      8.796      9.334           10
        12/31/2005      9.334      9.616           13
        12/31/2006      9.616     10.699           14
        12/31/2007     10.699     11.462           31
        12/31/2008     11.462      6.591           17
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
        12/31/2008     11.211      6.423            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
        12/31/2008     11.211      6.423            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.699            0
        12/31/2004      8.699      9.185            0
        12/31/2005      9.185      9.414            0
        12/31/2006      9.414     10.421            0
        12/31/2007     10.421     11.108            2
        12/31/2008     11.108      6.355            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.634            0
        12/31/2004      8.634      9.083            0
        12/31/2005      9.083      9.278            1
        12/31/2006      9.278     10.234            6
        12/31/2007     10.234     10.870            9
        12/31/2008     10.870      6.197            9



AZL First Trust Target Double Play Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.599            5
        12/31/2008     10.599      4.839            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
        12/31/2008     10.561      4.804            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
        12/31/2008     10.561      4.804            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.545            0
        12/31/2008     10.545      4.790            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.507            1
        12/31/2008     10.507      4.756            1



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Franklin Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.710            6
        12/31/2004     12.710     15.413           10
        12/31/2005     15.413     16.254            9
        12/31/2006     16.254     18.483            9
        12/31/2007     18.483     17.412            7
        12/31/2008     17.412     11.368            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            1
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            1
        12/31/2007     18.240     17.121            1
        12/31/2008     17.121     11.138            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            0
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            3
        12/31/2007     18.240     17.121            2
        12/31/2008     17.121     11.138            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            0
        12/31/2004     12.667     15.282            0
        12/31/2005     15.282     16.034            0
        12/31/2006     16.034     18.140            0
        12/31/2007     18.140     17.002            6
        12/31/2008     17.002     11.043            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.637            0
        12/31/2004     12.637     15.193            1
        12/31/2005     15.193     15.885           24
        12/31/2006     15.885     17.909           25
        12/31/2007     17.909     16.726           26
        12/31/2008     16.726     10.826           28



AZL Fusion Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.623            0
        12/31/2006     10.623     11.460            9
        12/31/2007     11.460     12.092           14
        12/31/2008     12.092      8.644           15
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            1
        12/31/2006     10.598     11.391            1
        12/31/2007     11.391     11.976            6
        12/31/2008     11.976      8.530            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            4
        12/31/2006     10.598     11.391           17
        12/31/2007     11.391     11.976            2
        12/31/2008     11.976      8.530           22
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.587            0
        12/31/2006     10.587     11.362            0
        12/31/2007     11.362     11.929           12
        12/31/2008     11.929      8.483            8
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.562            9
        12/31/2006     10.562     11.296           16
        12/31/2007     11.296     11.817           14
        12/31/2008     11.817      8.374           24



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Fusion Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.098            4
        12/31/2006     11.098     12.269            5
        12/31/2007     12.269     12.782            5
        12/31/2008     12.782      7.689            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            0
        12/31/2006     11.072     12.196            6
        12/31/2007     12.196     12.660           22
        12/31/2008     12.660      7.588           18
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            2
        12/31/2006     11.072     12.196            3
        12/31/2007     12.196     12.660            3
        12/31/2008     12.660      7.588           20
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.061            0
        12/31/2006     11.061     12.165            0
        12/31/2007     12.165     12.609            0
        12/31/2008     12.609      7.547            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.035           17
        12/31/2006     11.035     12.094           83
        12/31/2007     12.094     12.492          130
        12/31/2008     12.492      7.450          134



AZL Fusion Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.801            0
        12/31/2006     10.801     11.782            0
        12/31/2007     11.782     12.366            1
        12/31/2008     12.366      8.192            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775           21
        12/31/2006     10.775     11.711           19
        12/31/2007     11.711     12.248           33
        12/31/2008     12.248      8.085           30
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775            0
        12/31/2006     10.775     11.711            7
        12/31/2007     11.711     12.248            5
        12/31/2008     12.248      8.085            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.765            0
        12/31/2006     10.765     11.682            0
        12/31/2007     11.682     12.199            0
        12/31/2008     12.199      8.040            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.739           24
        12/31/2006     10.739     11.614           62
        12/31/2007     11.614     12.085           63
        12/31/2008     12.085      7.937           60



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Jennison 20/20 Focus Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.238            6
        12/31/2006     12.238     13.600            6
        12/31/2007     13.600     14.835            3
        12/31/2008     14.835      8.753           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            1
        12/31/2007     13.518     14.693            1
        12/31/2008     14.693      8.638            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            4
        12/31/2007     13.518     14.693            2
        12/31/2008     14.693      8.638            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.197            0
        12/31/2006     12.197     13.484            0
        12/31/2007     13.484     14.634            6
        12/31/2008     14.634      8.591            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.168            4
        12/31/2006     12.168     13.406            8
        12/31/2007     13.406     14.498            6
        12/31/2008     14.498      8.481           16



AZL JPMorgan Large Cap Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.139            0
        12/31/2002     10.139      8.103            4
        12/31/2003      8.103     10.049            5
        12/31/2004     10.049     11.401            6
        12/31/2005     11.401     11.936           11
        12/31/2006     11.936     12.549           15
        12/31/2007     12.549     11.597           14
        12/31/2008     11.597      5.154           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            2
        12/31/2005     11.271     11.759            4
        12/31/2006     11.759     12.318            6
        12/31/2007     12.318     11.343            6
        12/31/2008     11.343      5.022            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            0
        12/31/2005     11.271     11.759            1
        12/31/2006     11.759     12.318            1
        12/31/2007     12.318     11.343            0
        12/31/2008     11.343      5.022            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.939            0
        12/31/2004      9.939     11.218            0
        12/31/2005     11.218     11.685            0
        12/31/2006     11.685     12.223            0
        12/31/2007     12.223     11.238            0
        12/31/2008     11.238      4.969            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864     11.095            0
        12/31/2005     11.095     11.517           13
        12/31/2006     11.517     12.005           17
        12/31/2007     12.005     10.998           14
        12/31/2008     10.998      4.846           16



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL JPMorgan U.S. Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.752            1
        12/31/2005     10.752     11.171            1
        12/31/2006     11.171     12.612            1
        12/31/2007     12.612     12.897            1
        12/31/2008     12.897      7.791            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726            1
        12/31/2005     10.726     11.104            1
        12/31/2006     11.104     12.492            1
        12/31/2007     12.492     12.727            3
        12/31/2008     12.727      7.661            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726           16
        12/31/2005     10.726     11.104           18
        12/31/2006     11.104     12.492           19
        12/31/2007     12.492     12.727           18
        12/31/2008     12.727      7.661           20
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.715            0
        12/31/2005     10.715     11.076            1
        12/31/2006     11.076     12.442            2
        12/31/2007     12.442     12.657            2
        12/31/2008     12.657      7.607            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.690            2
        12/31/2005     10.690     11.012           12
        12/31/2006     11.012     12.327           24
        12/31/2007     12.327     12.496           19
        12/31/2008     12.496      7.484           19


AZL Money Market Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.561           86
        12/31/2002     10.561     10.493           78
        12/31/2003     10.493     10.373           84
        12/31/2004     10.373     10.288           58
        12/31/2005     10.288     10.397           60
        12/31/2006     10.397     10.699           29
        12/31/2007     10.699     11.046           32
        12/31/2008     11.046     11.148           57
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            3
        12/31/2005      9.748      9.816            1
        12/31/2006      9.816     10.065            1
        12/31/2007     10.065     10.354           15
        12/31/2008     10.354     10.412           13
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            0
        12/31/2005      9.748      9.816            0
        12/31/2006      9.816     10.065            3
        12/31/2007     10.065     10.354            6
        12/31/2008     10.354     10.412           19
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.821            0
        12/31/2004      9.821      9.691            1
        12/31/2005      9.691      9.744            1
        12/31/2006      9.744      9.975           25
        12/31/2007      9.975     10.246            9
        12/31/2008     10.246     10.288            9
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.720            0
        12/31/2004      9.720      9.558           41
        12/31/2005      9.558      9.576           32
        12/31/2006      9.576      9.770           79
        12/31/2007      9.770     10.000           49
        12/31/2008     10.000     10.006          142



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL NACM International Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.465            0
        12/31/2008      9.465      5.137            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
        12/31/2008      9.443      5.106            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
        12/31/2008      9.443      5.106            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.433            0
        12/31/2008      9.433      5.093            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.411            1
        12/31/2008      9.411      5.064            7



AZL OCC Opportunity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.009            0
        12/31/2003      8.009     12.786            6
        12/31/2004     12.786     13.574            7
        12/31/2005     13.574     14.053            7
        12/31/2006     14.053     15.463            6
        12/31/2007     15.463     16.587            6
        12/31/2008     16.587      8.635            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            1
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
        12/31/2008     16.251      8.430            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            0
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
        12/31/2008     16.251      8.430            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.677            0
        12/31/2004     12.677     13.391            0
        12/31/2005     13.391     13.793            0
        12/31/2006     13.793     15.099            0
        12/31/2007     15.099     16.114            0
        12/31/2008     16.114      8.346            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.603            0
        12/31/2004     12.603     13.266            2
        12/31/2005     13.266     13.617            9
        12/31/2006     13.617     14.854           11
        12/31/2007     14.854     15.797            7
        12/31/2008     15.797      8.154            8



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Oppenheimer Global Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.465            0
        12/31/2005     11.465     12.721            1
        12/31/2006     12.721     14.576            3
        12/31/2007     14.576     15.185            2
        12/31/2008     15.185      8.819            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            1
        12/31/2005     11.437     12.645            2
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            2
        12/31/2008     14.986      8.672            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            0
        12/31/2005     11.437     12.645            1
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            0
        12/31/2008     14.986      8.672            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.426            0
        12/31/2005     11.426     12.613            0
        12/31/2006     12.613     14.379            0
        12/31/2007     14.379     14.904            0
        12/31/2008     14.904      8.611            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.399            1
        12/31/2005     11.399     12.540            9
        12/31/2006     12.540     14.245           15
        12/31/2007     14.245     14.713           15
        12/31/2008     14.713      8.471           19



AZL Oppenheimer International Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.225            0
        12/31/2002     10.225      8.674            0
        12/31/2003      8.674     11.432            1
        12/31/2004     11.432     12.894            2
        12/31/2005     12.894     14.504            2
        12/31/2006     14.504     18.432            4
        12/31/2007     18.432     20.390            6
        12/31/2008     20.390     11.220            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            0
        12/31/2007     18.093     19.942            0
        12/31/2008     19.942     10.934            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            1
        12/31/2007     18.093     19.942            1
        12/31/2008     19.942     10.934            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.306            0
        12/31/2004     11.306     12.687            0
        12/31/2005     12.687     14.200            0
        12/31/2006     14.200     17.954            0
        12/31/2007     17.954     19.759            0
        12/31/2008     19.759     10.817            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.221            0
        12/31/2004     11.221     12.547            1
        12/31/2005     12.547     13.994           11
        12/31/2006     13.994     17.632           11
        12/31/2007     17.632     19.337           17
        12/31/2008     19.337     10.549           20



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL PIMCO Fundamental IndexPLUS Total Return Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.075            0
        12/31/2007     11.075     11.637            0
        12/31/2008     11.637      6.780            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
        12/31/2008     11.567      6.715            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
        12/31/2008     11.567      6.715            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.037            0
        12/31/2007     11.037     11.538            0
        12/31/2008     11.538      6.688            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.011            0
        12/31/2007     11.011     11.470            0
        12/31/2008     11.470      6.626            0



AZL S&P 500 Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      6.069           29
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
        12/31/2008      9.852      6.033            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
        12/31/2008      9.852      6.033           17
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.842            0
        12/31/2008      9.842      6.018            4
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.819            2
        12/31/2008      9.819      5.983            9



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Schroder Emerging Markets Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.465            1
        12/31/2007     10.465     13.435            2
        12/31/2008     13.435      6.368            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            0
        12/31/2007     10.440     13.354            1
        12/31/2008     13.354      6.307            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            1
        12/31/2007     10.440     13.354            3
        12/31/2008     13.354      6.307            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.429            0
        12/31/2007     10.429     13.321            0
        12/31/2008     13.321      6.282            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.405            6
        12/31/2007     10.405     13.243           35
        12/31/2008     13.243      6.223           55



AZL Schroder International Small Cap Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.237            0
        12/31/2008      9.237      4.953            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
        12/31/2008      9.215      4.923            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
        12/31/2008      9.215      4.923            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.206            0
        12/31/2008      9.206      4.910            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.184            1
        12/31/2008      9.184      4.882            2



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Small Cap Stock Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.324            0
        12/31/2008      9.324      6.343           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
        12/31/2008      9.301      6.305            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
        12/31/2008      9.301      6.305           11
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.292            0
        12/31/2008      9.292      6.289            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.270            4
        12/31/2008      9.270      6.252           26



AZL TargetPLUS Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.110            0
        12/31/2008     10.110      7.530            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
        12/31/2008     10.086      7.485            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
        12/31/2008     10.086      7.485            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.076            0
        12/31/2008     10.076      7.466            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.052            0
        12/31/2008     10.052      7.422            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL TargetPLUS Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.515            0
        12/31/2008     10.515      5.332            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
        12/31/2008     10.476      5.294            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
        12/31/2008     10.476      5.294            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.460            0
        12/31/2008     10.460      5.278            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.424            9
        12/31/2008     10.424      5.241            9



AZL TargetPLUS Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.933            0
        12/31/2008      9.933      5.933            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
        12/31/2008      9.909      5.897            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
        12/31/2008      9.909      5.897            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.899            0
        12/31/2008      9.899      5.882            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      5.848            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL TargetPLUS Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.074            0
        12/31/2008     10.074      6.712            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      6.671            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      6.671            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0
        12/31/2008     10.039      6.655            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.016            0
        12/31/2008     10.016      6.616            0



AZL Turner Quantitative Small Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.118            0
        12/31/2006     11.118     12.193            0
        12/31/2007     12.193     12.741            1
        12/31/2008     12.741      7.111            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
        12/31/2008     12.619      7.017            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
        12/31/2008     12.619      7.017            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.080            0
        12/31/2006     11.080     12.090            0
        12/31/2007     12.090     12.569            0
        12/31/2008     12.569      6.979            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.054            0
        12/31/2006     11.054     12.019            1
        12/31/2007     12.019     12.452            5
        12/31/2008     12.452      6.890            6



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Van Kampen Comstock Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.343            2
        12/31/2002      9.343      7.376           14
        12/31/2003      7.376      9.485           19
        12/31/2004      9.485     10.944           18
        12/31/2005     10.944     11.206           14
        12/31/2006     11.206     12.781           13
        12/31/2007     12.781     12.312           22
        12/31/2008     12.312      7.740           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            2
        12/31/2006     11.019     12.523            2
        12/31/2007     12.523     12.019            6
        12/31/2008     12.019      7.529            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            1
        12/31/2006     11.019     12.523            1
        12/31/2007     12.523     12.019           16
        12/31/2008     12.019      7.529           18
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.357            0
        12/31/2004      9.357     10.741            0
        12/31/2005     10.741     10.942            0
        12/31/2006     10.942     12.417            0
        12/31/2007     12.417     11.899            0
        12/31/2008     11.899      7.443            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.270            0
        12/31/2004      9.270     10.604            1
        12/31/2005     10.604     10.764           10
        12/31/2006     10.764     12.173            8
        12/31/2007     12.173     11.625           31
        12/31/2008     11.625      7.246           33



AZL Van Kampen Equity and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.803            0
        12/31/2005     10.803     11.363            0
        12/31/2006     11.363     12.597            2
        12/31/2007     12.597     12.790            2
        12/31/2008     12.790      9.586            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            0
        12/31/2006     11.295     12.476            0
        12/31/2007     12.476     12.622            1
        12/31/2008     12.622      9.426            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            1
        12/31/2006     11.295     12.476            3
        12/31/2007     12.476     12.622            1
        12/31/2008     12.622      9.426            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.767            0
        12/31/2005     10.767     11.266            0
        12/31/2006     11.266     12.427            0
        12/31/2007     12.427     12.552            0
        12/31/2008     12.552      9.360            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.741            1
        12/31/2005     10.741     11.201            4
        12/31/2006     11.201     12.311           10
        12/31/2007     12.311     12.392            8
        12/31/2008     12.392      9.208            8



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Van Kampen Global Franchise Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.267            1
        12/31/2004     12.267     13.560            3
        12/31/2005     13.560     14.916            4
        12/31/2006     14.916     17.819            3
        12/31/2007     17.819     19.278            3
        12/31/2008     19.278     13.567            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            1
        12/31/2006     14.773     17.585            2
        12/31/2007     17.585     18.956            3
        12/31/2008     18.956     13.293            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            0
        12/31/2006     14.773     17.585            3
        12/31/2007     17.585     18.956            3
        12/31/2008     18.956     13.293            4
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.225            0
        12/31/2004     12.225     13.445            0
        12/31/2005     13.445     14.714            0
        12/31/2006     14.714     17.489            0
        12/31/2007     17.489     18.824            0
        12/31/2008     18.824     13.180            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.196            0
        12/31/2004     12.196     13.366            6
        12/31/2005     13.366     14.577           15
        12/31/2006     14.577     17.266           25
        12/31/2007     17.266     18.519           33
        12/31/2008     18.519     12.921           31



AZL Van Kampen Global Real Estate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.045            0
        12/31/2007     12.045     10.835            0
        12/31/2008     10.835      5.782            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            4
        12/31/2008     10.770      5.727            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            1
        12/31/2008     10.770      5.727            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.003            0
        12/31/2007     12.003     10.743           14
        12/31/2008     10.743      5.704            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.975            2
        12/31/2007     11.975     10.680            7
        12/31/2008     10.680      5.651            9



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Van Kampen Growth and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.662            1
        12/31/2002      9.662      8.119            8
        12/31/2003      8.119     10.195            8
        12/31/2004     10.195     11.431            9
        12/31/2005     11.431     12.303            9
        12/31/2006     12.303     14.049           10
        12/31/2007     14.049     14.206            6
        12/31/2008     14.206      9.397            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            1
        12/31/2008     13.868      9.141            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            0
        12/31/2008     13.868      9.141            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.057            0
        12/31/2004     10.057     11.219            1
        12/31/2005     11.219     12.013            1
        12/31/2006     12.013     13.648            1
        12/31/2007     13.648     13.730            1
        12/31/2008     13.730      9.036            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.963            0
        12/31/2004      9.963     11.076            0
        12/31/2005     11.076     11.819           12
        12/31/2006     11.819     13.380           20
        12/31/2007     13.380     13.413           20
        12/31/2008     13.413      8.796           19



AZL Van Kampen Mid Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.514            0
        12/31/2002      9.514      7.101           14
        12/31/2003      7.101      8.985           13
        12/31/2004      8.985     10.731           14
        12/31/2005     10.731     12.428           15
        12/31/2006     12.428     13.372           15
        12/31/2007     13.372     16.096           22
        12/31/2008     16.096      8.163           19
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            3
        12/31/2005     10.590     12.220            5
        12/31/2006     12.220     13.102            5
        12/31/2007     13.102     15.714            6
        12/31/2008     15.714      7.941            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            0
        12/31/2005     10.590     12.220            0
        12/31/2006     12.220     13.102            2
        12/31/2007     13.102     15.714            6
        12/31/2008     15.714      7.941           11
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.864            0
        12/31/2004      8.864     10.532            0
        12/31/2005     10.532     12.135            0
        12/31/2006     12.135     12.991            0
        12/31/2007     12.991     15.557            0
        12/31/2008     15.557      7.850            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.781            0
        12/31/2004      8.781     10.398            0
        12/31/2005     10.398     11.938            2
        12/31/2006     11.938     12.735            5
        12/31/2007     12.735     15.198           20
        12/31/2008     15.198      7.642           20



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

BlackRock Global Allocation V.I. Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.915           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.895            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.895            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.888            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.869            0



Davis VA Financial Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.750            1
        12/31/2002     11.750      9.627            7
        12/31/2003      9.627     12.534            7
        12/31/2004     12.534     13.622            8
        12/31/2005     13.622     14.546            8
        12/31/2006     14.546     16.984            7
        12/31/2007     16.984     15.720            7
        12/31/2008     15.720      8.307            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            0
        12/31/2005     10.561     11.237            0
        12/31/2006     11.237     13.073            0
        12/31/2007     13.073     12.056            2
        12/31/2008     12.056      6.348            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            1
        12/31/2005     10.561     11.237            1
        12/31/2006     11.237     13.073            2
        12/31/2007     13.073     12.056            1
        12/31/2008     12.056      6.348            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.710            0
        12/31/2004      9.710     10.499            0
        12/31/2005     10.499     11.154            0
        12/31/2006     11.154     12.957            0
        12/31/2007     12.957     11.931            0
        12/31/2008     11.931      6.273            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.610            0
        12/31/2004      9.610     10.355            6
        12/31/2005     10.355     10.963            4
        12/31/2006     10.963     12.690            6
        12/31/2007     12.690     11.645            9
        12/31/2008     11.645      6.100           11


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Davis VA Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.631           27
        12/31/2002      9.631      7.946           33
        12/31/2003      7.946     10.158           36
        12/31/2004     10.158     11.241           35
        12/31/2005     11.241     12.121           25
        12/31/2006     12.121     13.734           22
        12/31/2007     13.734     14.157           21
        12/31/2008     14.157      8.323           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            0
        12/31/2005     10.194     10.953            0
        12/31/2006     10.953     12.365            0
        12/31/2007     12.365     12.700            0
        12/31/2008     12.700      7.440            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            1
        12/31/2005     10.194     10.953            1
        12/31/2006     10.953     12.365            1
        12/31/2007     12.365     12.700            1
        12/31/2008     12.700      7.440            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.204            0
        12/31/2004      9.204     10.134            0
        12/31/2005     10.134     10.872            0
        12/31/2006     10.872     12.256            0
        12/31/2007     12.256     12.569            0
        12/31/2008     12.569      7.352            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.110            0
        12/31/2004      9.110      9.995            0
        12/31/2005      9.995     10.685            0
        12/31/2006     10.685     12.003            0
        12/31/2007     12.003     12.267            0
        12/31/2008     12.267      7.150            0



Franklin Global Real Estate Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.116            0
        12/31/2002     29.116     29.280            8
        12/31/2003     29.280     39.158           11
        12/31/2004     39.158     50.846           13
        12/31/2005     50.846     56.846           13
        12/31/2006     56.846     67.537           13
        12/31/2007     67.537     52.652           12
        12/31/2008     52.652     29.883            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            1
        12/31/2005     48.038     53.515            2
        12/31/2006     53.515     63.351            2
        12/31/2007     63.351     49.210            2
        12/31/2008     49.210     27.828            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            0
        12/31/2005     48.038     53.515            1
        12/31/2006     53.515     63.351            1
        12/31/2007     63.351     49.210            0
        12/31/2008     49.210     27.828            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.316            0
        12/31/2004     36.316     46.914            0
        12/31/2005     46.914     52.185            0
        12/31/2006     52.185     61.684            0
        12/31/2007     61.684     47.843            0
        12/31/2008     47.843     27.015            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.485            0
        12/31/2004     34.485     44.394            0
        12/31/2005     44.394     49.209            6
        12/31/2006     49.209     57.963            6
        12/31/2007     57.963     44.800            5
        12/31/2008     44.800     25.207            6



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Growth and Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.853            5
        12/31/2002     28.853     23.959           13
        12/31/2003     23.959     29.669           15
        12/31/2004     29.669     32.332           18
        12/31/2005     32.332     32.974           18
        12/31/2006     32.974     37.931           17
        12/31/2007     37.931     35.982           15
        12/31/2008     35.982     22.991            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            0
        12/31/2005     30.551     31.046            0
        12/31/2006     31.046     35.586            0
        12/31/2007     35.586     33.635            0
        12/31/2008     33.635     21.413            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            1
        12/31/2005     30.551     31.046            1
        12/31/2006     31.046     35.586            1
        12/31/2007     35.586     33.635            0
        12/31/2008     33.635     21.413            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.520            0
        12/31/2004     27.520     29.836            0
        12/31/2005     29.836     30.275            0
        12/31/2006     30.275     34.649            0
        12/31/2007     34.649     32.701            0
        12/31/2008     32.701     20.787            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.133            0
        12/31/2004     26.133     28.233            0
        12/31/2005     28.233     28.548            1
        12/31/2006     28.548     32.559            1
        12/31/2007     32.559     30.620            1
        12/31/2008     30.620     19.397            1



Franklin High Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.120            0
        12/31/2002     18.120     16.074           20
        12/31/2003     16.074     20.775           26
        12/31/2004     20.775     22.488           26
        12/31/2005     22.488     22.890           18
        12/31/2006     22.890     24.664           14
        12/31/2007     24.664     24.957           14
        12/31/2008     24.957     18.839           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            0
        12/31/2005     21.249     21.552            0
        12/31/2006     21.552     23.139           13
        12/31/2007     23.139     23.329            7
        12/31/2008     23.329     17.547            7
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            4
        12/31/2005     21.249     21.552            5
        12/31/2006     21.552     23.139            6
        12/31/2007     23.139     23.329            5
        12/31/2008     23.329     17.547            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.270            0
        12/31/2004     19.270     20.752            0
        12/31/2005     20.752     21.016            0
        12/31/2006     21.016     22.530            0
        12/31/2007     22.530     22.681            0
        12/31/2008     22.681     17.034            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.298            0
        12/31/2004     18.298     19.637            0
        12/31/2005     19.637     19.818            2
        12/31/2006     19.818     21.171            2
        12/31/2007     21.171     21.238            2
        12/31/2008     21.238     15.894            2



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.058           15
        12/31/2002     28.058     27.475           36
        12/31/2003     27.475     35.654           49
        12/31/2004     35.654     39.992           47
        12/31/2005     39.992     40.034           41
        12/31/2006     40.034     46.638           35
        12/31/2007     46.638     47.670           31
        12/31/2008     47.670     33.036           25
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            4
        12/31/2005     37.789     37.693            5
        12/31/2006     37.693     43.754            5
        12/31/2007     43.754     44.561            4
        12/31/2008     44.561     30.770            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            1
        12/31/2005     37.789     37.693            2
        12/31/2006     37.693     43.754            4
        12/31/2007     43.754     44.561            2
        12/31/2008     44.561     30.770            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.071            0
        12/31/2004     33.071     36.905            0
        12/31/2005     36.905     36.757            0
        12/31/2006     36.757     42.603            1
        12/31/2007     42.603     43.323            1
        12/31/2008     43.323     29.870            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.404            0
        12/31/2004     31.404     34.922            0
        12/31/2005     34.922     34.660            4
        12/31/2006     34.660     40.033            5
        12/31/2007     40.033     40.567           14
        12/31/2008     40.567     27.872           14



Franklin Large Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.209            4
        12/31/2002     18.209     13.780            4
        12/31/2003     13.780     17.235            6
        12/31/2004     17.235     18.326           11
        12/31/2005     18.326     18.247           12
        12/31/2006     18.247     19.937           10
        12/31/2007     19.937     20.864            9
        12/31/2008     20.864     13.458            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            0
        12/31/2005     17.763     17.622            0
        12/31/2006     17.622     19.185            0
        12/31/2007     19.185     20.005            0
        12/31/2008     20.005     12.857            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            1
        12/31/2005     17.763     17.622            1
        12/31/2006     17.622     19.185            1
        12/31/2007     19.185     20.005            1
        12/31/2008     20.005     12.857            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.573            0
        12/31/2004     16.573     17.533            0
        12/31/2005     17.533     17.369            1
        12/31/2006     17.369     18.881            1
        12/31/2007     18.881     19.658            2
        12/31/2008     19.658     12.615            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.134            0
        12/31/2004     16.134     17.009            8
        12/31/2005     17.009     16.790           11
        12/31/2006     16.790     18.189            9
        12/31/2007     18.189     18.871            7
        12/31/2008     18.871     12.067            7



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Rising Dividends Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     24.814           12
        12/31/2002     24.814     24.060           33
        12/31/2003     24.060     29.533           61
        12/31/2004     29.533     32.295           64
        12/31/2005     32.295     32.908           61
        12/31/2006     32.908     37.974           54
        12/31/2007     37.974     36.404           48
        12/31/2008     36.404     26.146           40
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            1
        12/31/2005     30.971     31.446            2
        12/31/2006     31.446     36.157            3
        12/31/2007     36.157     34.537            3
        12/31/2008     34.537     24.715            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            0
        12/31/2005     30.971     31.446            0
        12/31/2006     31.446     36.157            0
        12/31/2007     36.157     34.537            0
        12/31/2008     34.537     24.715            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.919            0
        12/31/2004     27.919     30.375            0
        12/31/2005     30.375     30.795            0
        12/31/2006     30.795     35.356            0
        12/31/2007     35.356     33.720            0
        12/31/2008     33.720     24.095            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.776            0
        12/31/2004     26.776     29.029            2
        12/31/2005     29.029     29.328           18
        12/31/2006     29.328     33.554           20
        12/31/2007     33.554     31.890           15
        12/31/2008     31.890     22.707           15



Franklin Small Cap Value Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.638            1
        12/31/2002     10.638      9.510            5
        12/31/2003      9.510     12.379           13
        12/31/2004     12.379     15.091           16
        12/31/2005     15.091     16.172           21
        12/31/2006     16.172     18.639           18
        12/31/2007     18.639     17.925           17
        12/31/2008     17.925     11.829           16
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            2
        12/31/2005     14.733     15.732            3
        12/31/2006     15.732     18.067            3
        12/31/2007     18.067     17.312            3
        12/31/2008     17.312     11.383            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            0
        12/31/2005     14.733     15.732            0
        12/31/2006     15.732     18.067            0
        12/31/2007     18.067     17.312            0
        12/31/2008     17.312     11.383            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.026            0
        12/31/2004     12.026     14.586            0
        12/31/2005     14.586     15.552            0
        12/31/2006     15.552     17.833            0
        12/31/2007     17.833     17.062            0
        12/31/2008     17.062     11.202            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.790            0
        12/31/2004     11.790     14.250            0
        12/31/2005     14.250     15.140            2
        12/31/2006     15.140     17.300            1
        12/31/2007     17.300     16.494            1
        12/31/2008     16.494     10.791            1



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Small-Mid Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     19.747            3
        12/31/2002     19.747     13.874           18
        12/31/2003     13.874     18.760           19
        12/31/2004     18.760     20.603           21
        12/31/2005     20.603     21.270           19
        12/31/2006     21.270     22.778           17
        12/31/2007     22.778     24.962           17
        12/31/2008     24.962     14.142            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            0
        12/31/2005     20.003     20.577            0
        12/31/2006     20.577     21.957            0
        12/31/2007     21.957     23.975            0
        12/31/2008     23.975     13.534            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            1
        12/31/2005     20.003     20.577            1
        12/31/2006     20.577     21.957            1
        12/31/2007     21.957     23.975            1
        12/31/2008     23.975     13.534            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.057            0
        12/31/2004     18.057     19.730            0
        12/31/2005     19.730     20.266            0
        12/31/2006     20.266     21.592            0
        12/31/2007     21.592     23.541            0
        12/31/2008     23.541     13.269            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.548            0
        12/31/2004     17.548     19.106            1
        12/31/2005     19.106     19.557            5
        12/31/2006     19.557     20.764            4
        12/31/2007     20.764     22.559            3
        12/31/2008     22.559     12.671            3



Franklin Templeton VIP Founding Funds Allocation Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.242            0
        12/31/2008      9.242      5.839            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            0
        12/31/2008      9.225      5.808            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            7
        12/31/2008      9.225      5.808           12
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.219            0
        12/31/2008      9.219      5.795            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.203            2
        12/31/2008      9.203      5.764            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin U.S. Government Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     21.317           32
        12/31/2002     21.317     23.054           66
        12/31/2003     23.054     23.216           74
        12/31/2004     23.216     23.667           83
        12/31/2005     23.667     23.878           83
        12/31/2006     23.878     24.471           71
        12/31/2007     24.471     25.700           61
        12/31/2008     25.700     27.240           53
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            2
        12/31/2005     22.361     22.480            2
        12/31/2006     22.480     22.955            2
        12/31/2007     22.955     24.021            2
        12/31/2008     24.021     25.369            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            0
        12/31/2005     22.361     22.480            0
        12/31/2006     22.480     22.955            0
        12/31/2007     22.955     24.021            0
        12/31/2008     24.021     25.369            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.532            0
        12/31/2004     21.532     21.838            0
        12/31/2005     21.838     21.921            0
        12/31/2006     21.921     22.351            0
        12/31/2007     22.351     23.354            0
        12/31/2008     23.354     24.627            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.447            0
        12/31/2004     20.447     20.665            2
        12/31/2005     20.665     20.671            6
        12/31/2006     20.671     21.003            2
        12/31/2007     21.003     21.868            2
        12/31/2008     21.868     22.980            2



Franklin Zero Coupon Fund 2010
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.125            0
        12/31/2002     29.125     34.462           14
        12/31/2003     34.462     35.172           19
        12/31/2004     35.172     36.285           22
        12/31/2005     36.285     36.299           17
        12/31/2006     36.299     36.734           13
        12/31/2007     36.734     39.308           13
        12/31/2008     39.308     41.628            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
        12/31/2008     36.738     38.767            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
        12/31/2008     36.738     38.767            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.619            0
        12/31/2004     32.619     33.480            0
        12/31/2005     33.480     33.322            0
        12/31/2006     33.322     33.550            0
        12/31/2007     33.550     35.718            0
        12/31/2008     35.718     37.633            4
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.975            0
        12/31/2004     30.975     31.681            0
        12/31/2005     31.681     31.422            5
        12/31/2006     31.422     31.527            5
        12/31/2007     31.527     33.445            5
        12/31/2008     33.445     35.115            5



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Mutual Global Discovery Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     14.617            1
        12/31/2002     14.617     13.047            4
        12/31/2003     13.047     16.581            4
        12/31/2004     16.581     19.307            7
        12/31/2005     19.307     22.059            9
        12/31/2006     22.059     26.744            9
        12/31/2007     26.744     29.468           13
        12/31/2008     29.468     20.771           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            2
        12/31/2005     18.805     21.409            3
        12/31/2006     21.409     25.864            4
        12/31/2007     25.864     28.395            4
        12/31/2008     28.395     19.942            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            1
        12/31/2005     18.805     21.409            1
        12/31/2006     21.409     25.864            2
        12/31/2007     25.864     28.395            2
        12/31/2008     28.395     19.942            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.036            0
        12/31/2004     16.036     18.577            0
        12/31/2005     18.577     21.117            0
        12/31/2006     21.117     25.473            0
        12/31/2007     25.473     27.924            0
        12/31/2008     27.924     19.582            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.639            0
        12/31/2004     15.639     18.054            1
        12/31/2005     18.054     20.452            6
        12/31/2006     20.452     24.584            6
        12/31/2007     24.584     26.855            6
        12/31/2008     26.855     18.766            7



Mutual Shares Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     15.555            3
        12/31/2002     15.555     13.515           21
        12/31/2003     13.515     16.663           19
        12/31/2004     16.663     18.490           19
        12/31/2005     18.490     20.140           16
        12/31/2006     20.140     23.490           26
        12/31/2007     23.490     23.946           25
        12/31/2008     23.946     14.837           24
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            2
        12/31/2005     17.942     19.473            3
        12/31/2006     19.473     22.630            3
        12/31/2007     22.630     22.986            3
        12/31/2008     22.986     14.191            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            0
        12/31/2005     17.942     19.473            0
        12/31/2006     19.473     22.630            6
        12/31/2007     22.630     22.986            5
        12/31/2008     22.986     14.191            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.055            0
        12/31/2004     16.055     17.723            0
        12/31/2005     17.723     19.207            0
        12/31/2006     19.207     22.288            1
        12/31/2007     22.288     22.605            3
        12/31/2008     22.605     13.934            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.658            0
        12/31/2004     15.658     17.225            0
        12/31/2005     17.225     18.602            3
        12/31/2006     18.602     21.510            6
        12/31/2007     21.510     21.739           26
        12/31/2008     21.739     13.354           26



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OpCap Mid Cap Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.003            1
        12/31/2007     10.003     10.567            1
        12/31/2008     10.567      6.072            3
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
        12/31/2008     10.504      6.014            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
        12/31/2008     10.504      6.014            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.969            0
        12/31/2007      9.969     10.477            1
        12/31/2008     10.477      5.990            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.946            0
        12/31/2007      9.946     10.416            0
        12/31/2008     10.416      5.934            0



Oppenheimer Global Securities Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.986            6
        12/31/2002      8.986      6.894           21
        12/31/2003      6.894      9.713           31
        12/31/2004      9.713     11.403           36
        12/31/2005     11.403     12.842           30
        12/31/2006     12.842     14.892           29
        12/31/2007     14.892     15.597           25
        12/31/2008     15.597      9.191           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            1
        12/31/2005     10.840     12.164            1
        12/31/2006     12.164     14.054            1
        12/31/2007     14.054     14.667            1
        12/31/2008     14.667      8.611            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            0
        12/31/2005     10.840     12.164            0
        12/31/2006     12.164     14.054            0
        12/31/2007     14.054     14.667            0
        12/31/2008     14.667      8.611            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.226            0
        12/31/2004      9.226     10.776            0
        12/31/2005     10.776     12.074            0
        12/31/2006     12.074     13.929            0
        12/31/2007     13.929     14.515            0
        12/31/2008     14.515      8.509            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.131            0
        12/31/2004      9.131     10.628            0
        12/31/2005     10.628     11.867            0
        12/31/2006     11.867     13.643            0
        12/31/2007     13.643     14.166            0
        12/31/2008     14.166      8.276            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Oppenheimer High Income Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.566            1
        12/31/2002      9.566      9.199           29
        12/31/2003      9.199     11.234           35
        12/31/2004     11.234     12.059           31
        12/31/2005     12.059     12.156           18
        12/31/2006     12.156     13.106           11
        12/31/2007     13.106     12.898           10
        12/31/2008     12.898      2.710            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            2
        12/31/2005     11.784     11.836            2
        12/31/2006     11.836     12.715            2
        12/31/2007     12.715     12.468            4
        12/31/2008     12.468      2.610           12
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            0
        12/31/2005     11.784     11.836            0
        12/31/2006     11.836     12.715            0
        12/31/2007     12.715     12.468            0
        12/31/2008     12.468      2.610            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.968            0
        12/31/2004     10.968     11.714            0
        12/31/2005     11.714     11.749            0
        12/31/2006     11.749     12.602            0
        12/31/2007     12.602     12.338            0
        12/31/2008     12.338      2.579            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.856            0
        12/31/2004     10.856     11.553            0
        12/31/2005     11.553     11.547            0
        12/31/2006     11.547     12.342            0
        12/31/2007     12.342     12.042            0
        12/31/2008     12.042      2.509            0



Oppenheimer Main Street Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.330           16
        12/31/2002      8.330      6.664           48
        12/31/2003      6.664      8.320           59
        12/31/2004      8.320      8.972           63
        12/31/2005      8.972      9.368           55
        12/31/2006      9.368     10.616           50
        12/31/2007     10.616     10.921           46
        12/31/2008     10.921      6.620           43
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            0
        12/31/2005      9.262      9.636            0
        12/31/2006      9.636     10.881            0
        12/31/2007     10.881     11.153            0
        12/31/2008     11.153      6.736            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            8
        12/31/2005      9.262      9.636            8
        12/31/2006      9.636     10.881            9
        12/31/2007     10.881     11.153            9
        12/31/2008     11.153      6.736            9
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.582            0
        12/31/2004      8.582      9.207            1
        12/31/2005      9.207      9.565            1
        12/31/2006      9.565     10.785            1
        12/31/2007     10.785     11.037            1
        12/31/2008     11.037      6.657            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.494            0
        12/31/2004      8.494      9.081            0
        12/31/2005      9.081      9.401            0
        12/31/2006      9.401     10.562            0
        12/31/2007     10.562     10.772            0
        12/31/2008     10.772      6.474            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT All Asset Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.871            0
        12/31/2005     11.871     12.424           15
        12/31/2006     12.424     12.811           12
        12/31/2007     12.811     13.672           11
        12/31/2008     13.672     11.335            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            1
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            0
        12/31/2008     13.492     11.146            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            0
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            1
        12/31/2008     13.492     11.146            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.830            0
        12/31/2005     11.830     12.319            0
        12/31/2006     12.319     12.638            1
        12/31/2007     12.638     13.418            1
        12/31/2008     13.418     11.068            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.802            3
        12/31/2005     11.802     12.247            5
        12/31/2006     12.247     12.521           12
        12/31/2007     12.521     13.247           16
        12/31/2008     13.247     10.888           17



PIMCO VIT CommodityRealReturn Strategy Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.030            9
        12/31/2006     11.030     10.530            9
        12/31/2007     10.530     12.785            9
        12/31/2008     12.785      7.080            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
        12/31/2008     12.662      6.987            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
        12/31/2008     12.662      6.987            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.992            0
        12/31/2006     10.992     10.441            0
        12/31/2007     10.441     12.612            0
        12/31/2008     12.612      6.948            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.966            1
        12/31/2006     10.966     10.380            1
        12/31/2007     10.380     12.494            2
        12/31/2008     12.494      6.859            5



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT Emerging Markets Bond Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.921            1
        12/31/2006     10.921     11.758            1
        12/31/2007     11.758     12.257            2
        12/31/2008     12.257     10.313            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
        12/31/2008     12.140     10.178            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
        12/31/2008     12.140     10.178            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.884            0
        12/31/2006     10.884     11.658            0
        12/31/2007     11.658     12.091            0
        12/31/2008     12.091     10.122            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.858            0
        12/31/2006     10.858     11.590            0
        12/31/2007     11.590     11.979            4
        12/31/2008     11.979      9.992            6



PIMCO VIT Global Bond Portfolio (Unhedged)
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.343            0
        12/31/2006      9.343      9.633            0
        12/31/2007      9.633     10.415            7
        12/31/2008     10.415     10.174            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
        12/31/2008     10.315     10.040            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
        12/31/2008     10.315     10.040            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.311            0
        12/31/2006      9.311      9.552            0
        12/31/2007      9.552     10.274            0
        12/31/2008     10.274      9.985            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.289            0
        12/31/2006      9.289      9.496            0
        12/31/2007      9.496     10.178            0
        12/31/2008     10.178      9.857            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT High Yield Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.559            0
        12/31/2002      9.559      9.303           37
        12/31/2003      9.303     11.266           47
        12/31/2004     11.266     12.160           49
        12/31/2005     12.160     12.475           35
        12/31/2006     12.475     13.410           24
        12/31/2007     13.410     13.675           21
        12/31/2008     13.675     10.300            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            2
        12/31/2005     12.293     12.566            2
        12/31/2006     12.566     13.459            2
        12/31/2007     13.459     13.675            2
        12/31/2008     13.675     10.264            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            9
        12/31/2005     12.293     12.566           10
        12/31/2006     12.566     13.459           10
        12/31/2007     13.459     13.675           10
        12/31/2008     13.675     10.264           10
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.379            0
        12/31/2004     11.379     12.220            0
        12/31/2005     12.220     12.473            0
        12/31/2006     12.473     13.340            0
        12/31/2007     13.340     13.533            0
        12/31/2008     13.533     10.142            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.263            0
        12/31/2004     11.263     12.052            1
        12/31/2005     12.052     12.259           12
        12/31/2006     12.259     13.065           15
        12/31/2007     13.065     13.208           14
        12/31/2008     13.208      9.864           15



PIMCO VIT Real Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.510            1
        12/31/2004     10.510     11.277           10
        12/31/2005     11.277     11.344           17
        12/31/2006     11.344     11.257           16
        12/31/2007     11.257     12.272           17
        12/31/2008     12.272     11.238           28
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            7
        12/31/2005     11.210     11.236           10
        12/31/2006     11.236     11.109           10
        12/31/2007     11.109     12.068            4
        12/31/2008     12.068     11.010            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            1
        12/31/2005     11.210     11.236            2
        12/31/2006     11.236     11.109            5
        12/31/2007     11.109     12.068            1
        12/31/2008     12.068     11.010            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.474            0
        12/31/2004     10.474     11.182            0
        12/31/2005     11.182     11.191            0
        12/31/2006     11.191     11.048            0
        12/31/2007     11.048     11.983            0
        12/31/2008     11.983     10.917            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.449            0
        12/31/2004     10.449     11.116            1
        12/31/2005     11.116     11.086            5
        12/31/2006     11.086     10.907           14
        12/31/2007     10.907     11.789           12
        12/31/2008     11.789     10.702            7



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT StocksPLUS Growth and Income Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.252            1
        12/31/2002      8.252      6.486            3
        12/31/2003      6.486      8.332           16
        12/31/2004      8.332      9.095           12
        12/31/2005      9.095      9.274           11
        12/31/2006      9.274     10.498           11
        12/31/2007     10.498     11.051            9
        12/31/2008     11.051      6.246            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
        12/31/2008     11.293      6.360            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
        12/31/2008     11.293      6.360            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.599            0
        12/31/2004      8.599      9.340            0
        12/31/2005      9.340      9.474            0
        12/31/2006      9.474     10.671            0
        12/31/2007     10.671     11.176            0
        12/31/2008     11.176      6.284            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.511            0
        12/31/2004      8.511      9.211            0
        12/31/2005      9.211      9.312            0
        12/31/2006      9.312     10.451            0
        12/31/2007     10.451     10.907            0
        12/31/2008     10.907      6.112            0



PIMCO VIT Total Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.389            2
        12/31/2002     11.389     12.239           81
        12/31/2003     12.239     12.666          103
        12/31/2004     12.666     13.088          107
        12/31/2005     13.088     13.212          107
        12/31/2006     13.212     13.518           99
        12/31/2007     13.518     14.484           87
        12/31/2008     14.484     14.954           73
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            4
        12/31/2005     12.095     12.165            4
        12/31/2006     12.165     12.403            4
        12/31/2007     12.403     13.241            5
        12/31/2008     13.241     13.622            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            0
        12/31/2005     12.095     12.165            0
        12/31/2006     12.165     12.403            2
        12/31/2007     12.403     13.241            1
        12/31/2008     13.241     13.622            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.695            0
        12/31/2004     11.695     12.024            0
        12/31/2005     12.024     12.075            0
        12/31/2006     12.075     12.293            0
        12/31/2007     12.293     13.104            0
        12/31/2008     13.104     13.460            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.575            0
        12/31/2004     11.575     11.858            1
        12/31/2005     11.858     11.868            8
        12/31/2006     11.868     12.040           18
        12/31/2007     12.040     12.789           33
        12/31/2008     12.789     13.090           30



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Seligman Smaller-Cap Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.623            1
        12/31/2002     16.623     13.861            8
        12/31/2003     13.861     20.475            9
        12/31/2004     20.475     24.196            8
        12/31/2005     24.196     22.891            7
        12/31/2006     22.891     27.345            7
        12/31/2007     27.345     28.055            6
        12/31/2008     28.055     16.712            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            1
        12/31/2005     17.297     16.305            1
        12/31/2006     16.305     19.408            1
        12/31/2007     19.408     19.840            1
        12/31/2008     19.840     11.776            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            0
        12/31/2005     17.297     16.305            0
        12/31/2006     16.305     19.408            0
        12/31/2007     19.408     19.840            0
        12/31/2008     19.840     11.776            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.625            0
        12/31/2004     14.625     17.195            0
        12/31/2005     17.195     16.185            0
        12/31/2006     16.185     19.236            0
        12/31/2007     19.236     19.634            0
        12/31/2008     19.634     11.636            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.475            0
        12/31/2004     14.475     16.959            0
        12/31/2005     16.959     15.907            0
        12/31/2006     15.907     18.840            0
        12/31/2007     18.840     19.162            0
        12/31/2008     19.162     11.317            0



SP International Growth Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      5.356            0
        12/31/2002      5.356      4.072            2
        12/31/2003      4.072      5.582            3
        12/31/2004      5.582      6.385            4
        12/31/2005      6.385      7.285            3
        12/31/2006      7.285      8.625            2
        12/31/2007      8.625     10.122            2
        12/31/2008     10.122      4.938            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
        12/31/2008      9.868      4.796            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
        12/31/2008      9.868      4.796            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.496            0
        12/31/2004      5.496      6.255            0
        12/31/2005      6.255      7.100            0
        12/31/2006      7.100      8.363            0
        12/31/2007      8.363      9.765            0
        12/31/2008      9.765      4.739            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.437            0
        12/31/2004      5.437      6.167            0
        12/31/2005      6.167      6.975            0
        12/31/2006      6.975      8.188            0
        12/31/2007      8.188      9.527            0
        12/31/2008      9.527      4.607            0



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

SP Strategic Partners Focused Growth Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      6.599            1
        12/31/2002      6.599      4.842            1
        12/31/2003      4.842      5.985            1
        12/31/2004      5.985      6.480            1
        12/31/2005      6.480      7.331            1
        12/31/2006      7.331      7.143            1
        12/31/2007      7.143      8.069            1
        12/31/2008      8.069      4.886            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
        12/31/2008      7.867      4.746            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
        12/31/2008      7.867      4.746            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.893            0
        12/31/2004      5.893      6.348            0
        12/31/2005      6.348      7.145            0
        12/31/2006      7.145      6.926            0
        12/31/2007      6.926      7.784            0
        12/31/2008      7.784      4.689            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.830            0
        12/31/2004      5.830      6.258            0
        12/31/2005      6.258      7.020           19
        12/31/2006      7.020      6.781            6
        12/31/2007      6.781      7.594            6
        12/31/2008      7.594      4.559            6



Templeton Foreign Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.645            4
        12/31/2002     17.645     14.157           15
        12/31/2003     14.157     18.440           15
        12/31/2004     18.440     21.533           13
        12/31/2005     21.533     23.373           13
        12/31/2006     23.373     27.966           12
        12/31/2007     27.966     31.809           11
        12/31/2008     31.809     18.684           10
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            1
        12/31/2005     20.512     22.184            2
        12/31/2006     22.184     26.449            2
        12/31/2007     26.449     29.975            2
        12/31/2008     29.975     17.543            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            0
        12/31/2005     20.512     22.184            0
        12/31/2006     22.184     26.449            0
        12/31/2007     26.449     29.975            1
        12/31/2008     29.975     17.543            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.317            0
        12/31/2004     17.317     20.118            0
        12/31/2005     20.118     21.725            0
        12/31/2006     21.725     25.863            0
        12/31/2007     25.863     29.267            1
        12/31/2008     29.267     17.103            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.608            0
        12/31/2004     16.608     19.227            3
        12/31/2005     19.227     20.691           14
        12/31/2006     20.691     24.546           13
        12/31/2007     24.546     27.679            8
        12/31/2008     27.679     16.118            6



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Templeton Global Bond Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.970            0
        12/31/2002     16.970     20.255            0
        12/31/2003     20.255     24.432            0
        12/31/2004     24.432     27.617            0
        12/31/2005     27.617     26.372            0
        12/31/2006     26.372     29.301            0
        12/31/2007     29.301     32.042            2
        12/31/2008     32.042     33.526            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
        12/31/2008     29.822     31.090            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
        12/31/2008     29.822     31.090            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.016            0
        12/31/2008     29.016     30.205            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     27.219            0
        12/31/2008     27.219     28.235            1



Templeton Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.790            1
        12/31/2002     18.790     15.090           12
        12/31/2003     15.090     19.644           14
        12/31/2004     19.644     22.454           35
        12/31/2005     22.454     24.083           31
        12/31/2006     24.083     28.903           35
        12/31/2007     28.903     29.141           34
        12/31/2008     29.141     16.559           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            0
        12/31/2007     27.655     27.782            0
        12/31/2008     27.782     15.730            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            2
        12/31/2007     27.655     27.782            1
        12/31/2008     27.782     15.730            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.722            0
        12/31/2004     18.722     21.291            0
        12/31/2005     21.291     22.721            0
        12/31/2006     22.721     27.129            1
        12/31/2007     27.129     27.213            1
        12/31/2008     27.213     15.384            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.090            0
        12/31/2004     18.090     20.501            1
        12/31/2005     20.501     21.801            7
        12/31/2006     21.801     25.940           10
        12/31/2007     25.940     25.929           27
        12/31/2008     25.929     14.607           27


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009





[Logo: KPMG]




                     ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                      OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              FINANCIAL STATEMENTS


                               DECEMBER 31, 2008

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

[logo: KPMG]

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402



            Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C (the Variable Account) as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Minneapolis, Minnesota
March 30, 2009


KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements
Statements of Assets and Liabilities
December 31, 2008
(In thousands)

                                            AIM V.I.         AIM V.I.       Alger American    Alger         Alger          Alger
                                            Capital          Core Equity    Capital           American      American       American
                                            Appreciation     Fund           Appreciation      LargeCap      MidCap         SmallCap
                                            Fund                            Portfolio         Growth        Growth         Growth
                                                                                              Portfolio     Portfolio      Portfolio

Assets:
Investments at Net Asset Value                     $201           63               147           129             32              1
Total Assets                                        201           63               147           129             32              1

Liabilities:
Accrued Mortality and Expense Risk                    -            -                 -             -              -              -
and Administrative Charges
Total Liabilities                                     -            -                 -             -              -              -
Net Assets                                         $201           63               147           129             32              1

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period                    201           63               147           129             32              1
Contracts in Annuity Payment Period                   -            -                 -             -              -              -
(Note 2)
Total Contract Owners' Equity                      $201           63               147           129             32              1

Investment Shares                                    12            3                 5             5              5              -
Investments at Cost                                $310           80               266           280             76              1



                 See Accompanying Notes to Financial Statements
                                       3

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)


                                                     AZL BlackRock
                                   AZL AIM           Capital           AZL Columbia     AZL Columbia                    AZL Davis
                                   International     Appreciation      Mid Cap Value    Small Cap      AZL Columbia     NY Venture
                                   Equity Fund       Fund              Fund             Value Fund     Technology Fund  Fund

Assets:
Investments at Net Asset Value          $3,592             1,643              992          1,538            1,478        11,038
Total Assets                             3,592             1,643              992          1,538            1,478        11,038

Liabilities:
Accrued Mortality and Expense                -                 -                -              -                -             -
Risk and Administrative Charges
Total Liabilities                            -                 -                -              -                -             -
Net Assets                              $3,592             1,643              992          1,538            1,478        11,038

Contract Owners' Equity: (Note
6)
Contracts in Accumulation Period         3,592             1,643              992          1,538            1,478        11,036
Contracts in Annuity Payment                 -                 -                -              -                -             2
Period (Note 2)
Total Contract Owners' Equity           $3,592             1,643              992          1,538            1,478        11,038

Investment Shares                          348               190              198            221              309         1,364
Investments at Cost                     $5,638             2,236            1,568          2,428            2,460        14,200


                 See Accompanying Notes to Financial Statements
                                       4

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)

                                   AZL Dreyfus       AZL First Trust   AZL Franklin                                     AZL Fusion
                                   Founders Equity   Target Double     Small Cap        AZL Fusion     AZL Fusion       Moderate
                                   Growth Fund       Play Fund         Value Fund       Balanced Fund  Growth Fund      Fund

Assets:
Investments at Net Asset Value        $2,574               768            4,949         12,245           20,841        17,811
Total Assets                           2,574               768            4,949         12,245           20,841        17,811

Liabilities:
Accrued Mortality and Expense              -                 -                -              -                -             -
Risk and Administrative Charges
Total Liabilities                          -                 -                -              -                -             -
Net Assets                            $2,574               768            4,949         12,245           20,841        17,811

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period       2,574               768            4,949         12,243           20,841        17,811
Contracts in Annuity Payment               -                 -                -              2                -             -
Period (Note 2)
Total Contract Owners' Equity         $2,574               768            4,949         12,245           20,841        17,811

Investment Shares                        439               155              480          1,468            2,839         2,304
Investments at Cost                   $4,360             1,234            7,122         15,775           32,374        25,080




                 See Accompanying Notes to Financial Statements
                                       5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                      AZL Legg        AZL LMP                        AZL NACM
                                   AZL Jennison      AZL Legg Mason   Mason Value     Large Cap      AZL Money       International
                                   20/20 Focus Fund  Growth Fund      Fund            Growth Fund    Market Fund     Fund

Assets:
Investments at Net Asset Value           $4,552            3,893           2,043              -          54,199              459
Total Assets                              4,552            3,893           2,043              -          54,199              459

Liabilities:
Accrued Mortality and Expense                 -                -               -              -               -                -
Risk and Administrative Charges
Total Liabilities                             -                -               -              -               -                -
Net Assets                               $4,552            3,893           2,043              -          54,199              459

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period          4,552            3,893           2,043              -          54,199              459
Contracts in Annuity Payment                  -                -               -              -               -                -
Period (Note 2)
Total Contract Owners' Equity            $4,552            3,893           2,043              -          54,199              459

Investment Shares                           539              769             409              -          54,199               90
Investments at Cost                      $6,594            5,664           4,382              -          54,199              600



                 See Accompanying Notes to Financial Statements
                                       6

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                                                                      AZL PIMCO
                                   AZL OCC          AZL OCC                      AZL Oppenheimer                      Fundamental
                                   Opportunity      Value     AZL Oppenheimer    International     AZL Oppenheimer   IndexPLUS Total
                                   Fund             Fund      Global Fund        Growth Fund       Main Street Fund   Return Fund

Assets:
Investments at Net Asset Value         $2,323         -              4,620             3,867              3,215               723
Total Assets                            2,323         -              4,620             3,867              3,215               723

Liabilities:
Accrued Mortality and Expense               -         -                  -                 -                  -                 -
Risk and Administrative Charges
Total Liabilities                           -         -                  -                 -                  -                 -
Net Assets                             $2,323         -              4,620             3,867              3,215               723

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period        2,323         -              4,620             3,867              3,215               723
Contracts in Annuity Payment                -         -                  -                 -                  -                 -
Period (Note 2)
Total Contract Owners' Equity          $2,323         -              4,620             3,867              3,215               723

Investment Shares                         333         -                563               372                506               120
Investments at Cost                    $4,057         -              7,183             6,330              5,173               851



                 See Accompanying Notes to Financial Statements
                                       7

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                   AZL
                                                   Schroder
                                                   Emerging      AZL Schroder
                                                   Markets       Emerging          AZL Schroder      AZL Small Cap
                                   AZL S&P 500     Equity Fund   Markets Equity    International     Stock Index      AZL TargetPLUS
                                   Index Fund      CL 1          Fund CL 2         Small Cap Fund    Fund             Balanced Fund

Assets:
Investments at Net Asset Value      $5,205         1,424             5,296               689            3,120             1,530
Total Assets                         5,205         1,424             5,296               689            3,120             1,530

Liabilities:
Accrued Mortality and Expense            -             -                 -                 -                -                 -
Risk and Administrative Charges
Total Liabilities                        -             -                 -                 -                -                 -
Net Assets                          $5,205         1,424             5,296               689            3,120             1,530

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period     5,205         1,424             5,296               689            3,120             1,530
Contracts in Annuity Payment             -             -                 -                 -                -                 -
Period (Note 2)
Total Contract Owners' Equity       $5,205         1,424             5,296               689            3,120             1,530

Investment Shares                      846           312             1,161               139              491               202
Investments at Cost                 $6,921         1,238             7,936             1,030            4,369             1,757




                 See Accompanying Notes to Financial Statements
                                       8

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                                        AZL Turner                       AZL Van
                                                                                        Quantitative     AZL Van         Kampen
                                   AZL TargetPLUS    AZL TargetPLUS   AZL TargetPLUS    Small Cap        Kampen          Equity and
                                   Equity Fund       Growth Fund      Moderate Fund     Growth Fund      Comstock Fund   Income Fund

Assets:
Investments at Net Asset Value         $962            2,456             1,736              888           4,844          2,372
Total Assets                            962            2,456             1,736              888           4,844          2,372

Liabilities:
Accrued Mortality and Expense             -                -                 -                -               -              -
Risk and Administrative Charges
Total Liabilities                         -                -                 -                -               -              -
Net Assets                             $962            2,456             1,736              888           4,844          2,372

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period        962            2,456             1,736              888           4,844          2,372
Contracts in Annuity Payment              -                -                 -                -               -              -
Period (Note 2)
Total Contract Owners' Equity          $962            2,456             1,736              888           4,844          2,372

Investment Shares                       177              408               256              151             785            264
Investments at Cost                  $1,690            3,571             2,263            1,485           8,397          2,862



                 See Accompanying Notes to Financial Statements
                                       9

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)






Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                                                         BlackRock
                                   AZL Van Kampen    AZL Van Kampen   AZL Van Kampen   AZL Van Kampen    Global          Davis VA
                                   Global            Global Real      Growth and       Mid Cap Growth    Allocations     Financial
                                   Franchise Fund    Estate Fund      Income Fund      Fund              V.I. Fund       Portfolio
                                                                                                           (A)
Assets:
Investments at Net Asset Value       $4,973            1,462            2,990             5,843           2,853          1,206
Total Assets                          4,973            1,462            2,990             5,843           2,853          1,206

Liabilities:
Accrued Mortality and Expense             -                -                -                 -               -              -
Risk and Administrative Charges
Total Liabilities                         -                -                -                 -               -              -
Net Assets                           $4,973            1,462            2,990             5,843           2,853          1,206

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period      4,973            1,462            2,990             5,843           2,853          1,206
Contracts in Annuity Payment              -                -                -                 -               -              -
Period (Note 2)
Total Contract Owners' Equity        $4,973            1,462            2,990             5,843           2,853          1,206

Investment Shares                       389              268              376               853             252            169
Investments at Cost                  $6,484            2,532            4,421            10,685           3,000          1,980



                 See Accompanying Notes to Financial Statements
                                       10

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                                                          Franklin
                                                   Dreyfus IP                                             Growth and     Franklin
                                   Davis VA        Small Cap                       Franklin Global        Income         High Income
                                   Value           Stock Index     Dreyfus Stock   Communications         Securities     Securities
                                   Portfolio       Portfolio       Index Fund      Securities Fund        Fund           Fund

Assets:
Investments at Net Asset Value        $273               -               -                  7,508         15,825          6,062
Total Assets                           273               -               -                  7,508         15,825          6,062

Liabilities:
Accrued Mortality and Expense            -               -               -                      -              -              -
Risk and Administrative Charges
Total Liabilities                        -               -               -                      -              -              -
Net Assets                            $273               -               -                  7,508         15,825          6,062

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period       273               -               -                  7,473         15,667          6,055
Contracts in Annuity Payment             -               -               -                     35            158              7
Period (Note 2)
Total Contract Owners' Equity         $273               -               -                  7,508         15,825          6,062

Investment Shares                       33               -               -                  1,115          1,818          1,306
Investments at Cost                   $335               -               -                 15,027         28,127          9,379





                 See Accompanying Notes to Financial Statements
                                       11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                   Franklin                                               Franklin       Franklin
                                   Franklin        Large Cap                                              Rising         Small Cap
                                   Income          Growth          Franklin                               Dividends      Value
                                   Securities      Securities      Money Market    Franklin Real Estate   Securities     Securities
                                   Fund            Fund            Fund            Fund                   Fund           Fund

Assets:
Investments at Net Asset Value      $32,473           5,145           4,979                  4,664         18,443          1,693
Total Assets                         32,473           5,145           4,979                  4,664         18,443          1,693

Liabilities:
Accrued Mortality and Expense             -               -               -                      -              -              -
Risk and Administrative Charges
Total Liabilities                         -               -               -                      -              -              -
Net Assets                          $32,473           5,145           4,979                  4,664         18,443          1,693

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period     32,236           5,136           4,964                  4,635         18,306          1,693
Contracts in Annuity Payment
Period (Note 2)                         237               9              15                     29            137              -
Total Contract Owners' Equity       $32,473           5,145           4,979                  4,664         18,443          1,693

Investment Shares                     2,838             485           4,979                    434          1,329            160
Investments at Cost                 $42,956           7,559           4,979                  9,855         20,217          2,244





                 See Accompanying Notes to Financial Statements
                                       12

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                   Franklin
                                   Franklin        Templeton                                                             J.P. Morgan
                                   Small-Mid Cap   VIP Founding                                        J.P. Morgan       U.S. Large
                                   Growth          Funds                                               International     Cap Core
                                   Securities      Allocation     Franklin U.S.     Franklin Zero      Opportunities     Equity
                                   Fund            Fund           Government Fund   Coupon Fund 2010   Portfolio         Portfolio

Assets:
Investments at Net Asset Value       $3,420          7,016            25,009              5,768              7             9
Total Assets                          3,420          7,016            25,009              5,768              7             9

Liabilities:
Accrued Mortality and Expense             -              -                 -                  -              -             -
Risk and Administrative Charges
Total Liabilities                         -              -                 -                  -              -             -
Net Assets                           $3,420          7,016            25,009              5,768              7             9

Contract Owners' Equity: (Note 6)

Contracts in Accumulation Period      3,379          7,016            24,997              5,759              7             9
Contracts in Annuity Payment
Period (Note 2)                          41              -                12                  9              -             -
Total Contract Owners' Equity        $3,420          7,016            25,009              5,768              7             9

Investment Shares                       285          1,251             1,908                346              1             1
Investments at Cost                  $5,409          9,551            24,430              5,637              9            12






                 See Accompanying Notes to Financial Statements
                                       13

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)





Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                  Mutual                                          Oppenheimer
                                   Jennison       Discovery      Mutual Shares                    Global
                                   20/20 Focus    Securities     Securities      OpCap Mid Cap    Securities        Oppenheimer High
                                   Portfolio      Fund           Fund            Portfolio        Fund/VA           Income Fund/VA

Assets:
Investments at Net Asset Value         $-         16,038          18,799            1,107                953                402
Total Assets                            -         16,038          18,799            1,107                953                402

Liabilities:
Accrued Mortality and Expense           -              -               -                -                  -                  -
Risk and Administrative Charges
Total Liabilities                       -              -               -                -                  -                  -
Net Assets                             $-         16,038          18,799            1,107                953                402

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period        -         16,012          18,775            1,107                953                402
Contracts in Annuity Payment
Period (Note 2)                         -             26              24                -                  -                  -
Total Contract Owners' Equity          $-         16,038          18,799            1,107                953                402

Investment Shares                       -          1,006           1,591              128                 47                255
Investments at Cost                    $-         18,421          26,186            1,653              1,270                850




                 See Accompanying Notes to Financial Statements
                                       14

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)





Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                       PIMCO VIT
                                                                       Commodity        PIMCO VIT
                                                                       RealReturn       Emerging          PIMCO VIT      PIMCO VIT
                                   Oppenheimer Main   PIMCO VIT All    Strategy         Markets Bond      Global Bond    High Yield
                                   Street Fund/VA     Asset Portfolio  Portfolio        Portfolio         Portfolio      Portfolio

Assets:
Investments at Net Asset Value          $1,280            2,737            2,930             1,445          1,686          2,528
Total Assets                             1,280            2,737            2,930             1,445          1,686          2,528

Liabilities:
Accrued Mortality and Expense                -                -                -                 -              -              -
Risk and Administrative Charges
Total Liabilities                            -                -                -                 -              -              -
Net Assets                              $1,280            2,737            2,930             1,445          1,686          2,528

Contract Owners' Equity: (Note 6)

Contracts in Accumulation Period         1,280            2,737            2,930             1,445          1,686          2,528
Contracts in Annuity Payment
Period (Note 2)                              -                -                -                 -              -              -
Total Contract Owners' Equity           $1,280            2,737            2,930             1,445          1,686          2,528

Investment Shares                           88              297              419               140            138            447
Investments at Cost                     $1,689            3,298            5,089             1,836          1,733          3,409






                 See Accompanying Notes to Financial Statements
                                       15

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)





Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                      PIMCO VIT                                                        SP Strategic
                                                      StocksPLUS                         Seligman         Seligman     Partners
                                                      Growth and                         Global           Small-Cap    Focused
                                   PIMCO VIT Real     Income           PIMCO VIT Total   Technology       Value        Growth
                                   Return Portfolio   Portfolio        Return Portfolio  Portfolio        Portfolio    Portfolio

Assets:
Investments at Net Asset Value         $7,378               72            12,759                5            589          246
Total Assets                            7,378               72            12,759                5            589          246

Liabilities:
Accrued Mortality and Expense               -                -                 -                -              -            -
Risk and Administrative Charges
Total Liabilities                           -                -                 -                -              -            -
Net Assets                             $7,378               72            12,759                5            589          246

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period        7,378               72            12,759                5            589          246
Contracts in Annuity Payment
Period (Note 2)                             -                -                 -                -              -            -
Total Contract Owners' Equity          $7,378               72            12,759                5            589          246

Investment Shares                         655               12             1,238                -            123           53
Investments at Cost                    $8,189              108            12,826                6          1,215          344




                 See Accompanying Notes to Financial Statements
                                       16

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                                                                         Templeton
                                                                       Templeton                         Global         Templeton
                                                      Templeton        Developing       Templeton        Income         Growth
                                   SP International   Asset Strategy   Markets          Foreign          Securities     Securities
                                   Growth Portfolio   Fund             Securities Fund  Securities Fund  Fund           Fund

Assets:
Investments at Net Asset Value            $218              536                -           11,026          6,613          13,480
Total Assets                               218              536                -           11,026          6,613          13,480

Liabilities:
Accrued Mortality and Expense                -                -                -                -              -               -
Risk and Administrative Charges
Total Liabilities                            -                -                -                -              -               -
Net Assets                                $218              536                -           11,026          6,613          13,480

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period           218              536                -           10,995          6,613          13,458
Contracts in Annuity Payment
Period (Note 2)                              -                -                -               31              -              22
Total Contract Owners' Equity             $218              536                -           11,026          6,613          13,480

Investment Shares                           65               62                -            1,010            383           1,634
Investments at Cost                       $464              999                -           14,471          5,869          21,282






                 See Accompanying Notes to Financial Statements
                                       17

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Assets and
Liabilities (continued)
December 31, 2008
(In thousands)
                                                      Van Kampen LIT
                                   Van Kampen LIT     Growth and
                                   Capital Growth     Income
                                   Portfolio          Portfolio  Total All Funds

Assets:
Investments at Net Asset Value          $2                -           450,908
Total Assets                             2                -           450,908

Liabilities:
Accrued Mortality and Expense            -                -                 -
Risk and Administrative Charges
Total Liabilities                        -                -                 -
Net Assets                              $2                -           450,908

Contract Owners' Equity: (Note 6)
Contracts in Accumulation Period         2                -           450,112
Contracts in Annuity Payment
Period (Note 2)                          -                -               796
Total Contract Owners' Equity           $2                -           450,908

Investment Shares                        -                -           103,824
Investments at Cost                     $4                -           600,079





(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

                 See Accompanying Notes to Financial Statements
                                       18

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations
For the year ended December 31, 2008
(In thousands)
                                                                     Alger American   Alger American                  Alger American
                                                      AIM V.I.       Capital          LargeCap         Alger American   SmallCap
                                   AIM V.I. Capital   Core Equity    Appreciation     Growth           MidCap Growth    Growth
                                   Appreciation Fund  Fund           Portfolio        Portfolio        Portfolio        Portfolio

Investment Income:
Dividends Reinvested in Fund
Shares                              $-                 2              -                -                -                -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     5                  1              3                3                1                -
Investment Income (Loss),  Net      (5)                1              (3)              (3)              (1)              -
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       -                  -              -                -                19               -
Realized Gains (Losses) on Sales
of Investments, Net                 (9)                1              (2)              (11)             1                -
Realized Gains (Losses) on
Investments, Net                    (9)                1              (2)              (11)             20               -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (158)              (31)           (120)            (105)            (65)             (1)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (167)              (30)           (122)            (116)            (45)             (1)
Net Increase (Decrease) in Net
Assets From Operations              $(172)             (29)           (125)            (119)            (46)             (1)

                 See Accompanying Notes to Financial Statements
                                       19

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                 AZL BlackRock
                                   AZL AIM       Capital           AZL Columbia     AZL Columbia
                                   International Appreciation      Mid Cap Value    Small Cap       AZL Columbia     AZL Davis NY
                                   Equity Fund   Fund              Fund             Value Fund      Technology Fund  Venture Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $24           -                 6                9               -                95

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     107           43                23               45              46               222
Investment Income (Loss),  Net      (83)          (43)              (17)             (36)            (46)             (127)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       517           -                 -                163             193              254
Realized Gains (Losses) on Sales
of Investments, Net                 (197)         (78)              (86)             (200)           (283)            (294)
Realized Gains (Losses) on
Investments, Net                    320           (78)              (86)             (37)            (90)             (40)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (2,798)       (739)             (598)            (659)           (1,230)          (4,308)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (2,478)       (817)             (684)            (696)           (1,320)          (4,348)
Net Increase (Decrease) in Net
Assets From Operations              $(2,561)      (860)             (701)            (732)           (1,366)          (4,475)


                 See Accompanying Notes to Financial Statements
                                       20

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                   AZL Dreyfus        AZL First Trust   AZL Franklin
                                   Founders Equity    Target Double     Small Cap        AZL Fusion      AZL Fusion   AZL Fusion
                                   Growth Fund        Play Fund         Value Fund       Balanced Fund   Growth Fund  Moderate Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $11                6                 59               283             397          482

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     84                 13                122              265             617          466
Investment Income (Loss),  Net      (73)               (7)               (63)             18              (220)        16
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       322                -                 252              384             1,512        1,113
Realized Gains (Losses) on Sales
of Investments, Net                 (201)              (34)              (321)            (380)           (526)        (767)
Realized Gains (Losses) on
Investments, Net                    121                (34)              (69)             4               986          346
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (2,019)            (466)             (1,974)          (4,031)         (13,301)     (8,799)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (1,898)            (500)             (2,043)          (4,027)         (12,315)     (8,453)
Net Increase (Decrease) in Net
Assets From Operations              $(1,971)           (507)             (2,106)          (4,009)         (12,535)     (8,437)




                 See Accompanying Notes to Financial Statements
                                       21

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                       AZL Legg        AZL LMP Large                  AZL NACM
                                   AZL Jennison      AZL Legg Mason    Mason Value     Cap Growth      AZL Money      International
                                   20/20 Focus Fund  Growth Fund       Fund            Fund            Market Fund    Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $5                -                 -               7               797            11

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     95                69                75              57              761            5
Investment Income (Loss),  Net      (90)              (69)              (75)            (50)            36             6
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       205               114               245             157             -              -
Realized Gains (Losses) on Sales
of Investments, Net                 (295)             (700)             (279)           (1,116)         -              (26)
Realized Gains (Losses) on
Investments, Net                    (90)              (586)             (34)            (959)           -              (26)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (2,362)           (1,869)           (2,498)         (437)           -              (138)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (2,452)           (2,455)           (2,532)         (1,396)         -              (164)
Net Increase (Decrease) in Net
Assets From Operations              $(2,542)          (2,524)           (2,607)         (1,446)         36             (158)



                 See Accompanying Notes to Financial Statements
                                       22

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                                                                    AZL PIMCO
                                   AZL OCC                                     AZL Oppenheimer                      Fundamental
                                   Opportunity   AZL OCC     AZL Oppenheimer   International      AZL Oppenheimer   IndexPLUS Total
                                   Fund          Value Fund  Global Fund       Growth Fund        Main Street Fund  Return Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $-            188         49                58                 41                -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     68            120         148               114                97                8
Investment Income (Loss),  Net      (68)          68          (99)              (56)               (56)              (8)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       331           827         411               449                605               -
Realized Gains (Losses) on Sales
of Investments, Net                 (336)         (5,686)     (221)             (203)              (130)             (10)
Realized Gains (Losses) on
Investments, Net                    (5)           (4,859)     190               246                475               (10)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (1,728)       489         (3,332)           (3,195)            (2,380)           (123)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (1,733)       (4,370)     (3,142)           (2,949)            (1,905)           (133)
Net Increase (Decrease) in Net
Assets From Operations              $(1,801)      (4,302)     (3,241)           (3,005)            (1,961)           (141)


                 See Accompanying Notes to Financial Statements
                                       23

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                    AZL
                                                    Schroder
                                                    Emerging      AZL Schroder
                                                    Markets       Emerging          AZL Schroder      AZL Small Cap
                                   AZL S&P 500      Equity Fund   Markets Equity    International     Stock Index     AZL TargetPLUS
                                   Index Fund       CL 1          Fund CL 2         Small Cap Fund    Fund             Balanced Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $-               -             7                 14                16               -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     49               2             111               12                33               16
Investment Income (Loss),  Net      (49)             (2)           (104)             2                 (17)             (16)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       -                8             1,101             -                 1                -
Realized Gains (Losses) on Sales
of Investments, Net                 (202)            -             (1,180)           (50)              (175)            (29)
Realized Gains (Losses) on
Investments, Net                    (202)            8             (79)              (50)              (174)            (29)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (1,691)          187           (3,546)           (325)             (1,220)          (220)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (1,893)          195           (3,625)           (375)             (1,394)          (249)
Net Increase (Decrease) in Net
Assets From Operations              $(1,942)         193           (3,729)           (373)             (1,411)          (265)


                 See Accompanying Notes to Financial Statements
                                       24

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                                        AZL Turner                        AZL Van
                                                                                        Quantitative      AZL Van         Kampen
                                   AZL TargetPLUS    AZL TargetPLUS   AZL TargetPLUS    Small Cap         Kampen          Equity and
                                   Equity Fund       Growth Fund      Moderate Fund     Growth Fund       Comstock Fund  Income Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $-                -                -                 -                 141             52

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     30                40               27                22                156             42
Investment Income (Loss),  Net      (30)              (40)             (27)              (22)              (15)            10
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       -                 -                -                 196               789             64
Realized Gains (Losses) on Sales
of Investments, Net                 (186)             (63)             (51)              (40)              (464)           (52)
Realized Gains (Losses) on
Investments, Net                    (186)             (63)             (51)              156               325             12
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (698)             (1,099)          (519)             (661)             (3,356)         (561)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (884)             (1,162)          (570)             (505)             (3,031)         (549)
Net Increase (Decrease) in Net
Assets From Operations              $(914)            (1,202)          (597)             (527)             (3,046)         (539)




                 See Accompanying Notes to Financial Statements
                                       25

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                                                          BlackRock
                                   AZL Van Kampen    AZL Van Kampen   AZL Van Kampen    AZL Van Kampen    Global          Davis VA
                                   Global            Global Real      Growth and        Mid Cap Growth    Allocations     Financial
                                   Franchise Fund    Estate Fund      Income Fund       Fund              V.I. Fund       Portfolio
                                                                                                          (A)
Investment Income:
Dividends Reinvested in Fund
Shares                              $122              31               73                25                69              -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     146               39               80                187               19              37
Investment Income (Loss),  Net      (24)              (8)              (7)               (162)             50              (37)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       405               107              213               1,074             13              82
Realized Gains (Losses) on Sales
of Investments, Net                 (143)             (271)            (152)             (1,072)           (104)           (271)
Realized Gains (Losses) on
Investments, Net                    262               (164)            61                2                 (91)            (189)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (2,407)           (865)            (1,485)           (5,814)           (147)           (753)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (2,145)           (1,029)          (1,424)           (5,812)           (238)           (942)
Net Increase (Decrease) in Net
Assets From Operations              $(2,169)          (1,037)          (1,431)           (5,974)           (188)           (979)





                 See Accompanying Notes to Financial Statements
                                       26

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                                                           Franklin
                                                    Dreyfus IP                                             Growth and   Franklin
                                                    Small Cap                       Franklin Global        Income       High Income
                                   Davis VA Value   Stock Index     Dreyfus Stock   Communications         Securities   Securities
                                   Portfolio        Portfolio       Index Fund      Securities Fund        Fund         Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $4               25              36              28                     802          856

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     10               54              69              191                    347          142
Investment Income (Loss),  Net      (6)              (29)            (33)            (163)                  455          714
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       7                438             -               -                      2,007        -
Realized Gains (Losses) on Sales
of Investments, Net                 10               (315)           402             (1,239)                (1,409)      (721)
Realized Gains (Losses) on
Investments, Net                    17               123             402             (1,239)                598          (721)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (275)            (115)           (1,084)         (6,182)                (10,749)     (2,058)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (258)            8               (682)           (7,421)                (10,151)     (2,779)
Net Increase (Decrease) in Net
Assets From Operations              $(264)           (21)            (715)           (7,584)                (9,696)      (2,065)

                 See Accompanying Notes to Financial Statements
                                       27

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                    Franklin                                               Franklin       Franklin
                                                    Large Cap                                              Rising         Small Cap
                                   Franklin         Growth          Franklin                               Dividends      Value
                                   Income           Securities      Money Market    Franklin Real Estate   Securities     Securities
                                   Securities Fund  Fund            Fund            Fund                   Fund           Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $2,174           111             82              97                     499            30

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     716              129             74              134                    414            49
Investment Income (Loss),  Net      1,458            (18)            8               (37)                   85             (19)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       889              490             -               2,066                  194            189
Realized Gains (Losses) on Sales
of Investments, Net                 (629)            (180)           -               (673)                  535            95
Realized Gains (Losses) on
Investments, Net                    260              310             -               1,393                  729            284
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (15,833)         (3,409)         (4)             (5,280)                (8,721)        (1,179)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (15,573)         (3,099)         (4)             (3,887)                (7,992)        (895)
Net Increase (Decrease) in Net
Assets From Operations              $(14,115)        (3,117)         4               (3,924)                (7,907)        (914)



                 See Accompanying Notes to Financial Statements
                                       28

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)

                                                   Franklin
                                   Franklin        Templeton VIP                                                         J.P. Morgan
                                   Small-Mid Cap   Founding                                             J.P. Morgan      U.S. Large
                                   Growth          Funds                                                International    Cap Core
                                   Securities      Allocation      Franklin U.S.    Franklin Zero       Opportunities    Equity
                                   Fund            Fund            Government Fund  Coupon Fund 2010    Portfolio        Portfolio

Investment Income:
Dividends Reinvested in Fund
Shares                              $-              188             1,153            399                 -                -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     87              95              385              150                 -                -
Investment Income (Loss),  Net      (87)            93              768              249                 -                -
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       663             187             -                -                   2                -
Realized Gains (Losses) on Sales
of Investments, Net                 (45)            (148)           3                (6)                 -                -
Realized Gains (Losses) on
Investments, Net                    618             39              3                (6)                 2                -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (3,373)         (2,526)         643              46                  (7)              (5)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (2,755)         (2,487)         646              40                  (5)              (5)
Net Increase (Decrease) in Net
Assets From Operations              $(2,842)        (2,394)         1,414            289                 (5)              (5)



                 See Accompanying Notes to Financial Statements
                                       29

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                  Mutual                                            Oppenheimer
                                   Jennison       Discovery       Mutual Shares                     Global             Oppenheimer
                                   20/20 Focus    Securities      Securities      OpCap Mid Cap     Securities         High Income
                                   Portfolio      Fund            Fund            Portfolio         Fund/VA            Fund/VA

Investment Income:
Dividends Reinvested in Fund
Shares                              $-             451             725             4                 24                 39

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     25             364             461             22                32                 11
Investment Income (Loss),  Net      (25)           87              264             (18)              (8)                28
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       88             810             998             102               106                -
Realized Gains (Losses) on Sales
of Investments, Net                 95             95              (391)           (52)              11                 (72)
Realized Gains (Losses) on
Investments, Net                    183            905             607             50                117                (72)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (332)          (7,529)         (11,677)        (544)             (888)              (430)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (149)          (6,624)         (11,070)        (494)             (771)              (502)
Net Increase (Decrease) in Net
Assets From Operations              $(174)         (6,537)         (10,806)        (512)             (779)              (474)




                 See Accompanying Notes to Financial Statements
                                       30

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                     PIMCO VIT
                                                                     Commodity        PIMCO VIT
                                                      PIMCO VIT      RealReturn       Emerging         PIMCO VIT
                                   Oppenheimer Main   All Asset      Strategy         Markets Bond     Global Bond PIMCO VIT High
                                   Street Fund/VA     Portfolio      Portfolio        Portfolio        Portfolio   Yield Portfolio

Investment Income:
Dividends Reinvested in Fund
Shares                              $28                173            268              100              58          225

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     39                 59             133              33               39          62
Investment Income (Loss),  Net      (11)               114            135              67               19          163
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       122                9              43               75               -           8
Realized Gains (Losses) on Sales
of Investments, Net                 (7)                (81)           (2,570)          (51)             (59)        (116)
Realized Gains (Losses) on
Investments, Net                    115                (72)           (2,527)          24               (59)        (108)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (994)              (552)          (2,343)          (381)            (92)        (842)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (879)              (624)          (4,870)          (357)            (151)       (950)
Net Increase (Decrease) in Net
Assets From Operations              $(890)             (510)          (4,735)          (290)            (132)       (787)




                 See Accompanying Notes to Financial Statements
                                       31

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)





Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                                                                       SP Strategic
                                                     PIMCO VIT                         Seligman         Seligman       Partners
                                                     StocksPLUS        PIMCO VIT       Global           Small-Cap      Focused
                                   PIMCO VIT Real    Growth and        Total Return    Technology       Value          Growth
                                   Return Portfolio  Income Portfolio  Portfolio       Portfolio        Portfolio      Portfolio

Investment Income:
Dividends Reinvested in Fund
Shares                              $275              10                578             -                -              -

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     172               2                 269             -                18             7
Investment Income (Loss),  Net      103               8                 309             -                (18)           (7)
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       12                -                 237             -                311            26
Realized Gains (Losses) on Sales
of Investments, Net                 (174)             (5)               43              -                (78)           1
Realized Gains (Losses) on
Investments, Net                    (162)             (5)               280             -                233            27
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (800)             (70)              (252)           (3)              (710)          (161)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (962)             (75)              28              (3)              (477)          (134)
Net Increase (Decrease) in Net
Assets From Operations              $(859)            (67)              337             (3)              (495)          (141)





                 See Accompanying Notes to Financial Statements
                                       32

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                                                     Templeton
                                                                     Developing      Templeton       Templeton       Templeton
                                   SP                Templeton       Markets         Foreign         Global Income   Growth
                                   International     Asset           Securities      Securities      Securities      Securities
                                   Growth Portfolio  Strategy Fund   Fund            Fund            Fund            Fund

Investment Income:
Dividends Reinvested in Fund
Shares                              $6                71              188             423             524             347

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     8                 9               130             260             221             344
Investment Income (Loss),  Net      (2)               62              58              163             303             3
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       86                86              1,344           1,564           -               1,270
Realized Gains (Losses) on Sales
of Investments, Net                 (57)              (23)            (2,833)         289             (779)           (915)
Realized Gains (Losses) on
Investments, Net                    29                63              (1,489)         1,853           (779)           355
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (296)             (316)           (3,701)         (10,265)        (6)             (10,395)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (267)             (253)           (5,190)         (8,412)         (785)           (10,040)
Net Increase (Decrease) in Net
Assets From Operations              $(269)            (191)           (5,132)         (8,249)         (482)           (10,037)






                 See Accompanying Notes to Financial Statements
                                       33

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Operations (continued)
For the year ended December 31, 2008

(In thousands)
                                   Van Kampen LIT  Van Kampen LIT
                                   Capital Growth  Growth and        Total All
                                   Portfolio       Income Portfolio  Funds

Investment Income:
Dividends Reinvested in Fund
Shares                              $-              -                 14,081

Expenses:
Mortality and Expense Risk and
Administrative Charges (Note 2)     -               -                 10,497
Investment Income (Loss),  Net      -               -                 3,584
Realized Gains (Losses) and
Unrealized
Appreciation (Depreciation) on
Investments:
    Realized Capital Gain
Distributions on Mutual Funds       -               -                 26,555
Realized Gains (Losses) on Sales
of Investments, Net                 -               2                 (28,941)
Realized Gains (Losses) on
Investments, Net                    -               2                 (2,386)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments       (3)             (3)               (197,851)
Total Realized Gains (Losses) &
Changes in
Appreciation (Depreciation) on
Investments                         (3)             (1)               (200,237)
Net Increase (Decrease) in Net
Assets From Operations              $(3)            (1)               (196,653)





(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

                 See Accompanying Notes to Financial Statements
                                       34

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31,
2008 and 2007
(In thousands)
                                      AIM V.I. Capital Appreciation                                          Alger American Capital
                                                          Fund         AIM V.I. Core Equity Fund            Appreciation Portfolio
                                          2008            2007             2008             2007             2008             2007

 Increase (Decrease) in Net
Assets:
Operations:

 Investment Income (Loss),  Net       $    (5)             (7)                1              (2)              (3)              (4)
Realized Gains (Losses) on
Investments, Net                           (9)               6                1                8              (2)              (5)
Net Change in Unrealized
Appreciation
 (Depreciation) on Investments           (158)              46             (31)                3            (120)               86
Net Increase (Decrease) in Net
Assets
 From Operations                         (172)              45             (29)                9            (125)               77

Contract Transactions-All
Products (Note 5)
Purchase Payments                            -               -                -                -                -                -
Transfers Between Funds (Note 2)           (8)            (11)                -                -                -                -
Surrenders and Terminations               (51)            (71)              (6)             (47)              (3)             (71)
Rescissions                                  -               -                -                -                -                -
 Bonus (Recapture)                           -               -                -                -                -                -
 Contract Maintenance Charges
(Note 2)                                     -               -                -                -                -                -
 Net Increase (Decrease) in Net
Assets Resulting
 From Contract Transactions               (59)            (82)              (6)             (47)              (3)             (71)
 Increase (Decrease) in Net
Assets                                   (231)            (37)             (35)             (38)            (128)                6
 Net Assets at Beginning of
Period                                     432             469               98              136              275              269
 Net Assets at End of Period           $   201             432               63               98              147              275







                 See Accompanying Notes to Financial Statements
                                       35

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                    Alger American LargeCap     Alger American MidCap Growth      Alger American SmallCap
                                       Growth Portfolio                   Portfolio                   Growth Portfolio
                                       2008         2007             2008             2007          2008          2007

Increase (Decrease) in Net
Assets:
Operations:

Investment Income (Loss),  Net         $(3)          (4)                 (1)            (1)            -              -
Realized Gains (Losses) on
Investments, Net                       (11)         (43)                  20             21            -              -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments         (105)          104                (65)              6          (1)              1
Net Increase (Decrease) in Net
Assets
From Operations                       (119)           57                (46)             26          (1)              1

Contract Transactions-All
Products (Note 5)
Purchase Payments                         -            -                   -              -            -              -
Transfers Between Funds (Note 2)        (6)            -                   -              -            -              -
Surrenders and Terminations            (25)        (158)                 (7)           (33)            -              -
Rescissions                               -            -                   -              -            -              -
Bonus (Recapture)                         -            -                   -              -            -              -
Contract Maintenance Charges
(Note 2)                                  -            -                   -              -            -              -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions             (31)        (158)                 (7)           (33)            -              -
Increase (Decrease) in Net
Assets                                (150)        (101)                (53)            (7)          (1)              1
Net Assets at Beginning of
Period                                  279          380                  85             92            2              1

Net Assets at End of Period         $   129          279                  32             85            1              2





                 See Accompanying Notes to Financial Statements
                                       36

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                      AZL BlackRock
                                    AZL AIM Basic Value   AZL AIM International   Capital Appreciation
                                           Fund                Equity Fund                Fund
                                      2008       2007        2008        2007       2008        2007

Increase (Decrease) in Net
Assets:
Operations:

Investment Income (Loss),  Net      $    -       (55)        (83)        (94)       (43)        (33)
Realized Gains (Losses) on
Investments, Net                         -        915         320         894       (78)          40
Net Change in Unrealized
Appreciation
(Depreciation) on Investments            -      (719)     (2,798)       (244)      (739)         100
Net Increase (Decrease) in Net
Assets
From Operations                          -        141     (2,561)         556      (860)         107

Contract Transactions-All
Products (Note 5)
Purchase Payments                        -        182       2,036       1,155        785         617
Transfers Between Funds (Note 2)         -    (4,792)       (669)     (2,742)      (207)         254
Surrenders and Terminations              -      (314)       (233)       (631)       (70)       (146)
Rescissions                              -        (2)       (118)         (1)       (16)           -
Bonus (Recapture)                        -          7          32          50          5          18
Contract Maintenance Charges
(Note 2)                                 -          -         (1)         (1)          -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions               -    (4,919)       1,047     (2,170)        497         743
Increase (Decrease) in Net
Assets                                   -    (4,778)     (1,514)     (1,614)      (363)         850
Net Assets at Beginning of
Period                                   -      4,778       5,106       6,720      2,006       1,156

Net Assets at End of Period         $    -          -       3,592       5,106      1,643       2,006




                 See Accompanying Notes to Financial Statements
                                       37

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Columbia Mid Cap     AZL Columbia Small        AZL Columbia
                                        Value Fund            Cap Value Fund         Technology Fund
                                      2008       2007        2008        2007       2008        2007

Increase (Decrease) in Net
Assets:
Operations:

Investment Income (Loss),  Net    $   (17)       (18)        (36)        (64)       (46)        (75)
Realized Gains (Losses) on
Investments, Net                      (86)          4        (37)         221       (90)         350
Net Change in Unrealized
Appreciation
(Depreciation) on Investments        (598)       (16)       (659)       (455)    (1,230)         176
Net Increase (Decrease) in Net
Assets
From Operations                      (701)       (30)       (732)       (298)    (1,366)         451

Contract Transactions-All
Products (Note 5)
Purchase Payments                      525        556         454         699        514         964
Transfers Between Funds (Note 2)       217         44       (416)       (256)         12         225
Surrenders and Terminations           (16)       (17)       (120)       (507)      (231)       (392)
Rescissions                            (2)        (1)        (45)        (12)       (13)        (46)
Bonus (Recapture)                        4          8          14          18         18          28
Contract Maintenance Charges
(Note 2)                                 -          -           -           -          -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions             728        590       (113)        (58)        300         779
Increase (Decrease) in Net
Assets                                  27        560       (845)       (356)    (1,066)       1,230
Net Assets at Beginning of
Period                                 965        405       2,383       2,739      2,544       1,314
Net Assets at End of Period        $   992        965       1,538       2,383      1,478       2,544





                 See Accompanying Notes to Financial Statements
                                       38

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                     AZL First Trust
                                   AZL Davis NY Venture    AZL Dreyfus Founders    Target Double Play
                                           Fund             Equity Growth Fund            Fund
                                      2008       2007        2008        2007       2008      2007 (B)

Increase (Decrease) in Net
Assets:
Operations:

Investment Income (Loss),  Net   $   (127)      (253)        (73)        (71)        (7)         (3)
Realized Gains (Losses) on
Investments, Net                      (40)        950         121         179       (34)           -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (4,308)      (488)     (2,019)          42      (466)           -
Net Increase (Decrease) in Net
Assets
From Operations                    (4,475)        209     (1,971)         150      (507)         (3)

Contract Transactions-All
Products (Note 5)
Purchase Payments                    2,751      4,353         445         939        899         228
Transfers Between Funds (Note 2)     2,851    (4,858)       (509)       1,978         10         186
Surrenders and Terminations          (524)    (1,620)       (262)       (534)       (51)         (1)
Rescissions                          (118)      (103)        (10)           -        (6)           -
Bonus (Recapture)                       31         94           5          18         11           2
Contract Maintenance Charges
(Note 2)                               (2)        (1)         (1)           -          -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions           4,989    (2,135)       (332)       2,401        863         415
Increase (Decrease) in Net
Assets                                 514    (1,926)     (2,303)       2,551        356         412
Net Assets at Beginning of
Period                              10,524     12,450       4,877       2,326        412           -
Net Assets at End of Period      $  11,038     10,524       2,574       4,877        768         412





                 See Accompanying Notes to Financial Statements
                                       39

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                      AZL Franklin Small     AZL Fusion Balanced      AZL Fusion Growth
                                          Cap Value Fund                    Fund                   Fund
                                         2008       2007        2008        2007       2008        2007

Increase (Decrease) in Net
Assets:
Operations:
Investment Income (Loss),  Net         $ (63)      (130)          18        (66)      (220)       (444)
Realized Gains (Losses) on
Investments, Net                         (69)        383           4         250        986         804
Net Change in Unrealized
Appreciation
(Depreciation) on Investments         (1,974)      (732)     (4,031)         127   (13,301)         147
Net Increase (Decrease) in Net
Assets
From Operations                       (2,106)      (479)     (4,009)         311   (12,535)         507

Contract Transactions-All
Products (Note 5)
Purchase Payments                       1,896      1,425       7,225       4,935     10,517       8,535
Transfers Between Funds (Note 2)           48      (936)       (386)         769      (614)         361
Surrenders and Terminations             (216)    (1,165)       (700)     (1,285)    (1,089)     (1,585)
Rescissions                              (68)       (12)       (305)        (20)      (352)       (497)
Bonus (Recapture)                          26         31         104         116        151         226
Contract Maintenance Charges
(Note 2)                                  (1)        (1)         (1)         (1)        (4)         (2)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions              1,685      (658)       5,937       4,514      8,609       7,038
Increase (Decrease) in Net
Assets                                  (421)    (1,137)       1,928       4,825    (3,926)       7,545
Net Assets at Beginning of
Period                                  5,370      6,507      10,317       5,492     24,767      17,222

Net Assets at End of Period            $4,949      5,370      12,245      10,317     20,841      24,767






                 See Accompanying Notes to Financial Statements
                                       40

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Fusion Moderate    AZL Jennison 20/20      AZL Legg Mason
                                   Fund                   Focus Fund              Growth Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:

Investment Income (Loss),  Net     $16         (259)      (90)        (71)        (69)       (54)
Realized Gains (Losses) on
Investments, Net                   346         651        (90)        251         (586)      142
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (8,799)     257        (2,362)     35          (1,869)    17
Net Increase (Decrease) in Net
Assets
From Operations                    (8,437)     649        (2,542)     215         (2,524)    105

Contract Transactions-All
Products (Note 5)
Purchase Payments                  7,788       8,289      1,706       1,203       1,867      1,259

Transfers Between Funds (Note 2)   (1,196)     151        1,942       (59)        (792)      2,668
Surrenders and Terminations        (902)       (2,535)    (173)       (367)       (139)      (300)
Rescissions                        (694)       (289)      (124)       -           (50)       -
Bonus (Recapture)                  97          196        28          40          20         24
Contract Maintenance Charges
(Note 2)                           (3)         (2)        (1)         -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         5,090       5,810      3,378       817         906        3,651
Increase (Decrease) in Net
Assets                             (3,347)     6,459      836         1,032       (1,618)    3,756
Net Assets at Beginning of
Period                             21,158      14,699     3,716       2,684       5,511      1,755
Net Assets at End of Period       $17,811      21,158     4,552       3,716       3,893      5,511






                 See Accompanying Notes to Financial Statements
                                       41

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Legg Mason Value   AZL LMP Large Cap
                                   Fund                   Growth Fund             AZL Money Market Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(75)        (135)      (50)        (90)        36         553
Realized Gains (Losses) on
Investments, Net                   (34)        261        (959)       153         -          -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (2,498)     (572)      (437)       34          -          -
Net Increase (Decrease) in Net
Assets
From Operations                    (2,607)     (446)      (1,446)     97          36         553

Contract Transactions-All
Products (Note 5)
Purchase Payments                  330         542        191         260         23,610     7,681
Transfers Between Funds (Note 2)   (214)       (231)      (1,791)     37          20,984     9,051
Surrenders and Terminations        (208)       (919)      (289)       (654)       (8,421)    (14,000)
Rescissions                        (62)        -          -           (4)         (2,253)    (212)
Bonus (Recapture)                  6           8          8           7           332        210
Contract Maintenance Charges
(Note 2)                           (1)         (1)        -           -           (4)        (3)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (149)       (601)      (1,881)     (354)       34,248     2,727
Increase (Decrease) in Net
Assets                             (2,756)     (1,047)    (3,327)     (257)       34,284     3,280
Net Assets at Beginning of
Period                             4,799       5,846      3,327       3,584       19,915     16,635
Net Assets at End of Period       $2,043       4,799      -           3,327       54,199     19,915







                 See Accompanying Notes to Financial Statements
                                       42

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL NACM               AZL OCC Opportunity     AZL OCC Renaissance
                                   International Fund     Fund                    Fund
                                   2008        2007 (B)   2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $6           -          (68)        (99)        -          (36)
Realized Gains (Losses) on
Investments, Net                   (26)        -          (5)         874         -          440
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (138)       (4)        (1,728)     (526)       -          (81)
Net Increase (Decrease) in Net
Assets
From Operations                    (158)       (4)        (1,801)     249         -          323

Contract Transactions-All
Products (Note 5)
Purchase Payments                  440         70         615         864         -          444
Transfers Between Funds (Note 2)   114         21         (168)       (2,559)     -          (5,399)
Surrenders and Terminations        -           -          (245)       (487)       -          (281)
Rescissions                        (26)        -          (14)        (1)         -          -
Bonus (Recapture)                  2           -          11          27          -          14
Contract Maintenance Charges
(Note 2)                           -           -          -           -           -          (1)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         530         91         199         (2,156)     -          (5,223)
Increase (Decrease) in Net
Assets                             372         87         (1,602)     (1,907)     -          (4,900)
Net Assets at Beginning of
Period                             87          -          3,925       5,832       -          4,900
Net Assets at End of Period       $459         87         2,323       3,925       -          -










                 See Accompanying Notes to Financial Statements
                                       43

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                  AZL Oppenheimer
                                                          AZL Oppenheimer         International Growth
                                   AZL OCC Value Fund     Global Fund             Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $68          (78)       (99)        (172)       (56)       (81)
Realized Gains (Losses) on
Investments, Net                   (4,859)     549        190         790         246        357
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      489         (1,256)    (3,332)     (427)       (3,195)    48
Net Increase (Decrease) in Net
Assets
From Operations                    (4,302)     (785)      (3,241)     191         (3,005)    324

Contract Transactions-All
Products (Note 5)
Purchase Payments                  244         165        1,456       2,173       1,951      1,591
Transfers Between Funds (Note 2)   (3,060)     4,135      (361)       (774)       (363)      816
Surrenders and Terminations        (466)       (1,796)    (201)       (945)       (302)      (517)
Rescissions                        (87)        -          (108)       (46)        (28)       (7)
Bonus (Recapture)                  -           5          20          60          23         37
Contract Maintenance Charges
(Note 2)                           (1)         (1)        (1)         (1)         (1)        (1)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (3,370)     2,508      805         467         1,280      1,919
Increase (Decrease) in Net
Assets                             (7,672)     1,723      (2,436)     658         (1,725)    2,243
Net Assets at Beginning of
Period                             7,672       5,949      7,056       6,398       5,592      3,349
Net Assets at End of Period       $-           7,672      4,620       7,056       3,867      5,592



                 See Accompanying Notes to Financial Statements
                                       44

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                          AZL PIMCO Fundamental
                                   AZL Oppenheimer Main   IndexPLUS Total         AZL S&P 500 Index
                                   Street Fund            Return Fund             Fund
                                   2008        2007       2008        2007        2008       2007 (B)

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(56)        (102)      (8)         8           (49)       4
Realized Gains (Losses) on
Investments, Net                   475         500        (10)        (4)         (202)      1
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (2,380)     (310)      (123)       2           (1,691)    (25)
Net Increase (Decrease) in Net
Assets
From Operations                    (1,961)     88         (141)       6           (1,942)    (20)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  848         937        353         149         1,953      615
Transfers Between Funds (Note 2)   (213)       (363)      390         (210)       4,647      108
Surrenders and Terminations        (195)       (993)      (10)        (15)        (153)      (1)
Rescissions                        (108)       -          (21)        (1)         (22)       -
Bonus (Recapture)                  5           18         12          4           19         2
Contract Maintenance Charges
(Note 2)                           (1)         (1)        -           -           (1)        -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         336         (402)      724         (73)        6,443      724
Increase (Decrease) in Net
Assets                             (1,625)     (314)      583         (67)        4,501      704
Net Assets at Beginning of
Period                             4,840       5,154      140         207         704        -
Net Assets at End of Period       $3,215       4,840      723         140         5,205      704





                 See Accompanying Notes to Financial Statements
                                       45

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Schroder           AZL Schroder Emerging   AZL Schroder
                                   Emerging Markets       Markets Equity Fund     International Small
                                   Equity Fund CL 1       CL 2                    Cap Fund
                                   2008        2007 (B)   2008        2007        2008       2007 (B)

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(2)         -          (104)       (126)       2          (2)
Realized Gains (Losses) on
Investments, Net                   8           5          (79)        492         (50)       (1)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      187         (1)        (3,546)     484         (325)      (16)
Net Increase (Decrease) in Net
Assets
From Operations                    193         4          (3,729)     850         (373)      (19)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  -           418        1,960       2,459       652        310
Transfers Between Funds (Note 2)   1,231       (327)      (6,437)     6,997       96         49
Surrenders and Terminations        (23)        (69)       (238)       (404)       (15)       -
Rescissions                        -           (15)       (62)        (86)        (24)       -
Bonus (Recapture)                  -           12         37          70          12         1
Contract Maintenance Charges
(Note 2)                           -           -          (1)         -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         1,208       19         (4,741)     9,036       721        360
Increase (Decrease) in Net
Assets                             1,401       23         (8,470)     9,886       348        341
Net Assets at Beginning of
Period                             23          -          13,766      3,880       341        -
Net Assets at End of Period       $1,424       23         5,296       13,766      689        341






                 See Accompanying Notes to Financial Statements
                                       46

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Small Cap Stock    AZL TargetPLUS          AZL TargetPLUS
                                   Index Fund             Balanced Fund           Equity Fund
                                   2008        2007 (B)   2008        2007 (B)    2008       2007 (B)

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(17)        -          (16)        5           (30)       (9)
Realized Gains (Losses) on
Investments, Net                   (174)       11         (29)        -           (186)      9
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (1,220)     (29)       (220)       (7)         (698)      (30)
Net Increase (Decrease) in Net
Assets
From Operations                    (1,411)     (18)       (265)       (2)         (914)      (30)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  891         570        1,487       296         1,122      1,270
Transfers Between Funds (Note 2)   3,238       (98)       (81)        73          (833)      445
Surrenders and Terminations        (57)        2          (2)         (11)        (24)       (129)
Rescissions                        (15)        -          (4)         -           (6)        -
Bonus (Recapture)                  11          7          29          10          4          57
Contract Maintenance Charges
(Note 2)                           -           -          -           -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         4,068       481        1,429       368         263        1,643
Increase (Decrease) in Net
Assets                             2,657       463        1,164       366         (651)      1,613
Net Assets at Beginning of
Period                             463         -          366         -           1,613      -
Net Assets at End of Period       $3,120       463        1,530       366         962        1,613







                 See Accompanying Notes to Financial Statements
                                       47

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                  AZL Turner
                                   AZL TargetPLUS         AZL TargetPLUS          Quantitative Small
                                   Growth Fund            Moderate Fund           Cap Growth Fund
                                   2008        2007 (B)   2008        2007 (B)    2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(40)        6          (27)        2           (22)       (25)
Realized Gains (Losses) on
Investments, Net                   (63)        (3)        (51)        (2)         156        65
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (1,099)     (16)       (519)       (8)         (661)      (1)
Net Increase (Decrease) in Net
Assets
From Operations                    (1,202)     (13)       (597)       (8)         (527)      39

Contract Transactions-All
Products (Note 5)
Purchase Payments                  2,878       777        2,219       466         428        302
Transfers Between Funds (Note 2)   (73)        173        (35)        (56)        64         (52)
Surrenders and Terminations        (51)        -          (31)        (6)         (19)       (162)
Rescissions                        (86)        -          (189)       (69)        (18)       (9)
Bonus (Recapture)                  41          12         42          -           8          10
Contract Maintenance Charges
(Note 2)                           -           -          -           -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         2,709       962        2,006       335         463        89
Increase (Decrease) in Net
Assets                             1,507       949        1,409       327         (64)       128
Net Assets at Beginning of
Period                             949         -          327         -           952        824
Net Assets at End of Period       $2,456       949        1,736       327         888        952





                 See Accompanying Notes to Financial Statements
                                       48

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                  AZL Van Kampen
                                   AZL Van Kampen          AZL Van Kampen         Equity and Income
                                   Aggressive Growth Fund  Comstock Fund          Fund
                                   2008        2007        2008       2007        2008        2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $-           (35)        (15)       (74)        10          (17)
Realized Gains (Losses) on
Investments, Net                   -           488         325        367         12          103
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      -           (56)        (3,356)    (792)       (561)       (84)
Net Increase (Decrease) in Net
Assets
From Operations                    -           397         (3,046)    (499)       (539)       2

Contract Transactions-All
Products (Note 5)
Purchase Payments                  -           478         774        1,111       1,365       597
Transfers Between Funds (Note 2)   -           (1,885)     (728)      3,979       (167)       (108)
Surrenders and Terminations        -           (131)       (413)      (2,148)     (76)        (415)
Rescissions                        -           -           (37)       -           (12)        (1)
Bonus (Recapture)                  -           11          5          34          25          12
Contract Maintenance Charges
(Note 2)                           -           -           (1)        (1)         -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         -           (1,527)     (400)      2,975       1,135       85
Increase (Decrease) in Net
Assets                             -           (1,130)     (3,446)    2,476       596         87
Net Assets at Beginning of
Period                             -           1,130       8,290      5,814       1,776       1,689
Net Assets at End of Period       $-           -           4,844      8,290       2,372       1,776




                 See Accompanying Notes to Financial Statements
                                       49

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)

                                                                                  AZL Van Kampen
                                   AZL Van Kampen         AZL Van Kampen Global   Growth and Income
                                   Global Franchise Fund  Real Estate Fund        Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(24)        (165)      (8)         (60)        (7)        (82)
Realized Gains (Losses) on
Investments, Net                   262         436        (164)       327         61         558
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (2,407)     135        (865)       (384)       (1,485)    (664)
Net Increase (Decrease) in Net
Assets
From Operations                    (2,169)     406        (1,037)     (117)       (1,431)    (188)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  1,259       2,716      723         2,769       685        1,077
Transfers Between Funds (Note 2)   (738)       (914)      (158)       (3,954)     (112)      (824)
Surrenders and Terminations        (218)       (712)      (48)        (140)       (562)      (1,339)
Rescissions                        (135)       (38)       (10)        (35)        (16)       (40)
Bonus (Recapture)                  8           58         15          66          5          36
Contract Maintenance Charges
(Note 2)                           (1)         (1)        -           -           (1)        (1)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         175         1,109      522         (1,294)     (1)        (1,091)
Increase (Decrease) in Net
Assets                             (1,994)     1,515      (515)       (1,411)     (1,432)    (1,279)
Net Assets at Beginning of
Period                             6,967       5,452      1,977       3,388       4,422      5,701
Net Assets at End of Period       $4,973       6,967      1,462       1,977       2,990      4,422




                 See Accompanying Notes to Financial Statements
                                       50

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   AZL Van Kampen Mid     AZL Van Kampen          BlackRock Global
                                   Cap Growth Fund        Strategic Growth Fund   Allocations V.I. Fund
                                   2008        2007       2008        2007        2008 (A)   2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net   $ (162)       (166)      -           (28)        50         -
Realized Gains (Losses) on
Investments, Net                   2           555        -           393         (91)       -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (5,814)     503        -           (151)       (147)      -
Net Increase (Decrease) in Net
Assets
From Operations                    (5,974)     892        -           214         (188)      -

Contract Transactions-All
Products (Note 5)
Purchase Payments                  2,280       1,846      -           214         3,370      -
Transfers Between Funds (Note 2)   (7,497)     11,352     -           (1,802)     (42)       -
Surrenders and Terminations        (405)       (746)      -           (157)       (44)       -
Rescissions                        (75)        (53)       -           -           (259)      -
Bonus (Recapture)                  40          40         -           4           16         -
Contract Maintenance Charges
(Note 2)                           (1)         (1)        -           -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (5,658)     12,438     -           (1,741)     3,041      -
Increase (Decrease) in Net
Assets                             (11,632)    13,330     -           (1,527)     2,853      -
Net Assets at Beginning of
Period                             17,475      4,145      -           1,527       -          -
Net Assets at End of Period       $5,843       17,475     -           -           2,853      -






                 See Accompanying Notes to Financial Statements
                                       51

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)




Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Davis VA Financial     Davis VA Real Estate    Davis VA Value
                                   Portfolio              Portfolio               Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(37)        (33)       -           -           (6)        (14)
Realized Gains (Losses) on
Investments, Net                   (189)       294        -           16          17         253
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (753)       (389)      -           (14)        (275)      (202)
Net Increase (Decrease) in Net
Assets
From Operations                    (979)       (128)      -           2           (264)      37

Contract Transactions-All
Products (Note 5)
Purchase Payments                  433         470        -           -           1          4
Transfers Between Funds (Note 2)   133         75         -           -           (27)       (229)
Surrenders and Terminations        (270)       (542)      -           (39)        (156)      (441)
Rescissions                        (10)        (20)       -           -           -          -
Bonus (Recapture)                  4           10         -           -           -          -
Contract Maintenance Charges
(Note 2)                           -           -          -           -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         290         (7)        -           (39)        (182)      (666)
Increase (Decrease) in Net
Assets                             (689)       (135)      -           (37)        (446)      (629)
Net Assets at Beginning of
Period                             1,895       2,030      -           37          719        1,348
Net Assets at End of Period       $1,206       1,895      -           -           273        719




                 See Accompanying Notes to Financial Statements
                                       52

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                                                  Franklin Global
                                   Dreyfus IP Small Cap   Dreyfus Stock Index     Communications
                                   Stock Index Portfolio  Fund                    Securities Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(29)        (99)       (33)        (48)        (163)      (266)
Realized Gains (Losses) on
Investments, Net                   123         660        402         497         (1,239)    (233)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (115)       (497)      (1,084)     (203)       (6,182)    3,599
Net Increase (Decrease) in Net
Assets
From Operations                    (21)        64         (715)       246         (7,584)    3,100

Contract Transactions-All
Products (Note 5)
Purchase Payments                  28          1,620      30          376         692        972
Transfers Between Funds (Note 2)   (3,318)     (1,796)    (4,073)     (504)       (2,586)    2,502
Surrenders and Terminations        (123)       (717)      (500)       (1,555)     (1,454)    (2,297)
Rescissions                        (18)        (34)       -           (4)         (76)       (62)
Bonus (Recapture)                  (1)         38         1           8           23         37
Contract Maintenance Charges
(Note 2)                           -           (1)        (1)         (1)         (9)        (10)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (3,432)     (890)      (4,543)     (1,680)     (3,410)    1,142
Increase (Decrease) in Net
Assets                             (3,453)     (826)      (5,258)     (1,434)     (10,994)   4,242
Net Assets at Beginning of
Period                             3,453       4,279      5,258       6,692       18,502     14,260
Net Assets at End of Period       $-           3,453      -           5,258       7,508      18,502






                 See Accompanying Notes to Financial Statements
                                       53

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Franklin Growth and
                                   Income Securities      Franklin High Income    Franklin Income
                                   Fund                   Securities Fund         Securities Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $455         300        714         542         1,458      859
Realized Gains (Losses) on
Investments, Net                   598         2,234      (721)       (542)       260        1,645
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (10,749)    (3,985)    (2,058)     8           (15,833)   (1,625)
Net Increase (Decrease) in Net
Assets
From Operations                    (9,696)     (1,451)    (2,065)     8           (14,115)   879

Contract Transactions-All
Products (Note 5)
Purchase Payments                  57          714        979         1,286       7,911      5,996

Transfers Between Funds (Note 2)   (1,457)     (893)      (1,270)     (1,304)     (800)      308
Surrenders and Terminations        (2,802)     (5,183)    (1,136)     (1,751)     (5,231)    (7,750)
Rescissions                        -           (60)       (13)        (15)        (605)      (31)
Bonus (Recapture)                  3           20         15          27          48         138
Contract Maintenance Charges
(Note 2)                           (13)        (15)       (3)         (4)         (15)       (14)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (4,212)     (5,417)    (1,428)     (1,761)     1,308      (1,353)
Increase (Decrease) in Net
Assets                             (13,908)    (6,868)    (3,493)     (1,753)     (12,807)   (474)
Net Assets at Beginning of
Period                             29,733      36,601     9,555       11,308      45,280     45,754
Net Assets at End of Period       $15,825      29,733     6,062       9,555       32,473     45,280





                 See Accompanying Notes to Financial Statements
                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)





Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Franklin Large Cap
                                   Growth Securities      Franklin Money Market   Franklin Real Estate
                                   Fund                   Fund                    Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(18)        (98)       8           184         (37)       85
Realized Gains (Losses) on
Investments, Net                   310         451        -           -           1,393      1,594
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (3,409)     210        (4)         (1)         (5,280)    (4,935)
Net Increase (Decrease) in Net
Assets
From Operations                    (3,117)     563        4           183         (3,924)    (3,256)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  49          272        -           17          20         173
Transfers Between Funds (Note 2)   (524)       (480)      (1)         (95)        (724)      (1,289)
Surrenders and Terminations        (926)       (1,998)    (442)       (1,057)     (925)      (2,413)
Rescissions                        -           -          -           -           -          (26)
Bonus (Recapture)                  1           6          -           -           1          4
Contract Maintenance Charges
(Note 2)                           (3)         (4)        (2)         (2)         (3)        (4)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (1,403)     (2,204)    (445)       (1,137)     (1,631)    (3,555)
Increase (Decrease) in Net
Assets                             (4,520)     (1,641)    (441)       (954)       (5,555)    (6,811)
Net Assets at Beginning of
Period                             9,665       11,306     5,420       6,374       10,219     17,030
Net Assets at End of Period       $5,145       9,665      4,979       5,420       4,664      10,219



                 See Accompanying Notes to Financial Statements
                                       55

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Franklin Rising                                Franklin Small-Mid
                                   Dividends Securities   Franklin Small Cap      Cap Growth
                                   Fund                   Value Securities Fund   Securities Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $85          277        (19)        (47)        (87)       (138)
Realized Gains (Losses) on
Investments, Net                   729         2,101      284         575         618        1,066
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (8,721)     (3,643)    (1,179)     (641)       (3,373)    (124)
Net Increase (Decrease) in Net
Assets
From Operations                    (7,907)     (1,265)    (914)       (113)       (2,842)    804

Contract Transactions-All
Products (Note 5)
Purchase Payments                  56          203        16          33          45         80
Transfers Between Funds (Note 2)   (1,445)     (1,113)    (233)       (428)       (480)      (224)
Surrenders and Terminations        (3,203)     (4,239)    (289)       (483)       (636)      (1,640)
Rescissions                        -           (2)        -           (20)        -          -
Bonus (Recapture)                  1           3          -           1           1          3
Contract Maintenance Charges
(Note 2)                           (12)        (14)       (1)         (1)         (3)        (4)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (4,603)     (5,162)    (507)       (898)       (1,073)    (1,785)
Increase (Decrease) in Net
Assets                             (12,510)    (6,427)    (1,421)     (1,011)     (3,915)    (981)
Net Assets at Beginning of
Period                             30,953      37,380     3,114       4,125       7,335      8,316
Net Assets at End of Period       $18,443      30,953     1,693       3,114       3,420      7,335





                 See Accompanying Notes to Financial Statements
                                       56

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Franklin Templeton
                                   VIP Founding Funds     Franklin U.S.           Franklin Zero Coupon
                                   Allocation Fund        Government Fund         Fund 2010
                                   2008        2007 (B)   2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $93          (2)        768         771         249        141
Realized Gains (Losses) on
Investments, Net                   39          (9)        3           (127)       (6)        (4)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (2,526)     (9)        643         543         46         159
Net Increase (Decrease) in Net
Assets
From Operations                    (2,394)     (20)       1,414       1,187       289        296

Contract Transactions-All
Products (Note 5)
Purchase Payments                  8,217       1,101      2,547       504         1,640      83
Transfers Between Funds (Note 2)   (57)        317        2,058       (19)        (279)      66
Surrenders and Terminations        (242)       (3)        (3,828)     (4,369)     (435)      (440)
Rescissions                        (112)       -          (133)       (3)         (63)       -
Bonus (Recapture)                  170         39         26          5           36         -
Contract Maintenance Charges
(Note 2)                           -           -          (11)        (10)        (1)        (1)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         7,976       1,454      659         (3,892)     898        (292)
Increase (Decrease) in Net
Assets                             5,582       1,434      2,073       (2,705)     1,187      4
Net Assets at Beginning of
Period                             1,434       -          22,936      25,641      4,581      4,577
Net Assets at End of Period       $7,016       1,434      25,009      22,936      5,768      4,581







                 See Accompanying Notes to Financial Statements
                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   J.P. Morgan
                                   International           J.P. Morgan U.S.
                                   Opportunities           Large Cap Core         Jennison 20/20 Focus
                                   Portfolio               Equity Portfolio       Portfolio
                                   2008        2007        2008       2007        2008        2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $-           -           -          -           (25)        (35)
Realized Gains (Losses) on
Investments, Net                   2           -           -          -           183         234
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (7)         -           (5)        -           (332)       (79)
Net Increase (Decrease) in Net
Assets
From Operations                    (5)         -           (5)        -           (174)       120

Contract Transactions-All
Products (Note 5)
Purchase Payments                  -           -           -          -           61          8
Transfers Between Funds (Note 2)   -           -           -          -           (1,339)     1
Surrenders and Terminations        -           -           (1)        -           (87)        (214)
Rescissions                        -           -           -          -           -           -
Bonus (Recapture)                  -           -           -          -           -           -
Contract Maintenance Charges
(Note 2)                           -           -           -          -           -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         -           -           (1)        -           (1,365)     (205)
Increase (Decrease) in Net
Assets                             (5)         -           (6)        -           (1,539)     (85)
Net Assets at Beginning of
Period                             12          12          15         15          1,539       1,624
Net Assets at End of Period       $7           12          9          15          -           1,539






                 See Accompanying Notes to Financial Statements
                                       58

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Mutual Discovery       Mutual Shares           OpCap Mid Cap
                                   Securities Fund        Securities Fund         Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $87          (118)      264         (128)       (18)       (10)
Realized Gains (Losses) on
Investments, Net                   905         2,187      607         2,597       50         12
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (7,529)     25         (11,677)    (2,189)     (544)      (10)
Net Increase (Decrease) in Net
Assets
From Operations                    (6,537)     2,094      (10,806)    280         (512)      (8)

Contract Transactions-All
Products (Note 5)
Purchase Payments                  4,068       6,187      5,263       5,709       763        622
Transfers Between Funds (Note 2)   (707)       (2,058)    (1,211)     (185)       90         77
Surrenders and Terminations        (1,248)     (2,959)    (2,133)     (4,259)     (39)       (12)
Rescissions                        (363)       (190)      (319)       (29)        (26)       -
Bonus (Recapture)                  47          136        55          138         13         9
Contract Maintenance Charges
(Note 2)                           (5)         (4)        (6)         (6)         -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         1,792       1,112      1,649       1,368       801        696
Increase (Decrease) in Net
Assets                             (4,745)     3,206      (9,157)     1,648       289        688
Net Assets at Beginning of
Period                             20,783      17,577     27,956      26,308      818        130
Net Assets at End of Period       $16,038      20,783     18,799      27,956      1,107      818







                 See Accompanying Notes to Financial Statements
                                       59

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Oppenheimer Global      Oppenheimer High       Oppenheimer Main
                                   Securities Fund/VA      Income Fund/VA         Street Fund/VA
                                   2008        2007        2008       2007        2008        2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(8)         (18)        28         61          (11)        (31)
Realized Gains (Losses) on
Investments, Net                   117         458         (72)       (16)        115         276
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (888)       (303)       (430)      (54)        (994)       (143)
Net Increase (Decrease) in Net
Assets
From Operations                    (779)       137         (474)      (9)         (890)       102

Contract Transactions-All
Products (Note 5)
Purchase Payments                  4           7           -          -           2           14
Transfers Between Funds (Note 2)   (250)       (448)       257        (319)       (56)        (223)
Surrenders and Terminations        (182)       (454)       (44)       (150)       (85)        (679)
Rescissions                        -           -           -          -           -           -
Bonus (Recapture)                  -           -           -          -           -           -
Contract Maintenance Charges
(Note 2)                           -           -           -          -           -           -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (428)       (895)       213        (469)       (139)       (888)
Increase (Decrease) in Net
Assets                             (1,207)     (758)       (261)      (478)       (1,029)     (786)
Net Assets at Beginning of
Period                             2,160       2,918       663        1,141       2,309       3,095
Net Assets at End of Period       $953         2,160       402        663         1,280       2,309







                 See Accompanying Notes to Financial Statements
                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                          PIMCO VIT Commodity     PIMCO VIT Emerging
                                   PIMCO VIT All Asset    RealReturn Strategy     Markets Bond
                                   Portfolio              Portfolio               Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net   $ 114         117        135         40          67         34
Realized Gains (Losses) on
Investments, Net                   (72)        11         (2,527)     4           24         22
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (552)       1          (2,343)     275         (381)      (23)
Net Increase (Decrease) in Net
Assets
From Operations                    (510)       129        (4,735)     319         (290)      33

Contract Transactions-All
Products (Note 5)
Purchase Payments                  1,246       305        2,917       580         594        425
Transfers Between Funds (Note 2)   234         (43)       2,875       (30)        (68)       69
Surrenders and Terminations        (219)       (397)      (236)       (224)       (35)       (115)
Rescissions                        (222)       (8)        (93)        (1)         (2)        (9)
Bonus (Recapture)                  15          7          57          23          11         16
Contract Maintenance Charges
(Note 2)                           -           -          (1)         -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         1,054       (136)      5,519       348         500        386
Increase (Decrease) in Net
Assets                             544         (7)        784         667         210        419
Net Assets at Beginning of
Period                             2,193       2,200      2,146       1,479       1,235      816
Net Assets at End of Period      $ 2,737       2,193      2,930       2,146       1,445      1,235





                 See Accompanying Notes to Financial Statements
                                       61

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   PIMCO VIT Global Bond   PIMCO VIT High Yield   PIMCO VIT Real
                                   Portfolio               Portfolio              Return Portfolio
                                   2008        2007        2008       2007        2008        2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $19          7           163        163         103         161
Realized Gains (Losses) on
Investments, Net                   (59)        10          (108)      17          (162)       (77)
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (92)        42          (842)      (129)       (800)       441
Net Increase (Decrease) in Net
Assets
From Operations                    (132)       59          (787)      51          (859)       525

Contract Transactions-All
Products (Note 5)
Purchase Payments                  871         301         561        328         3,332       870
Transfers Between Funds (Note 2)   (12)        297         (104)      (255)       (778)       (596)
Surrenders and Terminations        (56)        (83)        (311)      (574)       (367)       (1,180)
Rescissions                        (5)         -           (27)       (1)         (384)       (11)
Bonus (Recapture)                  15          11          7          11          39          11
Contract Maintenance Charges
(Note 2)                           -           -           (1)        -           (1)         (1)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         813         526         125        (491)       1,841       (907)
Increase (Decrease) in Net
Assets                             681         585         (662)      (440)       982         (382)
Net Assets at Beginning of
Period                             1,005       420         3,190      3,630       6,396       6,778
Net Assets at End of Period      $ 1,686       1,005       2,528      3,190       7,378       6,396






                 See Accompanying Notes to Financial Statements
                                       62

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   PIMCO VIT StocksPLUS
                                   Growth and Income      PIMCO VIT Total         Seligman Global
                                   Portfolio              Return Portfolio        Technology Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $8           12         309         247         -          -
Realized Gains (Losses) on
Investments, Net                   (5)         40         280         (32)        -          -
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (70)        (40)       (252)       350         (3)        1
Net Increase (Decrease) in Net
Assets
From Operations                    (67)        12         337         565         (3)        1

Contract Transactions-All
Products (Note 5)
Purchase Payments                  1           2          6,292       955         -          -
Transfers Between Funds (Note 2)   (29)        (112)      (268)       440         -          -
Surrenders and Terminations        (26)        (32)       (1,414)     (1,835)     -          (2)
Rescissions                        -           -          (1,258)     (9)         -          -
Bonus (Recapture)                  -           -          44          30          -          -
Contract Maintenance Charges
(Note 2)                           -           -          (2)         (1)         -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (54)        (142)      3,394       (420)       -          (2)
Increase (Decrease) in Net
Assets                             (121)       (130)      3,731       145         (3)        (1)
Net Assets at Beginning of
Period                             193         323        9,028       8,883       8          9
Net Assets at End of Period       $72          193        12,759      9,028       5          8






                 See Accompanying Notes to Financial Statements
                                       63

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                          SP Strategic Partners
                                   Seligman Small-Cap     Focused Growth          SP International
                                   Value Portfolio        Portfolio               Growth Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net    $(18)        (40)       (7)         (9)         (2)        (8)
Realized Gains (Losses) on
Investments, Net                   233         265        27          39          29         130
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (710)       (165)      (161)       15          (296)      (55)
Net Increase (Decrease) in Net
Assets
From Operations                    (495)       60         (141)       45          (269)      67

Contract Transactions-All
Products (Note 5)
Purchase Payments                  2           3          1           6           8          8
Transfers Between Funds (Note 2)   (444)       (214)      41          (71)        25         213
Surrenders and Terminations        (53)        (234)      (25)        (58)        (75)       (167)
Rescissions                        -           -          -           -           -          -
Bonus (Recapture)                  -           -          -           -           -          -
Contract Maintenance Charges
(Note 2)                           -           -          -           -           -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (495)       (445)      17          (123)       (42)       54
Increase (Decrease) in Net
Assets                             (990)       (385)      (124)       (78)        (311)      121
Net Assets at Beginning of
Period                             1,579       1,964      370         448         529        408
Net Assets at End of Period      $ 589         1,579      246         370         218        529






                 See Accompanying Notes to Financial Statements
                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                                          Templeton Developing
                                   Templeton Asset        Markets Securities      Templeton Foreign
                                   Strategy Fund          Fund                    Securities Fund
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net   $ 62          123        58          33          163        113
Realized Gains (Losses) on
Investments, Net                   63          186        (1,489)     1,829       1,853      2,160
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (316)       (240)      (3,701)     438         (10,265)   599
Net Increase (Decrease) in Net
Assets
From Operations                    (191)       69         (5,132)     2,300       (8,249)    2,872

Contract Transactions-All
Products (Note 5)
Purchase Payments                  -           -          39          165         124        445
Transfers Between Funds (Note 2)   -           (1)        (4,225)     (1,016)     (516)      (464)
Surrenders and Terminations        (54)        (106)      (569)       (1,340)     (1,883)    (2,936)
Rescissions                        -           -          -           -           (39)       (9)
Bonus (Recapture)                  -           -          1           6           3          16
Contract Maintenance Charges
(Note 2)                           -           -          (2)         (2)         (8)        (9)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (54)        (107)      (4,756)     (2,187)     (2,319)    (2,957)
Increase (Decrease) in Net
Assets                             (245)       (38)       (9,888)     113         (10,568)   (85)
Net Assets at Beginning of
Period                             781         819        9,888       9,775       21,594     21,679


Net Assets at End of Period       $536         781        -           9,888       11,026     21,594






                 See Accompanying Notes to Financial Statements
                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Templeton Global                               Van Kampen LIT
                                   Income Securities      Templeton Growth        Capital Growth
                                   Fund                   Securities Fund         Portfolio
                                   2008        2007       2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net   $ 303         46         3           (106)       -          -
Realized Gains (Losses) on
Investments, Net                   (779)       136        355         1,750       -          1
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (6)         133        (10,395)    (1,622)     (3)        -
Net Increase (Decrease) in Net
Assets
From Operations                    (482)       315        (10,037)    22          (3)        1

Contract Transactions-All
Products (Note 5)
Purchase Payments                  4,106       634        4,047       4,650       -          -
Transfers Between Funds (Note 2)   (732)       424        (997)       (1,125)     -          -
Surrenders and Terminations        (486)       (443)      (1,941)     (2,922)     -          (5)
Rescissions                        (298)       -          (318)       (11)        -          -
Bonus (Recapture)                  61          17         44          116         -          -
Contract Maintenance Charges
(Note 2)                           (2)         (2)        (7)         (7)         -          -
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         2,649       630        828         701         -          (5)
Increase (Decrease) in Net
Assets                             2,167       945        (9,209)     723         (3)        (4)
Net Assets at Beginning of
Period                             4,446       3,501      22,689      21,966      5          9
Net Assets at End of Period      $ 6,613       4,446      13,480      22,689      2          5






                 See Accompanying Notes to Financial Statements
                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)



Statements of Changes in Net Assets (continued)
For the year ended December 31, 2008 and 2007
(In thousands)
                                   Van Kampen LIT Growth
                                   and Income Portfolio    Total All Funds
                                   2008        2007        2008       2007

Increase (Decrease) in Net
Assets:
Operations:


Investment Income (Loss),  Net   $ -           -           3,584      356
Realized Gains (Losses) on
Investments, Net                   2           1           (2,386)    36,456
Net Change in Unrealized
Appreciation
(Depreciation) on Investments      (3)         (1)         (197,851)  (20,223)
Net Increase (Decrease) in Net
Assets
From Operations                    (1)         -           (196,653)  16,589

Contract Transactions-All
Products (Note 5)
Purchase Payments                  -           -           150,515    104,634
Transfers Between Funds (Note 2)   -           -           (15,327)   (83)
Surrenders and Terminations        (14)        -           (51,715)   (97,251)
Rescissions                        -           -           (9,982)    (2,155)
Bonus (Recapture)                  -           -           2,023      2,594
Contract Maintenance Charges
(Note 2)                           -           -           (141)      (138)
Net Increase (Decrease) in Net
Assets Resulting
From Contract Transactions         (14)        -           75,373     7,601
Increase (Decrease) in Net
Assets                             (15)        -           (121,280)  24,190
Net Assets at Beginning of
Period                             15          15          572,188    547,998
Net Assets at End of Period     $  -           15          450,908    572,188





(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

(B) Period from May 1, 2007 (fund commencement) to December 31, 2007


                 See Accompanying Notes to Financial Statements
                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2008


1. ORGANIZATION

Allianz Life of New York Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business, which Allianz Life of New York may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products, which comprise the Variable Account. The investment advisers and specialist manager for each portfolio is listed in the following table.




Portfolio                                    Investment Adviser                Specialist Manager/Adviser
AIM V.I. Capital Appreciation Fund           Invesco AIM Advisors, Inc.        N/A
AIM V.I. Core Equity Fund                    Invesco AIM Advisors, Inc.        N/A
Alger American Capital Appreciation          Fred Alger Management, Inc.       N/A
Portfolio
Alger American LargeCap Growth Portfolio     Fred Alger Management, Inc.       N/A
Alger American MidCap Growth Portfolio       Fred Alger Management, Inc.       N/A
Alger American SmallCap Growth Portfolio     Fred Alger Management, Inc.       N/A
AZL AIM International Equity Fund * +        Allianz Investment                Invesco Aim Capital Management,
                                             Management, LLC                   Inc.
AZL BlackRock Capital Appreciation Fund * +  Allianz Investment                BlackRock Capital Management, Inc.
                                             Management, LLC
AZL Columbia Mid Cap Value Fund +            Allianz Investment                Columbia Management Advisors, LLC
                                             Management, LLC
AZL Columbia Small Cap Value Fund +          Allianz Investment                Columbia Management Advisors, LLC
                                             Management, LLC
AZL Columbia Technology Fund * +             Allianz Investment                Columbia Management Advisors, LLC
                                             Management, LLC
AZL Davis NY Venture Fund * +                Allianz Investment                Davis Selected Advisers, L.P.
                                             Management, LLC
AZL Dreyfus Founders Equity Growth Fund * +  Allianz Investment                Founders Asset Management, LLC
                                             Management, LLC
AZL First Trust Target Double Play Fund +    Allianz Investment                First Trust Adivsors L.P.
                                             Management, LLC
AZL Franklin Small Cap Value Fund * +        Allianz Investment                Franklin Advisory Services LLC
                                             Management, LLC
AZL Fusion Balanced Fund +                   Allianz Investment                Allianz Investment Management, LLC
                                             Management, LLC
AZL Fusion Growth Fund +                     Allianz Investment                Allianz Investment Management, LLC
                                             Management, LLC
AZL Fusion Moderate Fund +                   Allianz Investment                Allianz Investment Management, LLC
                                             Management, LLC
AZL Jennison 20/20 Focus Fund * +            Allianz Investment                Jennison Associates LLC
                                             Management, LLC
AZL Legg Mason Growth Fund * +               Allianz Investment                Legg Mason Funds Management, Inc.
                                             Management, LLC
AZL Legg Mason Value Fund * +                Allianz Investment                Legg Mason Funds Management, Inc.
                                             Management, LLC
AZL Money Market Fund * +                    Allianz Investment                BlackRock Institutional
                                             Management, LLC                   Management Corporation
AZL NACM International Fund +                Allianz Investment                Nicholas Applegate Capital
                                             Management, LLC                   Management, Inc.
AZL OCC Opportunity Fund * +                 Allianz Investment                Oppenheimer Capital, LLC
                                             Management, LLC
AZL Oppenheimer Global Fund * +              Allianz Investment                OppenheimerFunds, Inc.
                                             Management, LLC
AZL Oppenheimer International Growth         Allianz Investment                OppenheimerFunds, Inc.
Fund * +                                     Management, LLC

AZL Oppenheimer Main Street Fund * +         Allianz Investment                OppenheimerFunds, Inc.
                                             Management, LLC
AZL PIMCO Fundamental IndexPLUS Total        Allianz Investment                Pacific Investment Management
Return Fund * +                              Management, LLC                   Company LLC
AZL S&P 500 Index Fund +                     Allianz Investment                The Dreyfus Corporation
                                             Management, LLC
AZL Schroder Emerging Markets Equity         Allianz Investment                Schroder Investment Management NA
Fund CL 1 +                                  Management, LLC                   Inc.
AZL Schroder Emerging Markets Equity         Allianz Investment                Schroder Investment Management NA
Fund CL 2 +                                  Management, LLC                   Inc.
AZL Schroder International Small Cap         Allianz Investment                Schroder Investment Management NA
Fund +                                       Management, LLC                   Inc.
AZL Small Cap Stock Index Fund +             Allianz Investment                The Dreyfus Corporation
                                             Management, LLC
AZL TargetPLUS Balanced Fund +               Allianz Investment                First Trust Adivsors L.P./Pacific
                                             Management, LLC                   Invst Mgmt Co LLC
AZL TargetPLUS Equity Fund +                 Allianz Investment                First Trust Adivsors L.P.
                                             Management, LLC
AZL TargetPLUS Growth Fund +                 Allianz Investment                First Trust Adivsors L.P./Pacific
                                             Management, LLC                   Invst Mgmt Co LLC



                 See Accompanying Notes to Financial Statements
                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



1. ORGANIZATION (continued)


Portfolio                                    Investment Adviser                Specialist Manager/Adviser
AZL TargetPLUS Moderate Fund +               Allianz Investment                First Trust Adivsors
                                             Management, LLC                   L.P./Pacific Invst Mgmt Co LLC
AZL Turner Quantitative Small Cap            Allianz Investment                Turner Investment Partners, Inc.
Growth Fund +                                Management, LLC
AZL Van Kampen Comstock Fund * +             Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
AZL Van Kampen Equity and Income Fund * +    Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
AZL Van Kampen Global Franchise Fund * +     Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
AZL Van Kampen Global Real Estate Fund* +    Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
AZL Van Kampen Growth and Income Fund * +    Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
AZL Van Kampen Mid Cap Growth Fund * +       Allianz Investment                Van Kampen Asset Management, Inc.
                                             Management, LLC
BlackRock Global Allocations V.I. Fund       BlackRock Investment              N/A
                                             Management, LLC
Davis VA Financial Portfolio                 Davis Selected Advisers, LP       N/A
Davis VA Value Portfolio                     Davis Selected Advisers, LP       N/A
Franklin Global Communications               Franklin Advisers, Inc.           N/A
Securities Fund *
Franklin Growth and Income Securities        Franklin Advisers, Inc.           N/A
Fund *
Franklin High Income Securities Fund *       Franklin Advisers, Inc.           N/A
Franklin Income Securities Fund *            Franklin Advisers, Inc.           N/A
Franklin Large Cap Growth Securities         Franklin Advisers, Inc.           N/A
Fund *
Franklin Money Market Fund *                 Franklin Advisers, Inc.           N/A
Franklin Real Estate Fund *                  Franklin Templeton                N/A
                                             Institutional, LLC
Franklin Rising Dividends Securities         Franklin Advisory Services,       N/A
Fund *                                       LLC
Franklin Small Cap Value Securities          Franklin Advisory Services,       N/A
Fund *                                       LLC
Franklin Small-Mid Cap Growth                Franklin Advisers, Inc.           N/A
Securities Fund *
Franklin Templeton VIP Founding Funds        Franklin Templeton Services,      N/A
Allocation Fund                              LLC
Franklin U.S. Government Fund *              Franklin Advisers, Inc.           N/A
Franklin Zero Coupon Fund 2010               Franklin Advisers, Inc.           N/A
J.P. Morgan International Opportunities      J.P. Morgan Investment            N/A
Portfolio                                    Management Inc.
J.P. Morgan U.S. Large Cap Core Equity       J.P. Morgan Investment            N/A
Portfolio                                    Management Inc.
Mutual Discovery Securities Fund *           Franklin Mutual Advisers, LLC     N/A
Mutual Shares Securities Fund *              Franklin Mutual Advisers, LLC     N/A
OpCap Mid Cap Portfolio +                    Allianz Global Invsetors Fund     N/A
                                             Management LLC
Oppenheimer Global Securities Fund/VA        OppenheimerFunds, Inc.            N/A
Oppenheimer High Income Fund/VA              OppenheimerFunds, Inc.            N/A
Oppenheimer Main Street Fund/VA              OppenheimerFunds, Inc.            N/A
PIMCO VIT All Asset Portfolio +              Pacific Investment                N/A
                                             Management Company LLC
PIMCO VIT CommodityRealReturn Strategy       Pacific Investment                N/A
Portfolio +                                  Management Company LLC
PIMCO VIT Emerging Markets Bond              Pacific Investment                N/A
Portfolio +                                  Management Company LLC
PIMCO VIT Global Bond Portfolio +            Pacific Investment                N/A
                                             Management Company LLC
PIMCO VIT High Yield Portfolio +             Pacific Investment                N/A
                                             Management Company LLC
PIMCO VIT Real Return Portfolio +            Pacific Investment                N/A
                                             Management Company LLC
PIMCO VIT StocksPLUS Growth and Income       Pacific Investment                N/A
Portfolio +                                  Management Company LLC
PIMCO VIT Total Return Portfolio +           Pacific Investment                N/A
                                             Management Company LLC
Seligman Global Technology Portfolio         J & W Seligman & Co. Inc.         N/A
Seligman Small-Cap Value Portfolio           J & W Seligman & Co. Inc.         N/A
SP Strategic Partners Focused Growth         Prudential Investments LLC        N/A
Portfolio *
SP International Growth Portfolio *          Prudential Investments LLC        N/A
Templeton Asset Strategy Fund *              Templeton Investment              N/A
                                             Counsel, LLC
Templeton Foreign Securities Fund *          Templeton Investment              N/A
                                             Counsel, LLC
Templeton Global Income Securities Fund *    Franklin Advisers, Inc.           N/A

Templeton Growth Securities Fund *           Templeton Global Advisors         N/A
                                             Limited
Van Kampen LIT Capital Growth Portfolio      Van Kampen Asset Management,      N/A
                                             Inc.


   * Portfolio contains class 2 shares which assess a2b-1 fees.
   + The investment advisor of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.





                 See Accompanying Notes to Financial Statements
                                       69

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008






 2.SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Account, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life of New York and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

Available investment options, including the date the investment option became available for each product, as of December 31, 2008 are listed in the following table.



                                                   Allianz         Allianz
                                  Allianz          Charter II      High Five       Allianz          Allianz          Allianz
Portfolio                         Advantage        NY              NY              Opportunity      Valuemark II     Vision
                                  -------------    ------------    ------------    -------------    -------------    ----------
AZL AIM International Equity      5/1/2002         5/3/2004        3/19/2007       10/4/2002        N/A              5/1/2007
Fund
AZL BlackRock Capital
Appreciation Fund                 5/2/2005         5/2/2005        3/19/2007       5/2/2005         N/A              5/1/2007
AZL Columbia Mid Cap Value
Fund                              5/1/2006         5/1/2006        3/19/2007       5/1/2006         5/1/2006         5/1/2007
AZL Columbia Small Cap Value
Fund                              5/3/2004         5/3/2004        3/19/2007       5/3/2004         N/A              5/1/2007
AZL Columbia Technology Fund      11/5/2001        5/3/2004        3/19/2007       10/4/2002        11/5/2001        5/1/2007
AZL Davis NY Venture Fund         11/15/2001       5/3/2004        3/19/2007       3/8/2004         3/8/2004         5/1/2007
AZL Dreyfus Founders Equity
Growth Fund                       11/15/2001       5/3/2004        3/19/2007       3/8/2004         3/8/2004         5/1/2007
AZL First Trust Target
Double Play Fund                  12/28/2006       12/28/2006      3/19/2007       12/28/2006       12/28/2006       5/1/2007








                 See Accompanying Notes to Financial Statements
                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Investments (continued)

                                                    Allianz
                                  Allianz           Charter II      Allianz High      Allianz            Allianz            Allianz
Portfolio                         Advantage         NY              Five NY           Opportunity        Valuemark II       Vision
                                  --------------    ------------    --------------    ----------------   ---------------    --------
AZL Franklin Small Cap Value      5/1/2003          5/3/2004        3/19/2007         5/1/2003           N/A                5/1/2007
Fund
AZL Fusion Balanced Fund          5/2/2005          5/2/2005        3/19/2007         5/2/2005           N/A                5/1/2007
AZL Fusion Growth Fund            5/2/2005          5/2/2005        3/19/2007         5/2/2005           N/A                5/1/2007
AZL Fusion Moderate Fund          5/2/2005          5/2/2005        3/19/2007         5/2/2005           N/A                5/1/2007
AZL Jennison 20/20 Focus Fund     5/2/2005          5/2/2005        3/19/2007         5/2/2005           N/A                5/1/2007
AZL Legg Mason Growth Fund        5/1/2002          5/3/2004        3/19/2007         10/4/2002          N/A                5/1/2007
AZL Legg Mason Value Fund         11/5/2001         5/3/2004        3/19/2007         10/4/2002          11/5/2001          5/1/2007
AZL Money Market Fund             1/22/2001         5/3/2004        3/19/2007         10/4/2002          11/5/2001          5/1/2007
AZL NACM International Fund       5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL OCC Opportunity Fund          5/1/2002          5/3/2004        3/19/2007         10/4/2002          N/A                5/1/2007
AZL Oppenheimer Global Fund       5/3/2004          5/3/2004        3/19/2007         5/3/2004           N/A                5/1/2007
AZL Oppenheimer
International Growth Fund         3/8/2004          5/3/2004        3/19/2007         3/8/2004           3/8/2004           5/1/2007
AZL Oppenheimer Main Street
Fund                              5/3/2004          5/3/2004        3/19/2007         5/3/2004           N/A                5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return Fund       5/1/2006          5/1/2006        3/19/2007         5/1/2006           5/1/2006           5/1/2007
AZL S&P 500 Index Fund            5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL Schroder Emerging
Markets Equity Fund CL 2          5/1/2006          5/1/2006        3/19/2007         5/1/2006           5/1/2006           5/1/2007
AZL Schroder International
Small Cap Fund                    5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL Small Cap Stock Index
Fund                              5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL TargetPLUS Balanced Fund      5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL TargetPLUS Equity Fund        5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL TargetPLUS Growth Fund        5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL TargetPLUS Moderate Fund      5/1/2007          5/1/2007        3/19/2007         5/1/2007           5/1/2007           5/1/2007
AZL Turner Quantitative
Small Cap Growth Fund             5/2/2005          5/2/2005        3/19/2007         5/2/2005           N/A                5/1/2007
AZL Van Kampen Comstock Fund      5/1/2001          5/3/2004        3/19/2007         10/4/2002          5/1/2001           5/1/2007
AZL Van Kampen Equity and
Income Fund                       5/3/2004          5/3/2004        3/19/2007         5/3/2004           N/A                5/1/2007
AZL Van Kampen Global
Franchise Fund                    5/1/2003          5/3/2004        3/19/2007         5/3/2004           N/A                5/1/2007
AZL Van Kampen Global Real
Estate Fund                       5/1/2006          5/1/2006        3/19/2007         5/1/2006           5/1/2006           5/1/2007
AZL Van Kampen Growth and
Income Fund                       5/1/2001          5/3/2004        3/19/2007         10/4/2002          5/1/2001           5/1/2007
AZL Van Kampen Mid Cap
Growth Fund                       5/1/2001          5/3/2004        3/19/2007         10/4/2002          5/1/2001           5/1/2007
BlackRock Global Allocations
V.I. Fund                         5/1/2008          5/1/2008        5/1/2008          5/1/2008           5/1/2008           5/1/2008
Davis VA Financial Portfolio      11/5/2001         5/3/2004        3/19/2007         10/4/2002          N/A                5/1/2007
Franklin Global
Communications Securities
Fund                              1/22/2001         5/3/2004        3/19/2007         10/4/2002          9/6/1991           5/1/2007
Franklin High Income
Securities Fund                   1/22/2001         5/3/2004        3/19/2007         10/4/2002          9/6/1991           5/1/2007




                 See Accompanying Notes to Financial Statements
                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008





2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments (continued)


                                                    Allianz
                                  Allianz           Charter II       Allianz          Allianz            Allianz           Allianz
Portfolio                         Advantage         NY               High Five NY     Opportunity        Valuemark II      Vision
                                  --------------    -------------    -------------    ---------------    --------------    ---------
Franklin Templeton VIP            9/25/2007         9/25/2007        3/19/2007        9/25/2007          9/25/2007         9/25/2007
Founding Funds Allocation
Fund
Franklin U.S. Government Fund     1/22/2001         5/3/2004         3/19/2007        10/4/2002          9/6/1991          5/1/2007
Franklin Zero Coupon Fund
2010                              11/5/2001         5/3/2004         3/19/2007        10/4/2002          9/6/1991          5/1/2007
Mutual Discovery Securities
Fund                              1/22/2001         5/3/2004         3/19/2007        10/4/2002          11/8/1996         5/1/2007
Mutual Shares Securities Fund     1/22/2001         5/3/2004         3/19/2007        10/4/2002          11/8/1996         5/1/2007
OpCap Mid Cap Portfolio           5/1/2006          5/1/2006         3/19/2007        5/1/2006           5/1/2006          5/1/2007
PIMCO VIT All Asset Portfolio     5/3/2004          5/3/2004         3/19/2007        5/3/2004           N/A               5/1/2007
PIMCO VIT
CommodityRealReturn Portfolio     5/2/2005          5/2/2005         3/19/2007        5/2/2005           N/A               5/1/2007
PIMCO VIT Emerging Markets
Bond Portfolio                    5/2/2005          5/2/2005         3/19/2007        5/2/2005           N/A               5/1/2007
PIMCO VIT Global Bond
Portfolio                         5/2/2005          5/2/2005         3/19/2007        5/2/2005           N/A               5/1/2007
PIMCO VIT High Yield
Portfolio                         1/22/2001         5/3/2004         3/19/2007        10/4/2002          11/5/2001         5/1/2007
PIMCO VIT Real Return
Portfolio                         5/1/2003          5/3/2004         3/19/2007        5/1/2003           N/A               5/1/2007
PIMCO VIT Total Return
Portfolio                         1/22/2001         5/3/2004         3/19/2007        10/4/2002          11/5/2001         5/1/2007
Templeton Global Income
Securities Fund                   11/5/2001         5/3/2004         3/19/2007        10/4/2002          1/24/1992         5/1/2007
Templeton Growth Securities
Fund                              11/5/2001         5/3/2004         3/19/2007        10/4/2002          7/31/1994         5/1/2007






For the Years Ended December 31, 2008 and 2007, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


Current Portfolio Name                           Prior Portfolio Name                             Effective Date
AZL Turner Quantitative Small Cap Growth Fund    AZL LMP Small Cap Growth Fund                    June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2   AZL Oppenheimer Developing Markets Fund          December 7, 2007
Alger American Capital Appreciation Portfolio    Alger American Leveraged AllCap Portfolio        May 1, 2008
Alger American LargeCap Growth Portfolio         Alger American Growth Portfolio                  May 1, 2008
Alger American SmallCap Growth Portfolio         Alger American Small Capitalization Portfolio    May 1, 2008
Van Kampen LIT Capital Growth Portfolio          Van Kampen LIT Strategic Growth Portfolio        May 1, 2008
AZL Columbia Small Cap Value Fund                AZL Dreyfus Premier Small Cap Value Fund         September 20, 2008
AZL BlackRock Capital Appreciation fund          AZL Jennison Growth fund                         November 21, 2008
AZL Columbia Mid Cap Value Fund                  AZL Neuberger Regency Fund                       November 21, 2008



During the years ended December 31, 2008 and 2007, no portfolios were closed to new money.



                 See Accompanying Notes to Financial Statements
                                       72

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments (continued)

For the Years Ended December 31, 2008 and 2007, several portfolios merged or replaced. The portfolio names and effective date of the mergers or replacements are summarized in the following table.


Closed Portfolio                                 Receiving Portfolio                         Date Merged
                                                                                             September 21,
AZL AIM Basic Value Fund                         AZL Van Kampen Comstock Fund                2007
                                                                                             September 21,
AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund     2007
                                                                                             September 21,
AZL OCC Renaissance Fund                         AZL OCC Value Fund                          2007
                                                                                             September 21,
AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Growth Fund              2007
                                                                                             September 20,
Jennison 20/20 Focus Portfolio                   AZL Jennison 20/20 Fucus Fund               2008
                                                                                             September 20,
Dreyfus Stock Index Fund                         AZL S&P 500 Index Fund                      2008
                                                                                             September 20,
Dreyfus IP Small Cap Stock Index Portfolio       AZL Small Cap Stock Index Fund              2008
                                                                                             November 21,
AZL LMP Large Cap Growth Fund                    AZL Legg Mason Growth Fund                  2008
                                                                                             November 21,
AZL OCC Value Fund                               AZL Davis NY Venture Fund                   2008

Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity        November 21,
                                                 Fund CL 1                                   2008

Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity        November 21,
                                                 Fund CL 2                                   2008

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the Allianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

The M&E charge and administrative charge for Allianz Advantage can be summarized as follows:

The Advantage Original Contract was available from January 2001 to February 19, 2004. For Advantage Original Contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Advantage Original Contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Original Contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is either the contract value, or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value. For Original Contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals.

The currently offered Allianz Advantage contract replaced the Original Contract beginning in February 20004. The currently offered contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered Allianz Advantage contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Allianz Advantage contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.





                 See Accompanying Notes to Financial Statements
                                       73

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments (continued)




     Expenses (continued)


       Charges during the
       Accumulation Phase                             Currently          Currently
       (includes 0.15% of                              offered       offered Contract      Currently offered
       administrative               Original           Contract          with the          Contract with the
       charge)                      Contract        without a GBP     Traditional GBP        Enhanced GBP
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------
                                      1.49%               -                  -                     -
     Traditional GMDB                   -               1.65%               1.85%                 2.35%
      Enhanced GMDB                     -               1.85%               2.00%                 2.50%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.65% for the currently offered Allianz Advantage Contract; and the charges are 1.40% for the Original Contract.


The M&E charge for Allianz Charter II can be summarized as follows:

The Allianz Charter II contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Allianz Charter II contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Charter II contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.


                                          M&E charges during the Accumulation Phase
                                                     Contracts with
                                     Contracts       the Traditional     Contracts with the
                                   without a GBP           GBP              Enhanced GBP
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Traditional GMDB                  1.75%               1.95%                 2.45%
      Enhanced GMDB                    1.95%               2.10%                 2.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.

The M&E charge for Allianz High Five can be summarized as follows:

The Allianz High Five contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.




                 See Accompanying Notes to Financial Statements
                                       74

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Expenses (continued)

                                  M&E charges during the Accumulation Phase

                                                             Contract with the
                                                             Short Withdrawal
                                  Base Contract                Charge Option
     Traditional GMDB                  1.25%                       1.75%
      Enhanced GMDB                    1.45%                       1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25%.


The M&E charge for Allianz Opportunity can be summarized as follows:

The Allianz Opportunity contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments, not including any bonus, adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced
GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Allianz Opportunity contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments, not including any bonus, adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or
b) total purchase payments, not including any bonus, adjusted for partial withdrawals increased annually by 7%. For Opportunity contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments, not including any bonus, adjusted for partial withdrawals increased annually by either 3% or 5%.

                             M&E charges during the Accumulation Phase

                                        Contracts with
                        Contracts       the Traditional     Contracts with the
                      without a GBP           GBP              Enhanced GBP
--------------------------------------------------------------------------------
Traditional GMDB          1.90%               2.10%                 2.60%
Enhanced GMDB             2.10%               2.25%                 2.75%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.90%


The M&E charge and administrative charge for Allianz Valuemark II can be summarized as follows:

The Allianz Valuemark II contract was available from September 1991 to August 1998. Allianz Valuemark II contracts provided a death benefit of the greater of:
a) total purchase payments less withdrawals, or b) the highest contract value from any fifth contract anniversary.

       Charges during the Accumulation Phase and
         during the Annuity Phase if the owner
       takes variable annuity payments (includes
             a 0.15% administrative charge)
                        1.40%


The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Allianz Valuemark IV contract was available from August 1998 to January 2001. For Allianz Valuemark IV contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Valuemark IV contracts with an EDB endorsement if the owner was age 81 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Valuemark IV contracts with an EDB endorsement if the owner was age 80 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.





                 See Accompanying Notes to Financial Statements
                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



2.       Significant Accounting Policies (CONTINUED)

     Expenses (continued)

                                     Charges during the Annuity
          Charges during the          Phase if the owner takes
          Accumulation Phase         variable annuity payments
          (includes a 0.15%              (includes a 0.15%
        administrative charge)         administrative charge)
     --------------------------------------------------------------
                 1.49%                          1.25%

The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Allianz Vision also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Allianz Vision also offers selection of either the Target Date Retirement Benefit, Lifetime Plus Benefit, or Lifetime Plus 8 Benefit. However, if the owner selected the No Withdrawal Charge Option they must also select one of these three benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments adjusted for partial withdrawals or the highest contract anniversary value. Both Lifetime Benefits are designed for those who want lifetime income and continued access to both contract value and a death benefit for a period of time, as opposed to annuity payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus Benefit has a higher payment percentage than the Lifetime Plus 8 Benefit and offers the ability to begin payments before age 65. The Lifetime Plus 8 Benefit offers the maximum potential initial payment but simple interest increases do not begin until age 60 and payments cannot begin until age 65.


M&E charges during the Accumulation Phase   Traditional Death Benefit t             Quarterly Value Death Benefit
------------------------------------------- --------------------------------------- --------------------------------------
Base Contract                               1.40%                                   1.70%
                                            (Base Option 1)                         (Base Option 2)
Contract with the Bonus Option              1.90%                                   2.20%
                                            (Bonus Option 1)                        (Bonus Option 2)
Contract with the Short Withdrawal Charge
Option                                      1.65%                                   1.95%
                                            (L Option 1)                            (L Option 2)
Contract with the Target Date Retirement
Benefit                                     1.80%                                   2.10%
                                            (Base Option 7)                         (Base Option 8)
Contract with the Lifetime Plus Benefit
(single Lifetime Plus Payments)             2.10%                                   2.40%
                                            (Base Option 3)                         (Base Option 4)
Contract with the Lifetime Plus Benefit
(joint Lifetime Plus Payments)              2.25%                                   2.55%
                                            (Base Option 5)                         (Base Option 6)
Contract with single Lifetime Plus
Payments under the Lifetime Plus 8
Benefit, before payments begin              2.20%                                   2.50%
                                            (Base Option 9)                         (Base Option 10)
Contract with joint Lifetime Plus
Payments under the Lifetime Plus 8
Benefit, before payments begin              2.35%                                   2.65%
                                            (Base Option 11)                        (Base Option 12)
Contract with single Lifetime Plus
Payments under the Lifetime Plus 8
Benefit, once payments begin                2.10%                                   2.40%
                                            (Base Option 3)                         (Base Option 4)
Contract with joint Lifetime Plus
Payments under the Lifetime Plus 8
Benefit, once payments begin                2.25%                                   2.55%
                                            (Base Option 5)                         (Base Option 6)
Contract with the Bonus Option and
Lifetime Plus Benefit (single Lifetime
Plus Payments)                              2.60%                                   2.90%
                                            (Bonus Option 3)                        (Bonus Option 4)
Contract with the Bonus Option and
Lifetime Plus Benefit (joint Lifetime
Plus Payments)                              2.75%                                   3.05%
                                            (Bonus Option 5)                        (Bonus Option 6)
Contract with the Bonus Option and Target
Date Retirement Benefit                     2.30%                                   2.60%
                                            (Bonus Option 7)                        (Bonus Option 8)








                 See Accompanying Notes to Financial Statements
                                       76

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Expenses (continued)

                                            Traditional      Quarterly
                                            Death Benefit    Value Death
M&E charges during the Accumulation Phase   t                Benefit
------------------------------------------- --------------   ----------------
Contract with the Bonus Option and single   2.70%            3.00%
Lifetime Plus Payments under the Lifetime
Plus 8 Benefit, before payments begin
                                            (Bonus Option 9)  (Bonus Option 10)

Contract with the Bonus Option and joint
Lifetime Plus Payments under the Lifetime
Plus 8 Benefit, before payments begin       2.85%            3.15%
                                            (Bonus Option 11)(Bonus Option 12)

Contract with the Bonus Option and single
Lifetime Plus Payments under the Lifetime
Plus 8 Benefit, once payments begin         2.60%            2.90%
                                            (Bonus Option 3)(Bonus Option 4)

Contract with the Bonus Option and joint
Lifetime Plus Payments under the Lifetime
Plus 8 Benefit, once payments begin         2.75%            3.05%
                                            (Bonus Option 5) (Bonus Option 6)

Contract with the Short Withdrawal Charge
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)                     2.35%            2.65%
                                            (L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)                     2.50%            2.80%
                                            (L Option 5)     (L Option 6)
Contract with the Short Withdrawal Charge
Option and Target Date Retirement Benefit   2.05%            2.35%
                                            (L Option 7)     (L Option 8)
Contract with the Short Withdrawal Charge
Option and single Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, before
payments begin                              2.45%            2.75%
                                            (C Option 1)     (C Option 2)
Contract with the Short Withdrawal Charge
Option and joint Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, before
payments begin                              2.60%            2.90%
                                            (C Option 3)     (C Option 4)
Contract with the Short Withdrawal Charge
Option and single Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, once
payments begin                              2.35%            2.65%
                                            (L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge
Option and joint Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, once
payments begin                              2.50%            2.80%
                                            (L Option 5)     (L Option 6)
Contract with the No Withdrawal Charge
Option and Target Date Retirement Benefit   2.15%            2.45%
                                            (C Option 5)     (C Option 6)
Contract with the No Withdrawal Charge
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)                     2.45%            2.75%
                                            (L Option 9)     (L Option 10)
Contract with the No Withdrawal Charge
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)                     2.60%            2.90%
                                            (L Option 11)    (L Option 12)
Contract with the No Withdrawal Charge
Option and single Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, before
payments begin                              2.55%            2.85%
                                            (C Option 7)     (C Option 8)
Contract with the No Withdrawal Charge
Option and joint Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, before
payments begin                              2.70%            3.00%
                                            (C Option 9)     (C Option 10)





                 See Accompanying Notes to Financial Statements
                                       77

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Expenses (continued)



                                            Traditional     Quarterly
                                            Death Benefit   Value Death
M&E charges during the Accumulation Phase   t               Benefit
------------------------------------------- --------------- ----------------
Contract with the No Withdrawal Charge      2.45%           2.75%
Option and single Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, once
payments begin
                                            (L Option 9)    (L Option 10)
Contract with the No Withdrawal Charge
Option and joint Lifetime Plus Payments
under the Lifetime Plus 8 Benefit, once
payments begin                              2.60%           2.90%
                                            (L Option 11)   (L Option 12)


The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.90% for a Contract with the Bonus Option.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase we deduct a portion of this charge from each annuity payment. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2008 and 2007 were $141,000 and $138,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Advantage, Allianz Charter II, Allianz Opportunity, Allianz High Five, Allianz Valuemark II, Allianz Valuemark IV, and Allianz Vision annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the Contract Value. If the withdrawal is a full withdrawal the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. For the Allianz Advantage Original Contracts and the Allianz Valuemark IV Contract, the withdrawal charge also applies to liquidations taken during the Annuity Phase.

                                               Withdrawal Charge

       Complete      Advantage                     Allianz
      Years Since       and       Charter II -    High Five               Valuemark
        Payment     Valuemark IV       NY            NY*     Opportunity     II       Vision**
     -------------- ------------- -------------- ------------ ---------- ------------ ----------
           0             6%            8%            8%         8.50%        5%         8.50%
           1             6%            7%           7.50%       8.50%        5%         8.50%
           2             6%            0%            7%         8.50%        4%         7.50%
           3             5%            0%            6%          8%          3%         6.50%
           4             4%            0%            5%          7%         1.50%        5%
           5             3%            0%            4%          6%          0%          4%
           6             2%            0%            3%          5%          0%          3%
           7             0%            0%            0%          4%          0%          0%
           8             0%            0%            0%          3%          0%          0%
          9+             0%            0%            0%          0%          0%          0%

* This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

** This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

     Total withdrawal charges paid by the contract owners during the years ended December 31, 2008 and 2007 were $1,666,135, and $833,786, respectively.

     Allianz Valuemark IV and Allianz Advantage Contracts also include a waiver of withdrawal charge benefit if any owner becomes totally disabled after the first contract year. Allianz Vision also includes a waiver of withdrawal charge benefit for nursing home confinement or diagnosis of a terminal illness after the first contract year.





                 See Accompanying Notes to Financial Statements
                                       78

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Expenses (continued)

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a certain amount each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Advantage, Allianz Opportunity, Allianz High Five, Allianz Valuemark II, Allianz Valuemark IV, and Allianz Vision Contracts. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark IV and Allianz Advantage each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz High Five each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Opportunity each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark II each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year; if the owner does not take any withdrawals during a given year the full 15% carries over to the next year. For Allianz Vision each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer (or, if less, 2% of the amount transferred for Allianz Valuermark II, Allianz Valuermark IV and Allianz Advantage). If the transfer is made under the dollar cost averaging program, flexible rebalancing program, GAV Transfers under the Living Guarantees for Allianz High Five, or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for Allianz Vision, there is no fee for the transfer and we currently do not count these transfers against any free transfers. Total transfer charges during the years ended December 31, 2008 and 2007 were $825 and $125, respectively. Net transfers to the Fixed Accounts were $(15,327,000) and $(83,000), years ended December 31, 2008 and 2007, respectively.

Premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction to reimburse ourselves for premium taxes if the owner lives in a state where premium taxes are due. Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of New York may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of New York may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.


3.       FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service
Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.




                 See Accompanying Notes to Financial Statements
                                       79

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 are as follows:



                                                   Cost of         Proceeds from
                                                 Purchases                 Sales

AIM V.I. Capital Appreciation Fund                       -                    64

AIM V.I. Core Equity Fund                                2                     7

Alger American Capital Appreciation Portfolio            -                     6

Alger American LargeCap Growth Portfolio                 -                    34

Alger American MidCap Growth Portfolio                  19                     8

Alger American SmallCap Growth Portfolio                 -                     -

AZL AIM International Equity Fund                    3,389                 1,908

AZL BlackRock Capital Appreciation Fund              1,273                   819

AZL Columbia Mid Cap Value Fund                      1,143                   432

AZL Columbia Small Cap Value Fund                      967                   953

AZL Columbia Technology Fund                         1,292                   845

AZL Davis NY Venture Fund                            7,688                 2,572

AZL Dreyfus Founders Equity Growth Fund              1,326                 1,409

AZL First Trust Target Double Play Fund              1,069                   213

AZL Franklin Small Cap Value Fund                    3,194                 1,320

AZL Fusion Balanced Fund                             9,121                 2,782

AZL Fusion Growth Fund                              46,522                36,621

AZL Fusion Moderate Fund                            12,596                 6,377

AZL Jennison 20/20 Focus Fund                        5,024                 1,531

AZL Legg Mason Growth Fund                           4,617                 3,666

AZL Legg Mason Value Fund                              802                   781

AZL LMP Large Cap Growth Fund                          451                 2,225

AZL Money Market Fund                              116,898                82,614

AZL NACM International Fund                            637                   101

AZL OCC Opportunity Fund                             1,533                 1,071

AZL OCC Value Fund                                   1,627                 4,102

AZL Oppenheimer Global Fund                          2,218                 1,101

AZL Oppenheimer International Growth Fund            3,233                 1,560

AZL Oppenheimer Main Street Fund                     1,780                   895
AZL PIMCO Fundamental IndexPLUS Total Return
Fund                                                   924                   208

AZL S&P 500 Index Fund                               7,260                   866

AZL Schroder Emerging Markets Equity Fund CL 1       1,270                    56

AZL Schroder Emerging Markets Equity Fund CL 2       6,144                 9,888

AZL Schroder International Small Cap Fund              925                   202

AZL Small Cap Stock Index Fund                       4,629                   577

AZL TargetPLUS Balanced Fund                         1,813                   400

AZL TargetPLUS Equity Fund                           1,209                   976

AZL TargetPLUS Growth Fund                           3,197                   528

AZL TargetPLUS Moderate Fund                         2,684                   705

AZL Turner Quantitative Small Cap Growth Fund          838                   201

AZL Van Kampen Comstock Fund                         2,050                 1,676

AZL Van Kampen Equity and Income Fund                1,769                   560

AZL Van Kampen Global Franchise Fund                 1,942                 1,386

AZL Van Kampen Global Real Estate Fund               1,195                   574

AZL Van Kampen Growth and Income Fund                1,344                 1,139

AZL Van Kampen Mid Cap Growth Fund                   5,452                10,198

BlackRock Global Allocations V.I. Fund               4,134                   950





                 See Accompanying Notes to Financial Statements
                                       80

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 are as follows:


                                                                    Cost of Purchases    Proceeds from Sales
Davis VA Financial Portfolio                                                       970                  635
Davis VA Value Portfolio                                                            22                  203
Dreyfus IP Small Cap Stock Index Portfolio                                         707                3,730
Dreyfus Stock Index Fund                                                           387                4,963
Franklin Global Communications Securities Fund                                   1,173                4,746
Franklin Growth and Income Securities Fund                                       2,917                4,667
Franklin High Income Securities Fund                                             3,498                4,212
Franklin Income Securities Fund                                                 12,934                9,279
Franklin Large Cap Growth Securities Fund                                          836                1,767
Franklin Money Market Fund                                                          17                  458
Franklin Real Estate Fund                                                        2,378                1,980
Franklin Rising Dividends Securities Fund                                          913                5,237
Franklin Small Cap Value Securities Fund                                           270                  607
Franklin Small-Mid Cap Growth Securities Fund                                      779                1,276
Franklin Templeton VIP Founding Funds Allocation Fund                            9,398                1,142
Franklin U.S. Government Fund                                                    8,828                7,401
Franklin Zero Coupon Fund 2010                                                   8,721                7,574
J.P. Morgan International Opportunities Portfolio                                    2                    -
J.P. Morgan U.S. Large Cap Core Equity Portfolio                                     -                    1
Jennison 20/20 Focus Portfolio                                                     373                1,675
Mutual Discovery Securities Fund                                                 6,856                4,167
Mutual Shares Securities Fund                                                    8,658                5,747
OpCap Mid Cap Portfolio                                                          1,354                  469
Oppenheimer Global Securities Fund/VA                                              182                  512
Oppenheimer High Income Fund/VA                                                    604                  369
Oppenheimer Main Street Fund/VA                                                    185                  213
PIMCO VIT All Asset Portfolio                                                    2,225                1,048
PIMCO VIT CommodityRealReturn Strategy Portfolio                                10,616                4,919
PIMCO VIT Emerging Markets Bond Portfolio                                        1,066                  424
PIMCO VIT Global Bond Portfolio                                                  1,996                1,164
PIMCO VIT High Yield Portfolio                                                   1,022                  726
PIMCO VIT Real Return Portfolio                                                  5,787                3,831
PIMCO VIT StocksPLUS Growth and Income Portfolio                                    33                   79
PIMCO VIT Total Return Portfolio                                                14,937               10,997
Seligman Global Technology Portfolio                                                 -                    -
Seligman Small-Cap Value Portfolio                                                 344                  546
SP Strategic Partners Focused Growth Portfolio                                      71                   35
SP International Growth Portfolio                                                  240                  198
Templeton Asset Strategy Fund                                                      157                   63
Templeton Developing Markets Securities Fund                                     2,041                5,395
Templeton Foreign Securities Fund                                                2,174                2,766
Templeton Global Income Securities Fund                                         14,546               11,594
Templeton Growth Securities Fund                                                 6,386                4,285
Van Kampen LIT Capital Growth Portfolio                                              -                    -
Van Kampen LIT Growth and Income Portfolio                                           1                   15








                 See Accompanying Notes to Financial Statements
                                       81

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



5.CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)


Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                   AIM V.I. Capital                                               Alger American Capital
                                   Appreciation Fund               AIM V.I. Core Equity Fund      Appreciation Portfolio
                                   2008            2007            2008           2007            2008           2007
Contract Transactions

     Purchase payments             -               -               -              -               -              -

     Transfers between funds       (1)             (1)             -              -               -              -

     Surrenders and terminations   (8)             (8)             -              (4)             -              (6)

     Rescissions                   -               -               -              -               -              -

     Bonus                         -               -               -              -               -              -

     Contract Maintenance Charges  -               -               -              -               -              -

Total Net Contract Transactions    (9)             (9)             -              (4)             -              (6)



                                   Alger American LargeCap         Alger American MidCap Growth   Alger American SmallCap
                                   Growth Portfolio                Portfolio                      Growth Portfolio
                                   2008            2007            2008           2007            2008           2007
Contract Transactions

     Purchase payments             -               -               -              -               -              -

     Transfers between funds       (1)             -               -              -               -              -

     Surrenders and terminations   (2)             (17)            -              (2)             -              -

     Rescissions                   -               -               -              -               -              -

     Bonus                         -               -               -              -               -              -

     Contract Maintenance Charges  -               -               -              -               -              -

Total Net Contract Transactions    (3)             (17)            -              (2)             -              -



                                                                   AZL AIM International Equity    AZL BlackRock Capital
                                   AZL AIM Basic Value Fund        Fund                            Appreciation Fund
                                   2008           2007             2008            2007            2008            2007
Contract Transactions

     Purchase payments             -              14               127             64              75              49

     Transfers between funds       -              (387)            (44)            (163)           (19)            20

     Surrenders and terminations   -              (26)             (16)            (34)            (5)             (11)

     Rescissions                   -              -                (7)             -               (1)             -

     Bonus                         -              1                2               3               -               1

     Contract Maintenance Charges  -              -                -               -               -               -

Total Net Contract Transactions    -              (398)            62              (130)           50              59



                 See Accompanying Notes to Financial Statements
                                       82

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                               AZL Columbia Mid Cap Value      AZL Columbia Small Cap Value    AZL Columbia Technology
                               Fund                            Fund                            Fund
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         82              54              48              51              79             108

     Transfers between funds   33              2               (38)            (19)            21             43
     Surrenders and
     terminations             (2)             (2)             (13)            (39)            (47)           (44)

     Rescissions               -               -               (4)             (1)             (2)            (5)

     Bonus                     1               1               2               1               3              3
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   114             55              (5)             (7)             54             105



                                                        AZL Dreyfus            AZL First Trust
                               AZL Davis NY Venture   Founders Equity        Target Double Play
                               Fund                    Growth Fund            Fund
                               2008        2007        2008       2007        2008       2007
 Contract Transactions

     Purchase payments         277         335         49         87          119        21

     Transfers between funds   440         (382)       (50)       178         6          17
     Surrenders and
terminations                   (51)        (124)       (32)       (48)        (3)        -

     Rescissions               (11)        (8)         (1)        -           (1)        -

     Bonus                     4           7           1          2           1          -
     Contract Maintenance
Charges                        -           -           -          -           -          -
Total Net Contract
Transactions                   659         (172)       (33)       219         122        38


                               AZL Franklin Small Cap Value
                               Fund                            AZL Fusion Balanced Fund        AZL Fusion Growth Fund
                               2008            2007            2008            2007            2008             2007
 Contract Transactions

     Purchase payments         142             76              720             422             986              678

     Transfers between funds   13              (54)            (47)            64              (42)             27
     Surrenders and
terminations                   (17)            (66)            (66)            (108)           (105)            (125)

     Rescissions               (5)             (1)             (31)            (2)             (40)             (38)

     Bonus                     2               2               10              10              14               18
     Contract Maintenance
Charges                        -               -               -               -               -                -
Total Net Contract
Transactions                   135             (43)            586             386             813              560





                 See Accompanying Notes to Financial Statements
                                      83

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                                                AZL Jennison 20/20 Focus
                               AZL Fusion Moderate Fund         Fund                            AZL Legg Mason Growth Fund
                               2008             2007            2008            2007            2008            2007
 Contract Transactions

     Purchase payments         777              684             146             84              200             96

     Transfers between funds   (114)            11              157             (6)             182             205
     Surrenders and
terminations                   (95)             (208)           (16)            (25)            (19)            (24)

     Rescissions               (79)             (24)            (9)             -               (6)             -

     Bonus                     11               17              2               3               2               2
     Contract Maintenance
Charges                        -                -               -               -               -               -
Total Net Contract
Transactions                   500              480             280             56              359             279



                                                               AZL LMP Large Cap Growth
                               AZL Legg Mason Value Fund       Fund                            AZL Money Market Fund
                               2008            2007            2008             2007           2008             2007
 Contract Transactions

     Purchase payments         39              44              20               24             2,299            764

     Transfers between funds   (22)            (20)            (292)            3              2,132            934
     Surrenders and
terminations                   (27)            (77)            (32)             (57)           (837)            (1,412)

     Rescissions               (6)             -               -                -              (221)            (21)

     Bonus                     1               1               1                1              34               21
     Contract Maintenance
Charges                        -               -               -                -              -                -
Total Net Contract
Transactions                   (15)            (52)            (303)            (29)           3,407            286




                               AZL NACM International Fund    AZL OCC Renaissance Fund        AZL OCC Opportunity Fund
                               2008            2007           2008           2007             2008           2007
 Contract Transactions

     Purchase payments         67              7              -              29               54             55

     Transfers between funds   17              2              -              (355)            5              (171)
     Surrenders and
terminations                   -               -              -              (19)             (22)           (31)

     Rescissions               (3)             -              -              -                (1)            -

     Bonus                     1               -              -              1                1              2
     Contract Maintenance
Charges                        -               -              -              -                -              -
Total Net Contract
Transactions                   82              9              -              (344)            37             (145)





                 See Accompanying Notes to Financial Statements
                                       84

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                                                                 AZL Oppenheimer
                                AZL OCC Value Fund               AZL Oppenheimer Global Fund    International Growth Fund
                               2008             2007            2008            2007            2008            2007
 Contract Transactions

     Purchase payments         21               11              121             147             121             81

     Transfers between funds   (515)            264             (30)            (53)            (27)            41
     Surrenders and
terminations                   (44)             (119)           (19)            (64)            (20)            (26)

     Rescissions               (8)              -               (9)             (3)             (2)             -

     Bonus                     -                -               2               4               2               2
     Contract Maintenance
Charges                        -                -               -               -               -               -
Total Net Contract
Transactions                   (546)            156             65              31              74              98

                                 AZL Oppenheimer Main Street        AZL PIMCO Fundamental
                                            Fund                IndexPLUS Total Return Fund       AZL S&P 500 Index Fund
                                    2008            2007            2008            2007           2008           2007
 Contract Transactions

     Purchase payments         89              73              43              13              264            61

     Transfers between funds   (17)            (28)            56              (18)            557            10
     Surrenders and
terminations                   (19)            (77)            (1)             (1)             (26)           -

     Rescissions               (12)            -               (2)             -               (3)            -

     Bonus                     1               1               2               -               2              -
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   42              (31)            98              (6)             794            71



                               AZL Schroder Emerging          AZL Schroder Emerging           AZL Schroder International
                               Markets Equity Fund CL 1       Markets Equity Fund CL 2        Small Cap Fund
                               2008            2007           2008             2007           2008            2007
 Contract Transactions

     Purchase payments         -               -              190              204            94              32

     Transfers between funds   222             2              (351)            498            14              5
     Surrenders and
terminations                   (4)             -              (27)             (32)           (2)             -

     Rescissions               -               -              (6)              (7)            (4)             -

     Bonus                     -               -              4                6              2               -
     Contract Maintenance
Charges                        -               -              -                -              -               -
Total Net Contract
Transactions                   218             2              (190)            669            104             37




                 See Accompanying Notes to Financial Statements
                                       85

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                               AZL Small Cap Stock Index
                               Fund                            AZL TargetPLUS Balanced Fund    AZL TargetPLUS Equity Fund
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         116             59              178             29              127            119

     Transfers between funds   341             (10)            (11)            7               (97)           42
     Surrenders and
terminations                   (8)             -               (1)             (1)             (2)            (12)

     Rescissions               (2)             -               -               -               (1)            -

     Bonus                     2               1               3               1               -              5
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   449             50              169             36              27             154


                                                                                                 AZL Turner Quantitative
                                 AZL TargetPLUS Growth Fund    AZL TargetPLUS Moderate Fund       Small Cap Growth Fund
                                    2008           2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         339             78             253             46              48              25

     Transfers between funds   (7)             17             (4)             (6)             7               (4)
     Surrenders and
terminations                   (5)             -              (5)             (1)             (2)             (13)

     Rescissions               (10)            -              (20)            (7)             (2)             (1)

     Bonus                     5               1              5               -               1               1
     Contract Maintenance
Charges                        -               -              -               -               -               -
Total Net Contract
Transactions                   322             96             229             32              52              8


                               AZL Van Kampen Aggressive                                       AZL Van Kampen Equity and
                               Growth Fund                     AZL Van Kampen Comstock Fund    Income Fund
                               2008           2007             2008            2007            2008            2007
 Contract Transactions

     Purchase payments         -              51               79              91              131             47

     Transfers between funds   -              (166)            (78)            315             (13)            (10)
     Surrenders and
terminations                   -              (14)             (42)            (174)           (6)             (33)

     Rescissions               -              -                (4)             -               (1)             -

     Bonus                     -              1                -               3               2               1
     Contract Maintenance
Charges                        -              -                -               -               -               -
Total Net Contract
Transactions                   -              (128)            (45)            235             113             5

                 See Accompanying Notes to Financial Statements
                                       86

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                AZL Van Kampen         AZL Van Kampen        AZL Van Kampen
                               Global Franchise       Global Real Estate    Growth and Income
                               Fund                   Fund                  Fund
                               2008       2007        2008       2007       2008         2007
 Contract Transactions

     Purchase payments         81         149         98         223        60           77

     Transfers between funds   (50)       (51)        (19)       (312)      (2)          (76)
     Surrenders and
terminations                   (16)       (39)        (6)        (12)       (47)         (97)

     Rescissions               (8)        (2)         (1)        (3)        (1)          (3)

     Bonus                     1          3           2          5          -            3
     Contract Maintenance
Charges                        -          -           -          -          -            -
Total Net Contract
Transactions                   8          60          74         (99)       10           (96)


                               AZL Van Kampen Mid Cap Growth    AZL Van Kampen Strategic       BlackRock Global
                               Fund                             Growth Fund                    Allocations V.I. Fund
                               2008             2007            2008           2007            2008            2007
 Contract Transactions

     Purchase payments         192              125             -              26              399             -

     Transfers between funds   (551)            758             -              (195)           (14)            -
     Surrenders and
terminations                   (35)             (49)            -              (18)            (4)             -

     Rescissions               (6)              (4)             -              -               (32)            -

     Bonus                     3                3               -              1               2               -
     Contract Maintenance
Charges                        -                -               -              -               -               -
Total Net Contract
Transactions                   (397)            833             -              (186)           351             -


                               Davis VA Financial     Davis VA Real Estate    Davis VA Value
                               Portfolio              Portfolio               Portfolio
                               2008        2007       2008       2007         2008       2007
 Contract Transactions

     Purchase payments         44          36         -          -            -          -

     Transfers between funds   21          9          -          -            (3)        (18)
     Surrenders and
terminations                   (41)        (42)       -          (1)          (16)       (35)

     Rescissions               (1)         (2)        -          -            -          -

     Bonus                     1           1          -          -            -          -
     Contract Maintenance
Charges                        -           -          -          -            -          -
Total Net Contract
Transactions                   24          2          -          (1)          (19)       (53)


                 See Accompanying Notes to Financial Statements
                                       87

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                               Dreyfus IP Small Cap Stock                                        Franklin Global
                               Index Portfolio                  Dreyfus Stock Index Fund         Communications Securities Fund
                               2008             2007            2008             2007            2008             2007
 Contract Transactions

     Purchase payments         2                110             3                29              31               40

     Transfers between funds   (243)            (112)           (366)            (38)            (125)            101
     Surrenders and
terminations                   (9)              (49)            (40)             (116)           (60)             (81)

     Rescissions               (1)              (3)             -                -               (3)              (3)

     Bonus                     -                3               -                1               1                2
     Contract Maintenance
Charges                        -                -               -                -               -                -
Total Net Contract
Transactions                   (251)            (51)            (403)            (124)           (156)            59


                               Franklin Growth and Income       Franklin High Income            Franklin Income Securities
                               Securities Fund                  Securities Fund                 Fund
                               2008             2007            2008            2007            2008            2007
 Contract Transactions

     Purchase payments         2                22              50              55              217             139

     Transfers between funds   (46)             (26)            (56)            (61)            (21)            3
     Surrenders and
terminations                   (93)             (133)           (52)            (74)            (126)           (168)

     Rescissions               -                (2)             (1)             (1)             (16)            (1)

     Bonus                     -                1               1               1               2               3
     Contract Maintenance
Charges                        -                -               -               -               -               -
Total Net Contract
Transactions                   (137)            (138)           (58)            (80)            56              (24)


                               Franklin Large Cap Growth
                               Securities Fund                   Franklin Money Market Fund     Franklin Real Estate Fund
                               2008            2007             2008            2007           2008            2007
 Contract Transactions

     Purchase payments         3               14               -               -              -               3

     Transfers between funds   (31)            (24)             -               (6)            (18)            (24)
     Surrenders and
terminations                   (54)            (97)             (27)            (63)           (21)            (40)

     Rescissions               -               -                -               -              -               -

     Bonus                     -               -                -               -              -               -
     Contract Maintenance
Charges                        -               -                -               -              -               -
Total Net Contract
Transactions                   (82)            (107)            (27)            (69)           (39)            (61)




                 See Accompanying Notes to Financial Statements
                                       88

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                               Franklin Rising Dividends        Franklin Small Cap Value        Franklin Small-Mid Cap
                               Securities Fund                  Securities Fund                 Growth Securities Fund
                               2008             2007            2008            2007            2008            2007
 Contract Transactions

     Purchase payments         2                5               1               2               2               3

     Transfers between funds   (51)             (31)            (14)            (23)            (24)            (11)
     Surrenders and
terminations                   (96)             (111)           (18)            (26)            (31)            (65)

     Rescissions               -                -               -               (1)             -               -

     Bonus                     -                -               -               -               -               -
     Contract Maintenance
Charges                        -                -               -               -               -               -
Total Net Contract
Transactions                   (145)            (137)           (31)            (48)            (53)            (73)




                               Franklin Templeton VIP
                               Founding Funds Allocation                                         Franklin Zero Coupon Fund
                               Fund                             Franklin U.S. Government Fund   2010
                               2008            2007            2008            2007             2008           2007
 Contract Transactions

     Purchase payments         1,093           119             111             21               50             3

     Transfers between funds   (8)             33              87              (3)              (6)            3
     Surrenders and
terminations                   (34)            -               (145)           (177)            (10)           (12)

     Rescissions               (15)            -               (6)             -                (2)            -

     Bonus                     22              4               1               -                1              -
     Contract Maintenance
Charges                        -               -               -               -                -              -
Total Net Contract
Transactions                   1,058           156             48              (159)            33             (6)



                                    Jennison 20/20 Focus         J.P. Morgan International    J.P. Morgan U.S. Large Cap
                                         Portfolio               Opportunities Portfolio        Core Equity Portfolio
                                    2008            2007           2008           2007           2008           2007
 Contract Transactions

     Purchase payments               4               1               -              -              -              -

     Transfers between funds         (92)            -               -              -              -              -
     Surrenders and
terminations                         (6)             (13)            -              -              -              -

     Rescissions                     -               -               -              -              -              -

     Bonus                           -               -               -              -              -              -
     Contract Maintenance
Charges                              -               -               -              -              -              -
Total Net Contract
Transactions                         (94)            (12)            -              -              -              -




                 See Accompanying Notes to Financial Statements
                                       89

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                Mutual Discovery Securities
                               Fund                              Mutual Shares Securities Fund    OpCap Mid Cap Portfolio
                               2008            2007             2008            2007             2008           2007
 Contract Transactions

     Purchase payments         172             232              290             249              98             59

     Transfers between funds   (30)            (67)             (45)            (14)             15             7
     Surrenders and
terminations                   (50)            (107)            (113)           (180)            (4)            (1)

     Rescissions               (15)            (7)              (16)            (1)              (4)            -

     Bonus                     2               5                4               6                2              1
     Contract Maintenance
Charges                        -               -                -               -                -              -
Total Net Contract
Transactions                   79              56               120             60               107            66



                                Oppenheimer Global              Oppenheimer High Income         Oppenheimer Main Street
                               Securities Fund/VA              Fund/VA                         Fund/VA
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         -               -               -               -               -              1

     Transfers between funds   (22)            (31)            108             (25)            (7)            (20)
     Surrenders and
terminations                   (16)            (30)            (5)             (12)            (10)           (60)

     Rescissions               -               -               -               -               -              -

     Bonus                     -               -               -               -               -              -
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   (38)            (61)            103             (37)            (17)           (79)


                                                               PIMCO VIT
                               PIMCO VIT All Asset             CommodityRealReturn Strategy    PIMCO VIT Emerging Markets
                               Portfolio                       Portfolio                       Bond Portfolio
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         105             24              238             51              52             36

     Transfers between funds   16              (4)             40              (4)             (8)            5
     Surrenders and
terminations                   (17)            (31)            (22)            (20)            (4)            (10)

     Rescissions               (18)            (1)             (7)             -               -              (1)

     Bonus                     2               1               5               2               1              1
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   88              (11)            254             29              41             31




                 See Accompanying Notes to Financial Statements
                                       90

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:




                               PIMCO VIT Global Bond           PIMCO VIT High Yield            PIMCO VIT Real Return
                               Portfolio                       Portfolio                       Portfolio
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         84              31              49              25              282            77

     Transfers between funds   (7)             30              (5)             (19)            (75)           (53)
     Surrenders and
terminations                   (6)             (8)             (28)            (44)            (32)           (104)

     Rescissions               -               -               (2)             -               (33)           (1)

     Bonus                     1               1               1               1               3              1
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   72              54              15              (37)            145            (80)



                                PIMCO VIT StocksPLUS Growth     PIMCO VIT Total Return           Seligman Global Technology
                               and Income Portfolio            Portfolio                        Portfolio
                               2008            2007            2008             2007            2008           2007
 Contract Transactions

     Purchase payments         -               -               451              76              -              -

     Transfers between funds   (3)             (10)            (15)             34              -              -
     Surrenders and
terminations                   (3)             (3)             (105)            (145)           -              -

     Rescissions               -               -               (91)             (1)             -              -

     Bonus                     -               -               3                3               -              -
     Contract Maintenance
Charges                        -               -               -                -               -              -
Total Net Contract
Transactions                   (6)             (13)            243              (33)            -              -




                                Seligman Small-Cap Value        SP Strategic Partners           SP International Growth
                               Portfolio                       Focused Growth Portfolio        Portfolio
                               2008            2007            2008            2007            2008           2007
 Contract Transactions

     Purchase payments         -               -               -               1               1              1

     Transfers between funds   (27)            (11)            7               (10)            -              23
     Surrenders and
terminations                   (3)             (11)            (2)             (8)             (10)           (18)

     Rescissions               -               -               -               -               -              -

     Bonus                     -               -               -               -               -              -
     Contract Maintenance
Charges                        -               -               -               -               -              -
Total Net Contract
Transactions                   (30)            (22)            5               (17)            (9)            6



                 See Accompanying Notes to Financial Statements
                                       91

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                               Templeton Asset Strategy        Templeton Developing Markets    Templeton Foreign Securities
                               Fund                            Securities Fund                 Fund
                               2008            2007            2008             2007           2008            2007
 Contract Transactions

     Purchase payments         -               -               2                7              5               17

     Transfers between funds   -               -               (361)            (48)           (21)            (16)
     Surrenders and
terminations                   (2)             (4)             (24)             (56)           (71)            (100)

     Rescissions               -               -               -                -              (1)             -

     Bonus                     -               -               -                -              -               1
     Contract Maintenance
Charges                        -               -               -                -              -               -
Total Net Contract
Transactions                   (2)             (4)             (383)            (97)           (88)            (98)



                               Templeton Global Income         Templeton Growth Securities     Van Kampen LIT Capital
                               Securities Fund                 Fund                            Growth Portfolio
                               2008            2007            2008            2007            2008            2007
 Contract Transactions

     Purchase payments         148             22              191             170             -               -

     Transfers between funds   (57)            15              (39)            (48)            -               -
     Surrenders and
terminations                   (15)            (15)            (91)            (101)           (1)             -

     Rescissions               (10)            -               (14)            -               -               -

     Bonus                     3               1               2               4               -               -
     Contract Maintenance
Charges                        -               -               -               -               -               -
Total Net Contract
Transactions                   69              23              49              25              (1)             -


                               Van Kampen LIT Enterprise     Van Kampen LIT Growth and
                               Portfolio                     Income Portfolio                 Total All Funds
                               2008           2007           2008            2007            2008            2007
 Contract Transactions

     Purchase payments         -              -              -               -               13,133          7,194

     Transfers between funds   -              -              -               -               215             484
     Surrenders and
terminations                   -              -              (1)             (1)             (3,270)         (5,671)

     Rescissions               -              -              -               -               (818)           (155)

     Bonus                     -              -              -               -               192             183
     Contract Maintenance
Charges                        -              -              -               -               -               -
Total Net Contract
Transactions                   -              -              (1)             (1)             9,452           2,035




                 See Accompanying Notes to Financial Statements
                                       92

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                              At December 31                                 For the years ended December 31
                              ------------------------------------------     -------------------------------------------------------
                              Units          Unit Fair Value        Net      Investment  Expense Ratio         Total Return
                              Outstanding                           Assets   Income
                              ****           lowest to highest      ****     Ratio*       lowest to highest**  lowest to highest***
AIM V.I. Capital Appreciation Fund


   2008                       39             $4.74    to   $5.20    201      0.00%       1.40%    to  1.49%    -43.35%    to  -43.29

   2007                       48             $8.37    to   $9.17    432      0.00%       1.40%    to  1.49%    10.35%     to  10.45%

   2006                       57             $7.58    to   $8.30    469      0.00%       1.49%    to  1.49%    4.73%      to  4.73%

   2005                       119            $7.24    to   $7.24    265      0.00%       1.49%    to  1.49%    7.23%      to  7.23%

   2004                       159            $6.75    to   $6.75    343      0.00%       1.49%    to  1.49%    5.04%      to  5.04%
AIM V.I. Core Equity Fund

   2008                       8              $7.97    to   $7.97    63       2.46%       1.49%    to  1.49%    -31.18%    to  -31.18

   2007                       8              $11.57   to   $11.57   98       0.75%       1.49%    to  1.49%    6.51%      to  6.51%

   2006                       12             $10.87   to   $10.87   136      2.00%       1.49%    to  1.49%    8.22%      to  8.22%

   2005                       22             $6.83    to   $6.83    151      0.67%       1.49%    to  1.49%    4.10%      to  4.10%

   2004                       23             $6.56    to   $6.56    150      0.70%       1.49%    to  1.49%    4.20%      to  4.20%
Alger American Capital
Appreciation Portfolio

   2008                       23             $6.47    to   $6.53    147      0.00%       1.40%    to  1.49%    -45.95%    to  -45.90

   2007                       23             $11.97   to   $12.06   275      0.00%       1.40%    to  1.49%    31.55%     to  31.67%

   2006                       29             $9.10    to   $9.16    269      0.00%       1.40%    to  1.49%    17.50%     to  17.61%

   2005                       40             $7.75    to   $7.79    313      0.00%       1.40%    to  1.49%    12.76%     to  12.86%

   2004                       53             $6.87    to   $6.90    368      0.00%       1.40%    to  1.49%    6.58%      to  6.68%
Alger American LargeCap Growth
Portfolio

   2008                       25             $5.22    to   $5.26    129      0.00%       1.40%    to  1.49%    -46.95%    to  -46.90

   2007                       28             $9.84    to   $9.91    279      0.29%       1.40%    to  1.49%    18.16%     to  18.27%

   2006                       45             $8.32    to   $8.38    380      0.24%       1.40%    to  1.49%    3.60%      to  3.69%

   2005                       59             $8.03    to   $8.08    473      0.21%       1.40%    to  1.49%    10.38%     to  10.48%

   2004                       68             $7.28    to   $7.31    499      0.00%       1.40%    to  1.49%    3.93%      to  4.03%
Alger American MidCap Growth
Portfolio

   2008                       5              $6.97    to   $6.97    32       0.00%       1.49%    to  1.49%    -58.97%    to  -58.97

   2007                       5              $16.98   to   $16.98   85       0.00%       1.49%    to  1.49%    29.60%     to  29.60%

   2006                       7              $13.11   to   $13.11   92       0.00%       1.49%    to  1.49%    8.52%      to  8.52%

   2005                       8              $12.08   to   $12.08   94       0.00%       1.49%    to  1.49%    8.20%      to  8.20%

   2004                       8              $11.16   to   $11.16   92       0.00%       1.49%    to  1.49%    11.37%     to  11.37%
Alger American SmallCap Growth
Portfolio

   2008                       -              $4.91    to   $4.91    1        0.00%       1.49%    to  1.49%    -47.39%    to  -47.39

   2007                       -              $9.34    to   $9.34    2        0.00%       1.49%    to  1.49%    15.50%     to  15.50%

   2006                       -              $8.09    to   $8.09    1        0.00%       1.49%    to  1.49%    18.25%     to  18.25%

   2005                       -              $6.84    to   $6.84    1        0.00%       1.49%    to  1.49%    15.16%     to  15.16%

   2004                       -              $5.94    to   $5.94    1        0.00%       1.49%    to  1.49%    14.84%     to  14.84%





                 See Accompanying Notes to Financial Statements
                                       93

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                                At December 31                                 For the years ended December 31
                              ---------------------------------------------- -------------------------------------------------------
                              Units                           Net      Investment
                            Outstanding  Unit Fair Value      Assets   Income        Expense Ratio          Total Return
                              ****       lowest to highest     ****    Ratio*        lowest to highest**    lowest to highest***
AZL AIM International Equity
Fund

   2008                       334      $10.18   to  $11.55    3,592    0.51%         1.25%    to   3.15%    -43.33%   to   -42.24%

   2007                       272      $18.37   to  $20.00    5,106    0.54%         1.25%    to   3.05%    10.92%    to   14.04%

   2006                       402      $16.47   to  $17.47    6,720    0.24%         1.49%    to   2.75%    23.61%    to   25.17%

   2005                       112      $13.33   to  $13.96    1,508    0.27%         1.49%    to   2.75%    13.22%    to   14.65%

   2004                       62       $11.77   to  $12.18    731      0.00%         1.49%    to   2.75%    18.80%    to   20.31%
AZL BlackRock Capital
Appreciation Fund

   2008                       207      $7.73    to  $8.27     1,643    0.00%         1.25%    to   3.15%    -38.35%   to   -37.16%

   2007                       157      $12.65   to  $13.16    2,006    0.00%         1.25%    to   3.05%    7.34%     to   9.54%

   2006                       98       $11.72   to  $11.97    1,156    0.00%         1.49%    to   2.75%    -1.18%    to   0.07%

   2005                       28       $11.86   to  $11.96    331      0.00%         1.49%    to   2.75%    18.62%    to   19.61%
AZL Columbia Mid Cap Value
Fund

   2008                       209      $4.66    to  $4.89     992      0.59%         1.25%    to   3.15%    -53.64%   to   -52.75%

   2007                       95       $10.09   to  $10.34    965      0.00%         1.25%    to   3.05%    0.50%     to   2.56%

   20063                      40       $9.99    to  $10.06    405      0.42%         1.49%    to   2.75%    -0.12%    to   0.72%
AZL Columbia Small Cap Value
Fund

   2008                       194      $7.69    to  $8.39     1,538    0.49%         1.25%    to   3.15%    -34.20%   to   -32.93%

   2007                       199      $11.84   to  $12.42    2,383    0.28%         1.25%    to   3.05%    -11.20%   to   -9.25%

   2006                       205      $13.26   to  $13.72    2,739    0.10%         1.49%    to   2.75%    10.33%    to   11.73%

   2005                       120      $12.02   to  $12.28    1,444    0.00%         1.49%    to   2.75%    0.59%     to   1.70%

   2004                       39       $11.95   to  $12.04    471      0.00%         1.65%    to   2.75%    18.80%    to   19.67%
AZL Columbia Technology Fund

   2008                       325      $4.42    to  $4.93     1,478    0.00%         1.25%    to   3.15%    -52.17%   to   -51.25%

   2007                       271      $9.21    to  $10.11    2,544    0.00%         1.25%    to   3.05%    18.78%    to   22.30%

   2006                       166      $7.72    to  $8.27     1,314    0.00%         1.40%    to   2.75%    -0.22%    to   1.14%

   2005                       98       $7.73    to  $8.18     779      0.00%         1.40%    to   2.75%    -2.02%    to   -0.69%

   2004                       78       $7.89    to  $8.24     631      0.00%         1.40%    to   2.75%    -6.93%    to   -5.66%
AZL Davis NY Venture Fund

   2008                       1,480    $7.02    to  $8.04     11,038   0.97%         1.25%    to   3.15%    -42.35%   to   -41.24%

   2007                       821      $12.47   to  $13.68    10,524   0.40%         1.25%    to   3.05%    0.78%     to   3.77%

   2006                       994      $12.31   to  $13.20    12,450   0.30%         1.40%    to   2.75%    10.83%    to   12.33%

   2005                       543      $11.11   to  $11.75    6,133    0.14%         1.40%    to   2.75%    6.72%     to   8.16%

   2004                       260      $10.41   to  $10.86    2,767    0.27%         1.40%    to   2.75%    7.55%     to   9.02%
AZL Dreyfus Founders Equity
Growth Fund

   2008                       413      $6.02    to  $6.71     2,574    0.30%         1.25%    to   3.15%    -43.45%   to   -42.36%

   2007                       446      $10.61   to  $11.63    4,877    0.06%         1.25%    to   3.05%    5.24%     to   8.36%

   2006                       227      $10.03   to  $10.75    2,326    0.00%         1.40%    to   2.75%    9.87%     to   11.36%

   2005                       155      $9.12    to  $9.65     1,443    0.31%         1.40%    to   2.75%    1.73%     to   3.11%

   2004                       112      $8.97    to  $9.36     1,032    0.00%         1.40%    to   2.75%    4.79%     to   6.22%



                 See Accompanying Notes to Financial Statements
                                       94

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:




                         At December 31                               For the years ended December 31
                         -------------------------------------------- --------------------------------------------------------------
                         Units                             Net       Investment
                         Outstanding  Unit Fair Value      Assets    Income        Expense Ratio            Total Return
                         ****         lowest to highest     ****     Ratio*        lowest to highest**     lowest to highest***
AZL First Trust Target
Double Play Fund

   2008                  161          $4.71   to  $4.86     768       1.00%        1.25%     to   3.15%     -55.10%   to   -54.23%

   2007(4)               39           $10.48  to  $10.62    412       0.00%        1.25%     to   3.05%     3.74%     to   5.50%
AZL Franklin Small Cap
Value Fund

   2008                  457          $10.27  to  $11.52    4,949     1.14%        1.25%     to   3.15%     -35.79%   to   -34.56%

   2007                  322          $16.42  to  $17.61    5,370     0.54%        1.25%     to   3.05%     -7.46%    to   -5.14%

   2006                  365          $17.65  to  $18.48    6,507     0.30%        1.49%     to   2.75%     12.29%    to   13.71%

   2005                  242          $15.72  to  $16.25    3,831     0.59%        1.49%     to   2.75%     4.14%     to   5.45%

   2004                  100          $15.09  to  $15.41    1,519     0.00%        1.49%     to   2.75%     19.75%    to   21.27%
AZL Fusion Balanced Fund

   2008                  1,459        $8.15   to  $8.72     12,245    2.45%        1.25%     to   3.15%     -29.70%   to   -28.35%

   2007                  873          $11.69  to  $12.17    10,317    1.61%        1.25%     to   3.05%     3.65%     to   5.78%

   2006                  488          $11.22  to  $11.46    5,492     0.31%        1.49%     to   2.75%     6.53%     to   7.87%

   2005(2)               157          $10.53  to  $10.61    1,658     0.00%        1.49%     to   2.75%     5.36%     to   6.25%
AZL Fusion Growth Fund

   2008                  2,803        $7.21   to  $7.76     20,841    1.56%        1.25%     to   3.15%     -40.84%   to   -39.70%

   2007                  1,990        $12.36  to  $12.86    24,767    0.51%        1.25%     to   3.05%     2.34%     to   4.43%

   2006                  1,430        $12.01  to  $12.27    17,222    0.07%        1.49%     to   2.75%     9.17%     to   10.55%

   2005(2)               448          $11.00  to  $11.10    4,941     0.00%        1.49%     to   2.75%     10.07%    to   11.00%
AZL Fusion Moderate Fund

   2008                  2,248        $7.72   to  $8.26     17,811    2.38%        1.25%     to   3.15%     -35.01%   to   -33.76%

   2007                  1,748        $11.96  to  $12.45    21,158    1.04%        1.25%     to   3.05%     3.10%     to   5.21%

   2006                  1,268        $11.54  to  $11.75    14,699    0.23%        1.49%     to   2.75%     7.72%     to   9.08%

   2005(2)               590          $10.71  to  $10.79    6,334     0.00%        1.49%     to   2.75%     7.13%     to   8.03%
AZL Jennison 20/20 Focus
Fund

   2008                  537          $8.25   to  $8.83     4,552     0.12%        1.25%     to   3.15%     -41.97%   to   -40.85%

   2007                  257          $14.34  to  $14.93    3,716     0.19%        1.25%     to   3.05%     7.15%     to   9.35%

   2006                  201          $13.32  to  $13.60    2,684     0.00%        1.49%     to   2.75%     9.73%     to   11.12%

   2005(2)               76           $12.14  to  $12.24    926       0.25%        1.49%     to   2.75%     21.38%    to   22.40%
AZL Legg Mason Growth Fu

   2008                  795          $4.71   to  $5.23     3,893     0.00%        1.25%     to   3.15%     -61.92%   to   -61.19%

   2007                  436          $12.37  to  $13.47    5,511     0.00%        1.25%     to   3.05%     11.30%    to   14.44%

   2006                  157          $11.06  to  $11.73    1,755     0.00%        1.49%     to   2.75%     -2.03%    to   -0.79%

   2005                  67           $11.28  to  $11.82    761       0.00%        1.49%     to   2.75%     8.05%     to   9.42%

   2004                  29           $10.44  to  $10.80    306       0.00%        1.49%     to   2.75%     5.14%     to   6.47%

                         ---------------------------------------------- ------------------------------------------------------------




                 See Accompanying Notes to Financial Statements
                                       95

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                           Net       Investment
                        Outstanding  Unit Fair Value    Assets    Income        Expense Ratio             Total Return
                        ****         lowest to highest   ****     Ratio*        lowest to highest**       lowest to highest***
AZL Legg Mason Value
Fund

   2008                 420       $4.58  to  $5.24      2,043     0.00%         1.25%     to   3.15%      -56.29%      to  -55.45%

   2007                 435       $10.73 to  $11.77     4,799     0.00%         1.25%     to   3.05%      -9.22%       to  -6.53%

   2006                 487       $11.76 to  $12.61     5,846     0.00%         1.40%     to   2.75%      3.82%        to  5.23%

   2005                 372       $11.33 to  $11.98     4,284     0.00%         1.40%     to   2.75%      3.39%        to  4.79%

   2004                 123       $10.95 to  $11.43     1,367     0.42%         1.40%     to   2.75%      12.02%       to  13.55%
AZL Money Market Fund

   2008                 5,375     $9.46  to  $11.37     54,199    2.35%         1.25%     to   3.15%      -0.74%       to  1.17%

   2007                 1,968     $9.73  to  $11.24     19,915    4.70%         1.25%     to   3.05%      1.64%        to  3.49%

   2006                 1,683     $9.54  to  $10.70     16,635    4.41%         1.40%     to   2.75%      1.62%        to  2.99%

   2005                 1,485     $9.39  to  $10.45     14,627    2.61%         1.40%     to   2.75%      -0.20%       to  1.15%

   2004                 679       $9.41  to  $10.29     6,670     0.74%         1.40%     to   2.75%      -2.06%       to  -0.73%
AZL NACM
International Fund

   2008                 91        $5.01  to  $5.16      459       3.93%         1.25%     to   3.15%      -46.62%      to  -45.60%

   2007(4)              9         $9.39  to  $9.48      87        0.00%         1.25%     to   3.05%      -6.43%       to  -5.19%
AZL OCC Opportunity
Fund

   2008                 287       $7.66  to  $8.77      2,323     0.00%         1.25%     to   3.15%      -48.80%      to  -47.81%

   2007                 250       $15.44 to  $16.81     3,925     0.00%         1.25%     to   3.05%      5.37%        to  8.33%

   2006                 396       $14.58 to  $15.46     5,832     0.00%         1.49%     to   2.75%      8.66%        to  10.03%

   2005                 156       $13.42 to  $14.05     2,113     0.00%         1.49%     to   2.75%      2.24%        to  3.53%

   2004                 117       $13.12 to  $13.57     1,548     0.00%         1.49%     to   2.75%      4.83%        to  6.17%
AZL Oppenheimer
Global Fund

   2008                 547       $8.17  to  $8.92      4,620     0.81%         1.25%     to   3.15%      -42.89%      to  -41.79%

   2007                 482       $14.50 to  $15.32     7,056     0.45%         1.25%     to   3.05%      2.34%        to  4.59%

   2006                 452       $14.09 to  $14.58     6,398     0.06%         1.49%     to   2.75%      13.15%       to  14.58%

   2005                 317       $12.46 to  $12.72     3,956     0.00%         1.49%     to   2.75%      9.57%        to  10.96%

   2004(1)              130       $11.37 to  $11.45     1,482     0.00%         1.65%     to   2.75%      13.71%       to  14.54%
AZL Oppenheimer
International Growth
Fund

   2008                 362       $9.96  to  $11.41     3,867     1.12%         1.25%     to   3.15%      -45.88%      to  -44.84%

   2007                 288       $18.87 to  $20.69     5,592     0.61%         1.25%     to   3.05%      8.66%        to  11.88%

   2006                 190       $17.27 to  $18.52     3,349     0.00%         1.40%     to   2.75%      25.49%       to  27.20%

   2005                 102       $13.76 to  $14.56     1,420     0.00%         1.40%     to   2.75%      11.09%       to  12.49%

   2004                 30        $12.39 to  $12.89     378       0.65%         1.49%     to   2.75%      11.37%       to  12.79%
AZL Oppenheimer Main
Street Fund

   2008                 430       $7.33  to  $7.88      3,215     1.02%         1.25%     to   3.15%      -40.59%      to  -39.44%

   2007                 388       $12.31 to  $13.01     4,840     0.54%         1.25%     to   3.05%      0.44%        to  2.65%

   2006                 420       $12.20 to  $12.61     5,154     0.56%         1.49%     to   2.75%      11.49%       to  12.90%

   2005                 323       $10.94 to  $11.17     3,552     0.00%         1.49%     to   2.75%      2.60%        to  3.90%

   2004(1)              195       $10.66 to  $10.75     2,088     0.98%         1.49%     to   2.75%      6.64%        to  7.54%

                        ------------------------------------------- ----------------------------------------------------------------





                 See Accompanying Notes to Financial Statements
                                       96

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                           Net       Investment
                        Outstanding  Unit Fair Value    Assets    Income        Expense Ratio             Total Return
                        ****         lowest to highest   ****     Ratio*        lowest to highest**       lowest to highest***

AZL PIMCO Fundamental
IndexPLUS
Total Return Fund

   2008                  110         $6.48     to  $6.82    723       0.00%        1.25%    to  3.15%    -42.70%   to   -41.60%

   2007                  12          $11.39    to  $11.61   140       8.69%        1.25%    to  3.05%    3.22%     to   5.33%

   2006(3)               19          $10.98    to  $11.04   207       12.24%       1.49%    to  2.75%    9.84%     to   10.76%
AZL S&P 500 Index Fund

   2008                  866         $5.91     to  $6.10    5,205     0.00%        1.25%    to  3.15%    -39.56%   to   -38.33%

   2007(4)               72          $9.79     to  $9.90    704       4.97%        1.25%    to  3.05%    -2.38%    to   -1.03%
AZL Schroder Emerging
Markets
Equity Fund CL 1

   2008                  220         $6.48     to  $6.49    1,424     0.00%        1.40%    to  1.49%    -52.53%   to   -52.49%

   2007(4)               2           $13.65    to  $13.65   23        0.00%        1.40%    to  1.49%    20.98%    to   21.05%
AZL Schroder Emerging
Markets
Equity Fund CL 2

   2008                  852         $6.11     to  $6.41    5,296     0.15%        1.25%    to  3.15%    -53.38%   to   -52.49%

   2007                  1,042       $13.15    to  $13.49   13,766    0.02%        1.25%    to  3.05%    26.10%    to   28.69%

   2006(3)               373         10.38     to  10.47    3,880     0.30%        1.49%    to  2.75%    3.79%     to   4.67%
AZL Schroder
International Small
Cap Fund

   2008                  141         $4.83     to  $4.97    689       2.45%        1.25%    to  3.15%    -47.27%   to   -46.26%

   2007(4)               37          $9.16     to  $9.25    341       0.00%        1.25%    to  3.05%    -8.69%    to   -7.48%
AZL Small Cap Stock
Index Fund

   2008                  499         $6.19     to  $6.37    3,120     1.09%        1.25%    to  3.15%    -33.09%   to   -31.80%

   2007(4)               50          $9.25     to  $9.34    463       1.54%        1.25%    to  3.05%    -7.84%    to   -6.61%
AZL TargetPLUS
Balanced Fund

   2008                  205         $7.35     to  $7.56    1,530     0.00%        1.25%    to  3.15%    -26.75%   to   -25.34%

   2007(4)               36          $10.04    to  $10.13   366       6.06%        1.25%    to  3.05%    0.04%     to   1.37%
AZL TargetPLUS
Equity Fund

   2008                  182         $5.17     to  $5.36    962       0.00%        1.25%    to  3.15%    -50.13%   to   -49.17%

   2007(4)               155         $10.38    to  $10.54   1,613     1.03%        1.25%    to  3.05%    3.01%     to   4.77%
AZL TargetPLUS
Growth Fund

   2008                  418         $5.77     to  $5.96    2,456     0.00%        1.25%    to  3.15%    -41.26%   to   -40.13%

   2007(4)               96          $9.86     to  $9.95    949       3.14%        1.25%    to  3.05%    -1.81%    to   -0.50%
AZL TargetPLUS
Moderate Fund

   2008                  262         $6.58     to  $6.74    1,736     0.00%        1.25%    to  3.15%    -34.47%   to   -33.21%

   2007(4)               33          $10.00    to  $10.09   327       3.17%        1.25%    to  3.05%    -0.42%    to   0.90%
AZL Turner
Quantitative Small Cap
Growth Fund

   2008                  129         $6.70     to  $7.17    888       0.00%        1.25%    to  3.15%    -45.11%   to   -44.06%

   2007                  77          $12.32    to  $12.82   952       0.00%        1.25%    to  3.05%    2.64%     to   4.75%

   2006                  69          $11.94    to  $12.19   824       0.00%        1.49%    to  2.75%    8.30%     to   9.67%
















                 See Accompanying Notes to Financial Statements
                                       97

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008

6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:





                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                           Net       Investment
                        Outstanding  Unit Fair Value    Assets    Income        Expense Ratio             Total Return
                        ****         lowest to highest   ****     Ratio*        lowest to highest**       lowest to highest***

AZL Van Kampen
Comstock Fund

   2008                 667         $7.03    to   $7.88    4,844    2.11%         1.25%    to   3.15%    -38.17%   to  -36.98%

   2007                 712         $11.32   to   $12.51   8,290    1.29%         1.25%    to   3.05%    -5.38%    to  -2.42%

   2006                 478         $11.90   to   $12.85   5,814    1.09%         1.40%    to   2.75%    12.63%    to  14.16%

   2005                 388         $10.57   to   $11.25   4,185    0.43%         1.40%    to   2.75%    1.11%     to  2.48%

   2004                 248         $10.45   to   $10.98   2,647    0.44%         1.40%    to   2.75%    13.93%    to  15.48%
AZL Van Kampen
Equity and
Income Fund

   2008                 256         $8.82    to   $9.69    2,372    2.72%         1.25%    to   3.15%    -26.29%   to  -24.87%

   2007                 143         $12.21   to   $12.90   1,776    1.45%         1.25%    to   3.05%    -0.27%    to  1.92%

   2006                 137         $12.18   to   $12.60   1,689    1.02%         1.49%    to   2.75%    9.48%     to  10.86%

   2005                 105         $11.13   to   $11.33   1,170    0.00%         1.65%    to   2.75%    3.86%     to  5.18%

   2004(1)              26          $10.71   to   $10.77   274      0.91%         1.90%    to   2.75%    7.15%     to  7.75%
AZL Van Kampen
Global Franchise
Fund

   2008                 386         $12.63   to   $13.75   4,973    2.03%         1.25%    to   3.15%    -30.79%   to  -29.45%

   2007                 378         $18.18   to   $19.50   6,967    0.00%         1.25%    to   3.05%    6.27%     to  8.93%

   2006                 318         $17.01   to   $17.82   5,452    1.59%         1.49%    to   2.75%    17.97%    to  19.47%

   2005                 196         $14.42   to   $14.92   2,844    0.00%         1.49%    to   2.75%    8.62%     to  10.00%

   2004                 58          $13.28   to   $13.56   772      0.00%         1.49%    to   2.75%    9.15%     to  10.54%
AZL Van Kampen
Global Real
Estate Fund

   2008                 259         $5.52    to   $5.82    1,462    1.80%         1.25%    to   3.15%    -47.52%   to  -46.51%

   2007                 185         $10.61   to   $10.88   1,977    0.39%         1.25%    to   3.05%    -11.63%   to  -9.82%

   2006(3)              283         $11.94   to   $12.04   3,388    2.72%         1.49%    to   2.75%    19.46%    to  20.46%
AZL Van Kampen
Growth and
Income Fund

   2008                 338         $8.18    to   $9.57    2,990    2.06%         1.25%    to   3.15%    -34.94%   to  -33.69%

   2007                 328         $13.06   to   $14.29   4,422    1.07%         1.25%    to   3.05%    -0.68%    to  2.43%

   2006                 424         $13.08   to   $14.12   5,701    0.83%         1.40%    to   2.75%    12.76%    to  14.29%

   2005                 324         $11.60   to   $12.35   3,839    0.38%         1.40%    to   2.75%    6.28%     to  7.72%

   2004                 187         $10.91   to   $11.47   2,091    0.36%         1.40%    to   2.75%    10.72%    to  12.23%
AZL Van Kampen
Mid Cap Growth
Fund

   2008                 761            $7.19    to   $8.32    5,843    0.31%         1.25%    to   3.15%    -50.12%   to  -49.16%

   2007                 1,158          $14.80   to   $16.36   17,475   0.01%         1.25%    to   3.05%    18.24%    to  21.93%

   2006                 325            $12.45   to   $13.44   4,145    0.00%         1.40%    to   2.75%    6.25%     to  7.69%

   2005                 201            $11.72   to   $12.48   2,404    0.00%         1.40%    to   2.75%    14.36%    to  15.91%

   2004                 117            $10.25   to   $10.77   1,225    0.00%         1.40%    to   2.75%    17.94%    to  19.54%
BlackRock
Global Allocations
V.I. Fund

   2008(5)              351            $7.84    to   $7.93    2,853    5.61%         1.25%    to   3.15%    -21.88%   to  -20.89%









                 See Accompanying Notes to Financial Statements
                                       98

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:





                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                           Net       Investment
                        Outstanding  Unit Fair Value    Assets    Income        Expense Ratio         Total Return
                        ****         lowest to highest   ****     Ratio*        lowest to highest**   lowest to highest***
Davis VA
Financial
Portfolio

   2008               185         $5.84    to   $8.47    1,206    0.00%         1.25%    to   3.15%    -48.03%   to  -47.03%

   2007               161         $11.33   to   $16.00   1,895    0.97%         1.25%    to   3.05%    -8.88%    to  -7.22%

   2006               158         $12.39   to   $16.98   2,030    0.75%         1.49%    to   2.75%    15.30%    to  16.76%

   2005               111         $10.75   to   $14.55   1,237    0.65%         1.49%    to   2.75%    5.45%     to  6.78%

   2004               65          $10.19   to   $13.62   705      0.43%         1.49%    to   2.75%    7.32%     to  8.68%
Davis VA
Value Portfolio

   2008               36          $6.93    to   $8.32    273      0.74%         1.49%    to   2.75%    -41.95%   to  -41.21%

   2007               55          $11.93   to   $14.16   719      0.70%         1.49%    to   2.75%    1.78%     to  3.08%

   2006               108         $11.72   to   $13.73   1,348    0.77%         1.49%    to   2.75%    11.89%    to  13.30%

   2005               120         $10.48   to   $12.12   1,330    0.96%         1.49%    to   2.75%    6.48%     to  7.83%

   2004               138         $9.84    to   $11.24   1,434    0.86%         1.49%    to   2.75%    9.28%     to  10.66%
Franklin Global
Communications
Securities Fund

   2008               459         $12.10   to   $17.15   7,508    0.23%         1.25%    to   3.15%    -47.83%   to  -46.71%

   2007               615         $24.33   to   $32.04   18,502   0.00%         1.25%    to   3.05%    20.23%    to  28.74%

   2006               557         $20.13   to   $26.08   14,260   0.34%         1.40%    to   2.75%    21.19%    to  22.96%

   2005               606         $16.61   to   $21.21   12,775   2.75%         1.40%    to   2.75%    12.66%    to  14.51%

   2004               699         $14.75   to   $18.52   12,935   1.02%         1.40%    to   2.75%    11.07%    to  13.06%
Franklin Growth
and Income
Securities Fund

   2008               672         $17.92   to   $23.99   15,825   3.48%         1.25%    to   2.75%    -36.91%   to  -35.86%

   2007               809         $28.40   to   $37.40   29,733   2.39%         1.25%    to   2.75%    -6.33%    to  -4.81%

   2006               948         $30.32   to   $39.29   36,601   2.57%         1.40%    to   2.75%    13.60%    to  15.43%

   2005               1,059       $26.70   to   $34.04   35,744   2.72%         1.40%    to   2.75%    0.71%     to  2.27%

   2004               1,184       $26.51   to   $33.29   39,356   2.60%         1.40%    to   2.75%    7.61%     to  9.36%
Franklin High
Income Securities
Fund

   2008               340         $14.51   to   $19.76   6,062    10.72%        1.25%    to   3.15%    -25.76%   to  -24.24%

   2007               398         $19.70   to   $26.12   9,555    6.97%         1.25%    to   3.05%    0.09%     to  1.58%

   2006               478         $19.72   to   $25.54   11,308   6.14%         1.40%    to   2.75%    6.41%     to  7.96%

   2005               436         $18.53   to   $23.66   9,773    6.30%         1.40%    to   2.75%    0.52%     to  2.29%

   2004               582         $18.44   to   $23.13   12,925   5.49%         1.40%    to   2.75%    6.89%     to  8.50%
Franklin Income
Securities Fund

   2008               1,039       $22.88   to   $34.66   32,473   5.39%         1.25%    to   3.15%    -31.84%   to  -30.39%

   2007               983         $37.63   to   $49.89   45,280   3.56%         1.25%    to   3.05%    0.93%     to  2.56%

   2006               1,008       $37.29   to   $48.33   45,754   3.63%         1.40%    to   2.75%    15.04%    to  16.83%

   2005               1,019       $32.41   to   $41.37   40,583   3.53%         1.40%    to   2.75%    -1.14%    to  0.42%

   2004               978         $32.79   to   $41.20   39,699   3.19%         1.40%    to   2.75%    10.76%    to  12.54%








                 See Accompanying Notes to Financial Statements
                                       99

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                    Units                                Net       Investment
                    Outstanding      Unit Fair Value     Assets    Income        Expense Ratio           Total Return
                    ****             lowest to highest   ****      Ratio*        lowest to highest**     lowest to highest***

Franklin Large
Cap Growth
Securities Fund

   2008             387            $11.47   to   $13.96   5,145    1.48%         1.25%    to   2.75%    -36.31%   to  -35.30%

   2007             469            $18.01   to   $21.58   9,665    0.87%         1.25%    to   2.75%    3.33%     to  5.04%

   2006             576            $17.43   to   $20.54   11,306   0.86%         1.40%    to   2.75%    7.90%     to  9.63%

   2005             662            $16.15   to   $18.74   12,037   0.68%         1.40%    to   2.75%    -1.68%    to  -0.10%

   2004             655            $16.43   to   $18.76   12,084   0.54%         1.40%    to   2.75%    5.00%     to  6.72%
Franklin Money
Market Fund

   2008             295            $16.52   to   $16.81   4,979    1.56%         1.40%    to   1.49%    0.05%     to  0.14%

   2007             322            $16.51   to   $16.79   5,420    4.45%         1.40%    to   1.49%    2.97%     to  3.06%

   2006             390            $16.03   to   $16.29   6,374    4.32%         1.40%    to   1.49%    2.84%     to  2.93%

   2005             372            $15.59   to   $15.83   5,890    2.50%         1.40%    to   1.49%    1.04%     to  1.13%

   2004             423            $15.43   to   $15.65   6,624    0.72%         1.40%    to   1.49%    -0.76%    to  -0.67%
Franklin Real
Estate Fund

   2008             164            $23.29   to   $31.20   4,664    1.30%         1.25%    to   2.75%    -43.96%   to  -43.03%

   2007             203            $41.56   to   $54.76   10,219   2.44%         1.25%    to   2.75%    -23.02%   to  -21.76%

   2006             265            $53.99   to   $69.99   17,030   2.11%         1.40%    to   2.75%    17.32%    to  19.20%

   2005             284            $46.01   to   $58.72   15,645   1.49%         1.40%    to   2.75%    10.40%    to  12.16%

   2004             275            $41.68   to   $52.35   14,022   1.96%         1.40%    to   2.75%    28.22%    to  30.34%
Franklin
Rising
Dividends
Securities
Fund

   2008             710            $21.22   to   $27.26   18,443   2.00%         1.25%    to   2.75%    -29.08%   to  -27.96%

   2007             855            $29.92   to   $37.84   30,953   2.47%         1.25%    to   2.75%    -5.34%    to  -3.78%

   2006             992            $31.61   to   $39.32   37,380   1.20%         1.40%    to   2.75%    13.95%    to  15.80%

   2005             1,114          $27.74   to   $33.96   36,591   0.98%         1.40%    to   2.75%    0.63%     to  2.24%

   2004             1,119          $27.56   to   $33.21   36,526   0.71%         1.40%    to   2.75%    7.98%     to  9.70%
Franklin Small
Cap Value
Securities Fund

   2008             150            $10.34   to   $12.25   1,693    1.24%         1.40%    to   2.75%    -34.84%   to  -33.81%

   2007             181            $15.87   to   $18.50   3,114    0.76%         1.40%    to   2.75%    -5.04%    to  -3.50%

   2006             228            $16.71   to   $19.17   4,125    0.74%         1.40%    to   2.75%    13.82%    to  15.68%

   2005             263            $14.68   to   $16.57   4,147    0.87%         1.40%    to   2.75%    5.82%     to  7.48%

   2004             247            $13.87   to   $15.42   3,695    0.27%         1.40%    to   2.75%    20.38%    to  22.36%
Franklin Small-Mid
Cap Growth
Securities Fund

   2008             239            $12.02   to   $14.67   3,420    0.00%         1.25%    to   2.75%    -44.06%   to  -43.15%

   2007             292            $21.49   to   $25.81   7,335    0.00%         1.25%    to   2.75%    8.21%     to  9.95%

   2006             365            $19.86   to   $23.47   8,316    0.00%         1.40%    to   2.75%    5.75%     to  7.44%

   2005             444            $18.78   to   $21.84   9,508    0.00%         1.40%    to   2.75%    1.95%     to  3.63%

   2004             473            $18.42   to   $21.08   9,938    0.00%         1.40%    to   2.75%    8.44%     to  10.15%








                 See Accompanying Notes to Financial Statements
                                       100

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008



6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:






                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                     Units                               Net       Investment
                     Outstanding     Unit Fair Value     Assets    Income        Expense Ratio             Total Return
                     ****            lowest to highest   ****      Ratio*        lowest to highest**       lowest to highest***

Franklin Templeton
VIP Founding
Funds
Allocation Fund

   2008               1,214         $5.70     to  $5.86    7,016    4.03%         1.25%    to  3.15%    -37.86%   to  -36.67%

   2007               156           $9.18     to  $9.25    1,434    0.00%         1.25%    to  3.05%    -8.36%    to  -7.47%
Franklin U.S.
Government Fund

   2008               946           $19.53    to  $28.64   25,009   4.87%         1.25%    to  3.15%    4.24%     to  6.41%

   2007               898           $20.29    to  $26.96   22,936   4.79%         1.25%    to  3.05%    3.16%     to  10.40%

   2006               1,058         $19.56    to  $25.37   25,641   4.47%         1.40%    to  2.75%    1.20%     to  2.86%

   2005               1,282         $19.33    to  $24.67   30,472   4.28%         1.40%    to  2.75%    -0.37%    to  1.22%

   2004               1,304         $19.40    to  $24.37   30,923   5.07%         1.40%    to  2.75%    0.66%     to  2.27%
Franklin Zero
Coupon
Fund 2010

   2008               157           $28.90    to  $43.65   5,768    5.72%         1.25%    to  3.15%    4.15%     to  6.16%

   2007               124           $31.02    to  $39.98   4,581    4.95%         1.25%    to  3.05%    5.11%     to  12.43%

   2006               132           $29.36    to  $37.33   4,577    4.23%         1.40%    to  2.75%    -0.07%    to  1.29%

   2005               131           $29.38    to  $36.85   4,593    3.94%         1.40%    to  2.75%    -1.21%    to  0.13%

   2004               126           $29.74    to  $36.80   4,542    4.75%         1.40%    to  2.75%    1.87%     to  3.26%
J.P. Morgan
International
Opportunities
Portfolio

   2008               1             $7.03     to  $7.03    7        0.00%         1.49%    to  1.49%    -42.22%   to  -42.22%

   2007               1             $12.17    to  $12.17   12       0.00%         1.49%    to  1.49%    7.71%     to  7.71%

   2006               1             $11.30    to  $11.30   12       0.00%         1.49%    to  1.49%    20.24%    to  20.24%

   2005               1             $9.40     to  $9.40    10       0.00%         1.49%    to  1.49%    9.06%     to  9.06%

   2004               1             $8.62     to  $8.62    9        0.00%         1.49%    to  1.49%    16.61%    to  16.61%
J.P. Morgan U.S.
Large Cap Core
Equity Portfolio

   2008               2             $6.08     to  $6.08    9        0.00%         1.49%    to  1.49%    -34.96%   to  -34.96%

   2007               2             $9.35     to  $9.35    15       0.00%         1.49%    to  1.49%    0.15%     to  0.15%

   2006               2             $9.33     to  $9.33    15       0.00%         1.49%    to  1.49%    14.85%    to  14.85%

   2005               2             $8.13     to  $8.13    13       0.00%         1.49%    to  1.49%    -0.14%    to  -0.14%

   2004               2             $8.14     to  $8.14    13       0.00%         1.49%    to  1.49%    7.86%     to  7.86%
Mutual Discovery
Securities Fund

   2008               811           $16.67    to  $21.51   16,038   2.39%         1.25%    to  3.15%    -30.68%   to  -29.29%

   2007               732           $25.68    to  $30.42   20,783   1.57%         1.25%    to  3.05%    8.23%     to  13.23%

   2006               676           $23.61    to  $27.51   17,577   1.12%         1.40%    to  2.75%    19.73%    to  21.61%

   2005               582           $19.72    to  $22.62   12,660   1.33%         1.40%    to  2.75%    12.83%    to  14.66%

   2004               512           $17.47    to  $19.73   9,929    1.13%         1.40%    to  2.75%    14.98%    to  16.90%
Mutual Shares
Securities Fund

   2008               1,344         $11.86    to  $15.33   18,799   3.10%         1.25%    to  3.15%    -39.06%   to  -37.81%

   2007               1,224         $20.79    to  $24.65   27,956   1.55%         1.25%    to  3.05%    0.13%     to  4.75%

   2006               1,165         $20.65    to  $24.10   26,308   1.37%         1.40%    to  2.75%    15.18%    to  17.02%

   2005               980           $17.93    to  $20.60   19,434   0.97%         1.40%    to  2.75%    7.56%     to  9.29%

   2004               879           $16.67    to  $18.85   16,326   0.88%         1.40%    to  2.75%    9.57%     to  11.31%





                 See Accompanying Notes to Financial Statements
                                       101

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:



                    At December 31                            For the years ended December 31
                    ----------------------------------------- ------------------------------------------------------------------
                    Units                                 Net      Investment
                    Outstanding    Unit Fair Value      Assets     Income        Expense Ratio          Total Return
                    ****           lowest to highest     ****      Ratio*        lowest to highest**    lowest to highest***

OpCap Mid Cap
Portfolio

   2008             186            $5.85    to   $6.11    1,107    0.40%         1.25%    to  3.15%    -43.49%    to  -42.40%

   2007             79             $10.35   to   $10.61   818      0.22%         1.25%    to  3.05%    3.99%      to  5.89%

   2006(3)          13             $9.92    to   $10.00   130      0.00%         1.49%    to  2.75%    -1.24%     to  -0.41%
Oppenheimer
Global
Securities
Fund/VA

   2008             112            $8.02    to   $9.19    953      1.60%         1.49%    to  2.75%    -41.81%    to  -41.07%

   2007             150            $13.78   to   $15.60   2,160    1.49%         1.49%    to  2.75%    3.42%      to  4.74%

   2006             210            $13.32   to   $14.89   2,918    1.02%         1.49%    to  2.75%    14.51%     to  15.96%

   2005             220            $11.63   to   $12.84   2,651    1.05%         1.49%    to  2.75%    11.21%     to  12.62%

   2004             232            $10.46   to   $11.40   2,504    0.90%         1.49%    to  2.75%    15.92%     to  17.40%
Oppenheimer High
Income Fund/VA

   2008             156            $2.43    to   $2.71    402      7.09%         1.25%    to  2.75%    -79.25%    to  -78.94%

   2007             53             $11.71   to   $12.90   663      8.16%         1.25%    to  2.75%    -2.83%     to  -1.35%

   2006             90             $12.05   to   $13.11   1,141    7.80%         1.49%    to  2.75%    6.46%      to  7.81%

   2005             188            $11.32   to   $12.16   2,210    7.61%         1.49%    to  2.75%    -0.45%     to  0.80%

   2004             246            $11.37   to   $12.06   2,898    8.74%         1.49%    to  2.75%    6.00%      to  7.35%
Oppenheimer Main
Street Fund/VA

   2008             196            $6.27    to   $6.84    1,280    1.52%         1.49%    to  2.75%    -40.14%    to  -39.38%

   2007             213            $10.48   to   $11.31   2,309    1.07%         1.49%    to  2.75%    1.58%      to  2.87%

   2006             291            $10.31   to   $11.01   3,095    1.16%         1.49%    to  2.75%    11.91%     to  13.33%

   2005             344            $9.22    to   $9.73    3,248    1.35%         1.49%    to  2.75%    3.11%      to  4.41%

   2004             365            $8.94    to   $9.34    3,330    0.68%         1.49%    to  2.75%    6.48%      to  7.84%
PIMCO VIT All
Asset Portfolio

   2008             254            $10.04   to   $11.34   2,737    6.74%         1.25%    to  3.15%    -18.46%    to  -16.89%

   2007             166            $12.83   to   $13.67   2,193    7.39%         1.25%    to  3.05%    5.06%      to  6.97%

   2006             176            $12.39   to   $12.81   2,200    5.13%         1.49%    to  2.75%    1.83%      to  3.12%

   2005             250            $12.17   to   $12.42   3,060    5.55%         1.49%    to  2.75%    3.35%      to  4.66%

   2004(1)          57             $11.77   to   $11.87   668      5.90%         1.49%    to  2.75%    10.24%     to  11.16%
PIMCO VIT
CommodityRealReturn
Strategy
Portfolio

   2008             426            $6.69    to   $7.14    2,930    4.84%         1.25%    to  3.15%    -45.54%    to  -44.49%

   2007             172            $12.36   to   $12.87   2,146    4.84%         1.25%    to  3.05%    19.52%     to  21.70%

   2006             143            $10.31   to   $10.53   1,479    4.70%         1.49%    to  2.75%    -5.72%     to  -4.53%

   2005(2)          75             $10.94   to   $11.03   823      3.40%         1.49%    to  2.75%    9.20%      to  10.11%
PIMCO VIT
Emerging
Markets
Bond
Portfolio

   2008             144            $9.83    to   $10.40   1,445    6.54%         1.25%    to  3.15%    -17.25%    to  -15.66%

   2007             103            $11.85   to   $12.34   1,235    5.76%         1.25%    to  3.05%    2.63%      to  4.50%

   2006             70             $11.51   to   $11.76   816      5.25%         1.49%    to  2.75%    6.32%      to  7.66%

   2005(2)          18             $10.83   to   $10.92   198      3.24%         1.49%    to  2.75%    8.22%      to  9.12%



                 See Accompanying Notes to Financial Statements
                                       102

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:




                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                               Net       Investment
                        Outstanding   Unit Fair Value       Assets    Income        Expense Ratio          Total Return
                        ****          lowest to highest     ****      Ratio*        lowest to highest**    lowest to highest***

PIMCO VIT Global
Bond Portfolio

   2008                171            $9.66    to   $10.26   1,686    3.33%         1.25%    to   3.15%    -3.93%    to  -2.08%

   2007                99             $10.07   to   $10.48   1,005    3.39%         1.25%    to   3.05%    6.43%     to  8.38%

   2006                44             $9.43    to   $9.61    420      3.46%         1.49%    to   2.75%    1.82%     to  3.11%

   2005(2)             7              $9.26    to   $9.33    63       0.00%         1.65%    to   2.75%    -7.27%    to  -6.49%
PIMCO VIT High
Yield Portfolio

   2008                254            $9.44    to   $10.78   2,528    7.88%         1.25%    to   3.15%    -25.92%   to  -24.49%

   2007                239            $12.85   to   $14.14   3,190    7.00%         1.25%    to   3.05%    0.39%     to  2.22%

   2006                276            $12.76   to   $13.86   3,630    6.93%         1.40%    to   2.75%    6.15%     to  7.59%

   2005                286            $12.02   to   $12.88   3,518    6.58%         1.40%    to   2.75%    1.31%     to  2.68%

   2004                226            $11.86   to   $12.54   2,750    6.54%         1.40%    to   2.75%    6.58%     to  8.04%
PIMCO VIT Real
Return Portfolio

   2008                685            $10.33   to   $11.39   7,378    3.51%         1.25%    to   3.15%    -9.94%    to  -8.21%

   2007                540            $11.57   to   $12.30   6,396    4.70%         1.25%    to   3.05%    7.33%     to  9.29%

   2006                621            $10.75   to   $11.26   6,778    4.26%         1.49%    to   2.75%    -2.01%    to  -0.77%

   2005                570            $10.97   to   $11.34   6,319    2.84%         1.49%    to   2.75%    -0.66%    to  0.59%

   2004                382            $11.02   to   $11.28   4,257    1.09%         1.49%    to   2.75%    5.96%     to  7.30%
PIMCO VIT
StocksPLUS
Growth and
Income
Portfolio

   2008                11             $5.99    to   $6.55    72       7.40%         1.25%    to   2.75%    -44.19%   to  -43.34%

   2007                17             $10.72   to   $11.57   193      7.18%         1.25%    to   2.75%    3.94%     to  5.52%

   2006                30             $10.30   to   $10.98   323      4.95%         1.40%    to   2.75%    11.79%    to  13.31%

   2005                33             $9.20    to   $9.69    316      2.43%         1.40%    to   2.60%    0.84%     to  2.05%

   2004                38             $9.10    to   $9.50    357      1.66%         1.40%    to   2.60%    7.96%     to  9.27%
PIMCO VIT
Total
Return
Portfolio

   2008                925            $12.53   to   $15.49   12,759   4.44%         1.25%    to   3.15%    1.54%     to  3.50%

   2007                682            $12.44   to   $14.75   9,028    4.82%         1.25%    to   3.05%    5.48%     to  7.40%

   2006                716            $11.76   to   $13.52   8,883    4.44%         1.40%    to   2.75%    1.04%     to  2.41%

   2005                678            $11.64   to   $13.21   8,292    3.44%         1.40%    to   2.75%    -0.32%    to  1.03%

   2004                588            $11.67   to   $13.09   7,202    1.89%         1.40%    to   2.75%    2.04%     to  3.43%
Seligman
Global
Technology
Portfolio

   2008                1              $4.52    to   $4.52    5        0.00%         1.49%    to   1.49%    -41.14%   to  -41.14%

   2007                1              $7.68    to   $7.68    8        0.00%         1.49%    to   1.49%    13.73%    to  13.73%

   2006                1              $6.75    to   $6.75    9        0.00%         1.49%    to   1.49%    16.18%    to  16.18%

   2005                1              $5.81    to   $5.81    8        0.00%         1.49%    to   1.49%    6.54%     to  6.54%

   2004                1              $5.45    to   $5.45    7        0.00%         1.49%    to   1.49%    2.44%     to  2.44%










                 See Accompanying Notes to Financial Statements
                                       103

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:




                        At December 31                            For the years ended December 31
                        ----------------------------------------- ------------------------------------------------------------------
                        Units                               Net       Investment
                        Outstanding  Unit Fair Value        Assets    Income         Expense Ratio          Total Return
                        ****         lowest to highest       ****     Ratio*         lowest to highest**    lowest to highest***

Seligman
Small-Cap
Value
Portfolio

   2008                 49             $10.96   to   $16.71   589      0.00%         1.49%    to   2.75%    -41.18%   to  -40.43%

   2007                 79             $18.64   to   $28.05   1,579    0.00%         1.49%    to   2.75%    1.30%     to  2.59%

   2006                 100            $18.40   to   $27.35   1,964    0.00%         1.49%    to   2.75%    17.97%    to  19.46%

   2005                 106            $15.60   to   $22.89   1,746    10.45%        1.49%    to   2.75%    -6.58%    to  -5.39%

   2004                 113            $16.69   to   $24.20   1,993    0.00%         1.49%    to   2.75%    16.69%    to  18.17%
SP Strategic
Partners
Focused
Growth
Portfolio

   2008                 53             $4.41    to   $4.92    246      0.00%         1.25%    to   2.75%    -40.21%   to  -39.31%

   2007                 48             $7.38    to   $8.12    370      0.00%         1.25%    to   2.75%    11.55%    to  13.24%

   2006                 65             $6.62    to   $7.18    448      0.00%         1.40%    to   2.75%    -3.78%    to  -2.48%

   2005                 80             $6.88    to   $7.36    563      0.00%         1.40%    to   2.75%    11.72%    to  13.23%

   2004                 49             $6.16    to   $6.50    311      0.00%         1.40%    to   2.75%    6.91%     to  8.37%
SP International
Growth
Portfolio

   2008                 46             $4.46    to   $4.97    218      1.55%         1.25%    to   2.75%    -51.83%   to  -51.10%

   2007                 55             $9.26    to   $10.19   529      0.43%         1.25%    to   2.75%    15.88%    to  17.64%

   2006                 49             $7.99    to   $8.67    408      1.54%         1.40%    to   2.75%    16.92%    to  18.51%

   2005                 52             $6.84    to   $7.32    367      0.29%         1.40%    to   2.75%    12.66%    to  14.19%

   2004                 54             $6.07    to   $6.41    340      0.00%         1.40%    to   2.75%    12.96%    to  14.50%
Templeton Asset
Strategy Fund

   2008                 31             $17.17   to   $17.38   536      10.70%        1.40%    to   1.49%    -26.21%   to  -26.01%

   2007                 33             $23.23   to   $23.49   781      16.91%        1.40%    to   1.49%    8.38%     to  8.78%

   2006                 38             $21.37   to   $21.60   819      7.26%         1.40%    to   1.49%    19.32%    to  19.71%

   2005                 45             $17.87   to   $18.04   816      3.97%         1.40%    to   1.49%    2.32%     to  2.41%

   2004                 49             $17.46   to   $17.62   870      2.94%         1.40%    to   1.49%    14.00%    to  14.32%
Templeton
Foreign
Securities
Fund

   2008                 590            $15.06   to   $19.45   11,026   2.59%         1.25%    to   2.75%    -42.00%   to  -41.07%

   2007                 678            $25.97   to   $33.00   21,594   2.14%         1.25%    to   2.75%    12.31%    to  14.17%

   2006                 777            $23.12   to   $28.90   21,679   1.38%         1.40%    to   2.75%    18.16%    to  20.01%

   2005                 814            $19.57   to   $24.08   19,137   1.29%         1.40%    to   2.75%    7.19%     to  8.94%

   2004                 885            $18.26   to   $22.11   19,411   1.16%         1.40%    to   2.75%    15.30%    to  17.22%
Templeton
Global Income
Securities Fund

   2008                 209            $23.11   to   $35.01   6,613    4.97%         1.25%    to   3.15%    2.90%     to  4.98%

   2007                 140            $25.30   to   $33.35   4,446    2.76%         1.25%    to   3.05%    7.48%     to  15.16%

   2006                 115            $29.91   to   $30.40   3,501    3.17%         1.40%    to   1.49%    11.11%    to  11.57%

   2005                 133            $26.83   to   $27.24   3,626    6.34%         1.40%    to   1.49%    -4.51%    to  -4.26%

   2004                 145            $28.05   to   $28.46   4,136    11.01%        1.40%    to   1.49%    13.04%    to  13.49%




                 See Accompanying Notes to Financial Statements
                                       104

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2008


6. FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:





                        At December 31                            For the years ended December 31
                        -------------------------------------     ------------------------------------------------------------------
                        Units                           Net       Investment
                        Outstanding  Unit Fair Value    Assets    Income        Expense Ratio             Total Return
                        ****         lowest to highest   ****     Ratio*        lowest to highest**       lowest to highest***
Templeton Growth
Securities Fund

   2008                 861          $12.63 to $17.21   13,480     1.89%         1.25%    to   3.15%      -44.12%   to  -42.94%

   2007                 812          $24.54 to $30.17   22,689     1.44%         1.25%    to   3.05%      -0.96%    to  4.43%

   2006                 787          $24.64 to $29.84   21,966     1.40%         1.40%    to   2.75%      18.51%    to  20.51%

   2005                 717          $20.80 to $24.76   17,119     1.19%         1.40%    to   2.75%      5.92%     to  7.55%

   2004                 761          $19.63 to $23.02   17,190     1.25%         1.40%    to   2.75%      12.87%    to  14.63%
Van Kampen LIT
Capital Growth
Portfolio

   2008                 -            $4.43  to $4.43    2          0.00%         1.40%    to   1.49%      -49.87%   to  -49.82%

   2007                 1            $8.84  to $8.84    5          0.00%         1.40%    to   1.49%      14.91%    to  15.01%

   2006                 1            $7.69  to $7.73    9          0.00%         1.40%    to   1.49%      1.11%     to  1.20%

   2005                 2            $7.61  to $7.64    12         0.00%         1.40%    to   1.49%      6.05%     to  6.15%

   2004                 2            $7.18  to $7.20    14         0.00%         1.40%    to   1.49%      5.19%     to  5.29%








* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net investment income ratios may be calculated by applying applicable expense ratios.

** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and is not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2008 and 2007 were $795 and $1,315, respectively.

1.       Period from May 3, 2004 (fund commencement) to December 31, 2004

2.       Period from May 2, 2005 (fund commencement) to December 31, 2005

3.       Period from May 2, 2006 (fund commencement) to December 31, 2006

4.       Period from May 1, 2007 (fund commencement) to December 31, 2007

5.       Period from May 1, 2008 (fund commencement) to December 31, 2008














                 See Accompanying Notes to Financial Statements
                                       105







[KPMG Logo]






                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                              Financial Statements

                           and Supplemental Schedules

                           December 31, 2008 and 2007

                     (With Report of Independent Registered

                        Public Accounting Firm Thereon)

[KPMG Logo]



                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402




            Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder
Allianz Life Insurance Company of New York:


We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2008 and 2007, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the Company has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



                      /s/ KPMG LLP




Minneapolis, Minnesota
March 24, 2009



         KPMG, LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative


                                        ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                      Balance Sheets
                                                December 31, 2008 and 2007
                                             (In thousands, except share data)

                                    Assets                                                2008               2007
                                                                                   ---------------   ----------------
Investments:
     Fixed-maturity securities, available-for-sale, at fair value
        (amortized cost of $347,328 and $278,599, respectively)                 $          362,843$          288,549
     Short-term securities                                                                  30,296             1,218
     Policy loans                                                                              163                96
                                                                                   ---------------   ----------------
                 Total investments                                                         393,302           289,863
Cash                                                                                         3,581             1,921
Accrued investment income                                                                    4,677             3,766
Receivables (net of allowance for uncollectible accounts
     of $0 and $0, respectively)                                                                              13,033
Reinsurance recoverables and receivables                                                     1,177             4,475
Deferred acquisition costs                                                                  58,339            38,741
Other assets                                                                                15,739            12,697
                                                                                   ---------------   ----------------
                 Assets, exclusive of separate accounts assets                             476,815           364,496
Separate account assets                                                                    450,820           572,186
                                                                                   ---------------   ----------------
                 Total assets                                                   $          927,635$          936,682
                                                                                   ===================   ==============
See accompanying notes to financial statements.



                                       ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                     Balance Sheets
                                               December 31, 2008 and 2007
                                            (In thousands, except share data)


                     Liabilities and Stockholder's Equity                                 2008               2007
                                                                                   ----------------   ----------------
Policyholder liabilities:
     Policy and contract account balances                                       $          362,186 $          263,300
     Future policy benefit reserves                                                         21,861              5,147
     Policy and contract claims                                                              3,295              7,298
     Unearned premiums                                                                       1,026                737
     Other policyholder funds                                                                3,993              1,191
                                                                                   ----------------   ----------------
                 Total policyholder liabilities                                            392,361            277,673
Other liabilities                                                                            2,929              8,871
                                                                                   ----------------   ----------------
                 Liabilities, exclusive of separate account liabilities                    395,290            286,544
Separate account liabilities                                                               450,820            572,186
                                                                                   ----------------   ----------------
                 Total liabilities                                                         846,110            858,730
                                                                                   ----------------   ----------------
Stockholder's equity:
     Common stock, $10 par value; 200,000 shares authorized, issued,
        and outstanding at December 31, 2008 and 2007                                        2,000              2,000
     Additional paid-in capital                                                             32,500             15,500
     Retained earnings                                                                      42,793             57,147
     Accumulated other comprehensive income, net of tax                                      4,232              3,305
                                                                                   ----------------   ----------------
                 Total stockholder's equity                                                 81,525             77,952
                                                                                   ----------------   ----------------
                                                                                   ----------------   ----------------
                 Total liabilities and stockholder's equity                     $          927,635 $          936,682
                                                                                   =================   ==============
See accompanying notes to financial statements.


                                                      ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                           Statements of Operations
                                                 Years ended December 31, 2008, 2007, and 2006
                                                                (In thousands)


                                                                            2008               2007                  2006
                                                                     ---------------   -------------------   -------------------
Revenue:
     Premiums                                                     $            4,591   $         6,563      $      18,412
     Policy fees                                                              12,471            11,819             10,273
     Premiums and annuity considerations, ceded                              (2,038)            (4,824)            (8,278)
                                                                     ---------------   -------------------   -------------------
                 Net premiums and considerations                              15,024            13,558             20,407
     Interest and similar income, net                                         19,703            16,740             14,561
     Derivative (loss) income                                                 (1,412)             (314)             2,494
     Realized investment losses, net                                         (30,175)           (6,035)            (5,522)
     Other revenue                                                             1,205             8,538              4,753
                                                                     -------------------   -------------------   ----------------
                 Total revenue                                                 4,345            32,487             36,693
                                                                     -------------------   -------------------   ----------------
Benefits and expenses:
     Policyholder benefits                                                     8,170             8,012             17,698
     Change in fair value of annuity embedded derivatives                     11,251            (2,594)             5,026
     Benefit recoveries                                                       (1,584)           (5,196)            (5,941)
     Net interest credited to policyholder account values                     10,749             8,022              5,744
                                                                     -------------------   -------------------   ----------------
                 Net benefits                                                 28,586             8,244             22,527
     Commissions and other agent compensation                                 13,372             9,764              8,238
     General and administrative expenses                                       9,765            13,103             12,648
     Change in deferred acquisition costs, net                               (23,793)           (9,650)            (8,153)
                                                                     -------------------   -------------------   ----------------
                 Total benefits and expenses                                  27,930            21,461             35,260
                                                                     -------------------   -------------------   ----------------
                 (Loss) income from operations before income taxes           (23,585)           11,026              1,433
                                                                     -------------------   -------------------   ----------------
Income tax (benefit) expense:
     Current                                                                  (3,328)           (1,537)             1,333
     Deferred                                                                 (5,903)            4,753             (1,356)
                                                                     -------------------   -------------------   ----------------
                 Total income tax (benefit) expense                           (9,231)            3,216                (23)
                                                                     -------------------   -------------------   ----------------
                 Net (loss) income                                $          (14,354)     $      7,810      $       1,456
                                                                     ===================   ===================   ================
See accompanying notes to financial statements.


                                             ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                              Statements of Comprehensive Income (Loss)
                                            Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)


                                                                        2008                  2007                  2006
                                                                  ------------------    ------------------    ------------------
Net (loss) income                                               $           (14,354)    $         7,810       $      1,456
                                                                  ------------------    ------------------    ------------------
Other comprehensive income (loss):
     Unrealized losses on fixed-maturity securities:
           Unrealized holding losses arising during
              the period, net of effect of shadow
              adjustments of $(4,138), $(3,581), and $(1,061),
              in 2008, 2007, and 2006, respectively
              and net of tax benefit of $10,061,
              $1,143, and $1,866 in 2008, 2007, and 2006,
              respectively                                                  (18,687)            (2,122)              (3,467)
           Decrease in unrealized holding
              losses due to reclassification
              adjustment for realized losses
              included in net (loss) income, net of tax
              (expense) of $(10,561), $(2,112),
              and $(1,932) in 2008, 2007, and 2006,
              respectively                                                   19,614              3,923                3,590
                                                                  ------------------    ------------------    ------------------
                 Total other comprehensive
                    income                                                      927              1,801                  123
                                                                  ------------------    ------------------    ------------------
                                                                  ------------------    ------------------    ------------------
                 Total comprehensive (loss) income               $          (13,427)      $      9,611         $      1,579
                                                                  ==================    ==================    ==================
See accompanying notes to financial statements.


                                                      ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                          Statements of Stockholder's Equity
                                                     Years ended December 31, 2008, 2007, and 2006
                                                                    (In thousands)

                                                                                                       Accumulated
                                                                 Additional                               other             Total
                                              Common               paid-in            Retained        comprehensive    stockholder's
                                               stock               capital            earnings           income             equity
                                             --------------   -----------------   --------------    ---------------  ---------------
2006:
     Balance, beginning of year           $       2,000     $         15,500    $      47,881     $       1,381     $        66,762
     Comprehensive income:
        Net income                                   -                -                 1,456                -                1,456
        Net unrealized gain on
           investments, net of
           shadow adjustments
           and deferred taxes                        -                -                   -                 123                 123
                                                                                                                      --------------
                 Total comprehensive
                    income                                                                                                    1,579
                                             --------------   -----------------   --------------    ---------------   --------------
     Balance, end of year                 $       2,000     $         15,500    $       49,337    $       1,504     $        68,341
                                             ==============   =================   ==============    ===============   ==============
2007:
     Balance, beginning of year           $       2,000     $         15,500    $       49,337    $       1,504     $        68,341
     Comprehensive income:
        Net income                                   -                -                  7,810             -                  7,810
        Net unrealized gain on
           investments, net of
           shadow adjustments
           and deferred taxes                        -                -                    -              1,801               1,801
                                                                                                                      --------------
                 Total comprehensive
                    income                                                                                                    9,611
                                             --------------   -----------------   --------------    ---------------   --------------
     Balance, end of year                 $       2,000     $         15,500    $        57,147   $       3,305     $        77,952
                                             ==============   =================   ==============    ===============   ==============
2008:
     Balance, beginning of year           $       2,000     $         15,500    $        57,147   $       3,305  $           77,952
     Comprehensive loss:
        Net loss                                     -                -                 (14,354)            -               (14,354)
        Net unrealized gain on
           investments, net of
           shadow adjustments
           and deferred taxes                        -                -                    -                927                 927
                                                                                                                      --------------
                 Total comprehensive
                    loss                                                                                                    (13,427)
        Capital contribution                         -                17,000               -                -                17,000
                                             --------------   -----------------   --------------    ---------------   --------------
     Balance, end of year                 $       2,000      $        32,500    $        42,793    $       4,232    $        81,525
                                             ==============   =================   ==============    ===============   ==============


See accompanying notes to financial statements.

                                                 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                          Statements of Cash Flows
                                                Years ended December 31, 2008, 2007, and 2006
                                                               (In thousands)


                                                                               2008                  2007               2006
                                                                       -------------------   -------------------   ---------------
Cash flows provided by (used in) operating activities:
     Net (loss) income                                                 $       (14,354)     $       7,810 $            1,456
                                                                       -------------------   -------------------   ---------------
     Adjustments to reconcile net (loss) income to net cash
        provided by (used in) operating activities:
           Realized investment losses                                           30,175              6,035              5,522
           Unrealized (loss) gain on annuity-related reserves                     (969)            (3,197)             4,928
           Deferred federal income tax (benefit) expense                        (5,903)             4,753             (1,356)
           Charges to policy account balances                                     (224)              (327)               (16)
           Interest credited to policy account balances                         10,749              8,022              5,744
           Amortization of (discount) premium, net                                (831)              (367)               450
           Change in:
              Receivables and other assets                                       3,407             (1,045)            (1,280)
              Reinsurance recoverable                                            3,298              9,306             (8,500)
              Deferred acquisition costs                                       (23,794)            (9,649)            (8,153)
              Future policy benefit reserves                                    16,714                764                240
              Policy and contract claims                                        (4,003)            (9,452)                67
              Unearned premiums                                                    289                371                259
              Other policyholder funds                                           2,802                420             (2,174)
              Accrued expenses and other                                        (4,331)           (17,555)            11,379
              Payable (receivable) to (from) parent                             10,568            (12,334)             2,228
                                                                       -------------------   -------------------   ---------------
                 Total adjustments                                              37,947            (24,255)             9,338
                                                                       -------------------   -------------------   ---------------
                                                                       -------------------   -------------------   ---------------
                 Net cash provided by (used in) operating activities            23,593            (16,445)            10,794
                                                                       -------------------   -------------------   ---------------
Cash flows (used in) provided by investing activities:
     Purchase of fixed-maturity securities                                    (115,649)           (69,585)           (59,334)
     Purchase of equity securities                                                  -                 -                   (9)
     Sale and other redemptions of fixed-maturity securities                    17,576             64,649             20,696
     Sale of equity securities, tax free exchanges, and spin-offs                   -                 -                1,088
     Change in securities held under agreements to repurchase                       -                 -                 (879)
     Net change in short-term securities                                       (29,078)             7,097             (1,425)
     Other, net                                                                    (67)               (28)               (32)
                                                                       -------------------   -------------------   ---------------
                 Net cash (used in) provided by investing activities          (127,218)             2,133            (39,895)
                                                                       -------------------   -------------------   ---------------
Cash flows provided by financing activities:
     Policyholders' deposits to account balances                                93,203             57,756             50,045
     Policyholders' withdrawals from account balances                          (19,097)           (44,823)           (13,651)
     Policyholders' net transfers between account balances                      15,224               (251)            (6,760)
     Change in amounts drawn in excess of bank balances                         (1,045)              (419)              (353)
     Contribution from parent                                                   17,000                 -                 -
                                                                       -------------------   -------------------   ---------------
                 Net cash provided by financing activities                     105,285             12,263             29,281
                                                                       -------------------   -------------------   ---------------
                                                                       -------------------   -------------------   ---------------
                 Net change in cash                                              1,660             (2,049)              180
Cash at beginning of year                                                        1,921              3,970             3,790
                                                                       -------------------   -------------------   ---------------
Cash at end of year                                                    $         3,581 $            1,921 $            3,970
                                                                       ===================   ===================   ===============
See accompanying notes to financial statements.


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)





(1) ORGANIZATION

    Allianz Life Insurance Company of New York is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of New York is referred to as the Company.

    The Company is a life insurance company licensed to sell annuity, group accident and health, group life, and long-term care policies in six states and the District of Columbia. Based on 2008 statutory net premium written, 99%, 1%, and less than 1% of the Company's business is annuity, accident and health, and life insurance, respectively. The annuity business consists of variable, five-year deferred, and fixed-indexed annuities representing 61%, 29%, and 10% of 2008 statutory net premium written, respectively. Accident and health business is comprised primarily of long-term care (LTC) insurance. The Company exited most other health insurance business in 2006 (see note 10). Life business is comprised of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  BASIS OF PRESENTATION

         The Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

    (b)  USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the Balance Sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the financial statements. Such changes in estimates are recorded in the period they are determined.

    (c)  INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

         Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Policy fees on the Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums and recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in change in fair value of annuity embedded derivatives on the Statements of Operations. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and policyholder benefits, respectively, on the Statements of Operations.



                                       8                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)




    (d)  LIFE AND ACCIDENT AND HEALTH INSURANCE

         Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

         Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

    (e)  DEFERRED ACQUISITION COSTS

         Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs
         (DAC) are reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped such that the balance can not exceed the original capitalized costs plus interest.

         Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively on the Statements of Operations.

         Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities and write-downs on other-than-temporarily impaired fixed-maturity securities. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 6.


                                       9                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



         The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    (f)  DEFERRED SALES INDUCEMENTS

         Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

         Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) is reported in other assets in the Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Statements of Operations. DSI capitalization related to a persistency and immediate bonus on nonindexed annuities are recorded in policyholder benefits on the Statements of Operations. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Statements of Operations.

         Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Adjustments may also be made to DSI related to deferred annuities for investment activity, such as defaults on fixed-maturity securities and write-downs on other-than-temporarily impaired fixed-maturity securities. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

    (g)  FUTURE POLICY BENEFIT RESERVES

         Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.0% to 6.0%.

    (h)  POLICY AND CONTRACT ACCOUNT BALANCES

         Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts
         - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract


                                       10                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company's own credit risk and for risk that the Company's assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

         Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Balance Sheets.

    (i)  POLICY AND CONTRACT CLAIMS

         Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

    (j)  REINSURANCE

         The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable, and are included in other liabilities on the Balance Sheets.

         A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other revenue on the Statements of Operations.

    (k)  INVESTMENTS

         The Company classifies certain fixed-maturity securities as "available-for-sale." Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC and DSI (commonly


                                       11                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)

         referred to as shadow adjustments). The adjustments to DAC and DSI represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. Dividends are accrued on the date they are declared. Interest is accrued as earned.

         Mortgage-backed securities and structured securities are amortized using anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at their unpaid principal balances.

         For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Statements of Operations.

         The fair value of fixed-maturity securities are obtained from third-party pricing sources wherever possible, except for short-term securities, which are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by AZOA portfolio managers for reasonableness. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price. Also, the models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

         Realized gains and losses are computed based on sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC and DSI for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date.

         The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. For the year ended December 31, 2006, the Company adopted Financial Accounting Standards Board (FASB), FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management's judgment, to determine whether fixed-maturity securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-income securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and

                                       12                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         recognize an impairment loss in the period of the decline. For other-than-temporarily impaired securities where the Company is unable to assert intent and ability to hold, but otherwise expects the security to recover, in periods subsequent to the recognition of an other-than-temporary impairment loss, these impaired fixed-maturity securities are accounted for as if they had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity securities would be accreted over their remaining life in a prospective manner. For securities that are impaired due to issuer default or due to the Company otherwise not expecting the security to recover, there is no accretion of the impaired amounts.

         The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional impairments should the fair value fall below the book value.

         Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statements of Operations. The Company may adjust DAC and DSI for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

    (l)  ACCOUNTING FOR FUTURES CONTRACTS

         The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and, beginning in July 2006, uses exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell futures contracts as deemed appropriate or take other actions.

         Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Balance Sheets. Gains and/or losses on futures contracts are included in derivative (loss) income on the Statements of Operations.

    (m)  RECEIVABLES

         Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company's assessment of the ability to collect. The allowance is estimated by aging the balances of the parties and setting up an allowance for any balances that are more than 90 days old.


                                       13                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    (n)  INCOME TAXES

         The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the
         Internal Revenue Code and its related regulations, and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit on its losses and any other tax attributes to the extent it could have obtained a benefit against the Company's post-1990 separate return tax liability.

         The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Balance Sheets. Any such change could significantly affect the amounts reported on the Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service
         (IRS) or the tax courts.

         The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences, such as other-than-temporary impairments, will not reverse over time (see further discussion in note 11).

    (o)  SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

         The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts, where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit
         (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

         Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any of other business of the Company. Separate account assets and liabilities are reported as summary totals on the Balance


                                       14                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and are included in policyholder benefits on the Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and the changes in these embedded derivatives are included in change in fair value of annuity embedded derivatives on the Statements of Operations.

         The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current policyholder account value.

         The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following features:

            o Return of Premium: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

            o Reset: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value, adjusted for withdrawals.

            o Ratchet: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age
              81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarter - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

         The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

            o Return of Premium: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

            o Ratchet: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.

            o Rollup: Provides an annuitization value equal to the greater of account value and premiums, adjusted for withdrawals accumulated with a compound interest rate.



                                       15                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

         The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2008 and 2007:

            o 100 stochastically generated investment performance scenarios.

            o Mean investment performance assumption was 7.96%.

            o Volatility assumption was 13.69%.

            o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality
              Table as of December 31, 2008 and 2007, respectively.

            o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 20%.

            o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

            o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%), less the applicable mortality and expense rate.

         The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

         The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

         The  GMAB  and GMWB liabilities  are  determined  each  period  as  the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring these benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date.


                                       16                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2008 and 2007:

            o 200 stochastically generated investment performance scenarios.

            o Market volatility assumption of 23.3% applied to an aggregate separate account funds beta of 58.0%.

            o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality
              Table as of December 31, 2008 and 2007, respectively.

            o Lapse rates vary by contract type and duration. As of December 31,
              2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

            o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

    (p)  PERMITTED STATUTORY ACCOUNTING PRACTICES

         The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

    (q)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

         In January 2009, the FASB issued FSP EITF No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). The FSP amends the impairment guidance of EITF No. 99-20, Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets, by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material impact on the Company's Financial Statements.

         In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The Company adopted this statement as of January 1, 2008. Adopting SFAS 157 required changes to the methods for valuing liabilities for equity-indexed and guaranteed benefits provided in the Company's fixed-indexed and variable annuity products, which are currently accounted for under SFAS 133. As required


                                       17                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)

         by SFAS 157, the fair valuation models for these financial liabilities reflect components relating to the Company's own credit standing and risk margin. The consideration of these additional elements resulted in an increase in future policy benefit reserves on the Company's Balance Sheets of $19 as of January 1, 2008. The pre-tax income impact of this change, net of the related adjustments to amortization of DAC and DSI was $(6).

         In February 2008, the FASB issued FSP SFAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (FSP FAS 157-1). FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, Accounting for Leases (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS 13. The Company adopted this FSP as of January 1, 2008. The adoption did not impact the Company's Financial Statements.

         In February 2008, the FASB issued FSP SFAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). FSP FAS 157-2 delays the effective date of SFAS 157 to fiscal years beginning after December 15, 2008 for certain nonfinancial assets and nonfinancial liabilities within the scope of the FSP. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FAS 157-2.

         In October 2008, the FASB issued FSP SFAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. This FSP clarifies the application of SFAS 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The FSP states that the objective of a fair value measurement is to estimate the price that would be received to sell an asset currently (an exit price) in an orderly transaction that is not a forced liquidation or a distress sale, even if there is little or no market activity for the asset at the measurement date. Further, when relevant observable market information is not available, an approach that incorporates management's judgments about the assumptions that market participants would use in pricing the asset in a current sale transaction would be acceptable. The FSP was effective when issued. Adoption of this FSP did not have a material impact on the Company's Financial Statements.

         In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Statements of Operations. This statement was effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company adopted this statement as of January 1, 2008. The Company did not elect to apply the fair value option to any financial assets or financial liabilities upon adoption.

         In June 2006, the FASB issued FASB Interpretation No. (FIN) 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Financial Statements.

         In May 2007, the FASB issued FSP FIN 48-1, Definition of Settlement in FASB Interpretation No. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax


                                       18                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)

         benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Financial Statements.

         In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, an amendment of FASB Statements No. 133, and No. 140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007, and the adoption did not have a material effect on the Company's Financial Statements.

         In September 2005, the AcSEC issued SOP 05-1, Deferred Acquisition Costs (DAC) on Internal Replacements (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. If an internal replacement substantially changes a contract, then DAC is written off immediately through income. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Company's Financial Statements.

         In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this Bulletin did not have a material impact on the Financial Statements.

         In November 2005, the FASB issued FSP SFAS 115-1 and SFAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $5,315 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC and DSI. The investment losses were offset by increases of $293 in DAC and $320 in DSI.

         In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections - a Replacement of APB Opinion No. 20 and SFAS No. 3. SFAS No. 154 was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of SFAS No. 154 did not have a material impact on the Financial Statements.


                                       19                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    (r  RECLASSIFICATIONS

         Certain prior year balances have been reclassified to conform to the current year presentation.

         During 2008, the Company changed its method of presentation for the market value liability option (MVLO) reserve releases by reclassifying portions of this activity to premiums and benefits on the Statements of Operations (Adjustment 1). This change was made to better match surrenders, annuitizations, and death payments with the related reserve release, and isolated the change in fair value of the MVLO embedded derivative, resulting in more meaningful and representative benefit margins and other disclosures.

         The second reclassification (Adjustment 2) splits net investment income, as reported in prior years, into three separate report lines: interest and similar income, derivative income, and change in fair value of annuity embedded derivatives. The change in fair value of annuity embedded derivatives now includes the change in fair value of the MVLO and the change in fair value of GMWB and GMAB.


                                       20                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         The reclassifications resulted in adjustments to the Statements of Operations as presented in the following tables:

                                                               For the year ended December 31, 2007
                                                  ------------------------------------------------------------
                                                  As originally
                                                    reported      Adjustment 1    Adjustment 2   As adjusted
                                                  -------------- --------------- --------------- -------------
Revenue:
   Premiums                                     $        6,563  $            - $             - $       6,563
   Policy fees                                          11,017             802               -        11,819
   Premiums and annuity
    considerations, ceded                               (4,824)              -               -        (4,824)
                                                  -------------- --------------- --------------- -------------
     Net premiums and considerations                    12,756             802               -        13,558
   Net investment income                                19,893             (873)        (19,020)          -
   Interest and similar income, net                          -               -           16,740       16,740
   Derivative loss                                           -               -            (314)         (314)
   Realized investment losses, net                      (6,035)              -               -        (6,035)
   Other revenue                                         8,538               -               -         8,538
                                                  -------------- --------------- --------------- -------------
     Total revenue                                      35,152              (71)         (2,594)      32,487
                                                  -------------- --------------- --------------- -------------
Benefits and expenses:
   Policyholder benefits                                 8,083              (71)              -        8,012
   Change in fair value of annuity
    embedded derivatives                                     -               -           (2,594)      (2,594)
   Benefit recoveries                                   (5,196)              -               -        (5,196)
   Net interest credited to policyholder
    account values                                       8,022               -               -         8,022
                                                  -------------- --------------- --------------- -------------
     Net benefits                                       10,909              (71)         (2,594)       8,244
   Commissions and other agent compensation              9,764                -               -        9,764
   General and administrative expenses                  13,103                -               -       13,103
   Change in deferred acquisition costs, net            (9,650)               -               -       (9,650)
                                                  -------------- --------------- --------------- -------------
     Total benefits and expenses                        24,126              (71)         (2,594)      21,461
                                                  -------------- --------------- --------------- -------------
     Income from operations
       before income taxes                              11,026                -               -       11,026
                                                  -------------- --------------- --------------- -------------
Income tax (benefit) expense:
   Current                                              (1,537)               -               -       (1,537)
   Deferred                                              4,753                -               -        4,753
                                                  -------------- --------------- --------------- -------------
     Total income tax expense                            3,216                -               -        3,216
                                                  -------------- --------------- --------------- -------------
     Net income                                 $        7,810  $             - $             - $      7,810
                                                  ============== =============== =============== =============



                                       21                          (Continued)



                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



                                                             For the year ended December 31, 2006
                                                  ------------------------------------------------------------
                                                  As originally
                                                    reported      Adjustment 1    Adjustment 2   As adjusted
                                                  -------------- --------------- --------------- -------------
Revenue:
   Premiums                                     $       18,412  $            - $            - $     18,412
   Policy fees                                          10,200              73              -       10,273
   Premiums and annuity
    considerations, ceded                               (8,278)              -              -       (8,278)
                                                  -------------- --------------- --------------- -------------
     Net premiums and considerations                    20,334              73               -       20,407
   Net investment income                                12,127             (98)        (12,029)           -
   Interest and similar income, net                          -               -          14,561       14,561
   Derivative income                                         -               -           2,494        2,494
   Realized investment losses, net                      (5,522)              -               -       (5,522)
   Other revenue                                         4,753               -               -        4,753
                                                  -------------- --------------- --------------- -------------
     Total revenue                                      31,692             (25)          5,026       36,693
                                                  -------------- --------------- --------------- -------------
Benefits and expenses:
   Policyholder benefits                                17,723             (25)              -       17,698
   Change in fair value of annuity
    embedded derivatives                                     -               -           5,026        5,026
   Benefit recoveries                                   (5,941)              -               -       (5,941)
   Net interest credited to policyholder
    account values                                       5,744               -               -        5,744
                                                  -------------- --------------- --------------- -------------
     Net benefits                                       17,526              (25)         5,026       22,527
   Commissions and other agent compensation              8,238                -              -        8,238
   General and administrative expenses                  12,648                -              -       12,648
   Change in deferred acquisition costs, net            (8,153)               -              -       (8,153)
                                                  -------------- --------------- --------------- -------------
     Total benefits and expenses                        30,259              (25)         5,026       35,260
                                                  -------------- --------------- --------------- -------------
     Income from operations
       before income taxes                               1,433                -              -        1,433
                                                  -------------- --------------- --------------- -------------
Income tax (benefit) expense:
   Current                                               1,333                -              -        1,333
   Deferred                                             (1,356)               -              -       (1,356)
                                                  -------------- --------------- --------------- -------------
     Total income tax expense                              (23)               -              -          (23)
                                                  -------------- --------------- --------------- -------------
     Net income                                 $        1,456  $             - $            - $      1,456
                                                  ============== =============== =============== =============



(3) RISK DISCLOSURES

    The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

    (a)  CREDIT RISK

         The risk that issuers of fixed-rate and variable-rate income securities or transactions with other parties, such as reinsurers, default on their contractual obligations. This risk has significantly increased in 2008 caused by the overall decline in U.S. economic conditions resulting in higher security credit spreads and related declines in investment value. The Company is at risk of economically realizing these losses if it is required to sell investments to meet its cash flow needs. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured


                                       22                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)




         securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

    (b)  CREDIT CONCENTRATION RISK

         The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. This risk has increased in 2008 and early 2009 due to the merger of financial institutions for which the Company holds related investments.

         The Company's Asset Liability Management Committee (ALCO) recommends an investment policy to both the Allianz of America Finance Committee (AZOA FiCo), and subsequently the Board of Directors for the Company. The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the Allianz Life Board of Directors review the investment policy and investment mandates at least annually.

         Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of New York basket clause.

    (c)  LIQUIDITY RISK

         The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices, especially in the current investment environment. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

         The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements.

    (d)  INTEREST RATE RISK

         The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.




                                       23                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



         The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

    (e)  EQUITY MARKET RISK

         The risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity products increase the policy value based on the growth of market indexes. The Company uses exchange-traded futures to assist in managing potential policyholder benefit obligations.

         An additional risk is that variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

         For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

    (f)  LEGAL/REGULATORY RISK

         The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

         The Company attempts to mitigate risk by actively monitoring all market-related exposure and have members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are as at least as rigorous, and usually exceeding, the requirements of regulators.

    (g)  RATINGS RISK

         The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that the Company is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed at least quarterly to assess how rating agency capital adequacy models would be impacted by severe economic events.




                                       24                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    (h)  MORTALITY RISK

         The risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e., insureds live shorter than expected lives). The Company mitigates this risk primarily through reinsurance. Approximately 90% of the Company's mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, reviews mortality experience periodically, and uses conservative underwriting methods relative to the industry.

    (i)  REINSURANCE RISK

         The risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and long-term care business and to divest of blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to be established. All arrangements are regularly monitored to determine if trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

(4) INVESTMENTS

    At December 31, 2008 and 2007, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:

                                                               Gross          Gross        Estimated
                                               Amortized     unrealized     unrealized        fair
                                                 cost           gains         losses          value
                                              ------------   ------------   ------------   ------------
2008:
   Fixed-maturity securities:
      U.S. government                      $    19,993     $     5,508     $        -         $    25,501
      States and political subdivisions          2,183              44              -               2,227
      Foreign government                         1,564             152              -               1,716
      Public utilities                          22,037             863              -              22,900
      Corporate securities                     192,841           5,471              -             198,312
      Mortgage-backed securities               108,710           3,477              -             112,187
                                              ------------   ------------   ------------   -------------
               Total                       $   347,328     $    15,515     $        -         $   362,843
                                              ============   ============   ============   =============
2007:
   Fixed-maturity securities:
      U.S. government                      $    29,790     $     2,762     $        -         $    32,552
      States and political subdivisions          2,204              99              -               2,303
      Foreign government                         1,571             103              -               1,674
      Public utilities                          14,917             296              -              15,213
      Corporate securities                     162,985           4,464              -             167,449
      Mortgage-backed securities                67,132           2,226              -              69,358
                                              ------------   ------------   ------------   -------------
               Total                       $   278,599     $     9,950     $        -         $   288,549
                                              ============   ============   ============   =============



                                       25                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    The net unrealized gains (losses) on available-for-sale securities consist of the following at December 31:

                                                   2008                2007                2006
                                             -----------------   -----------------   ------------------
Available-for-sale:
  Fixed-maturity securities               $         15,515    $          9,950    $           3,598
Adjustments for:
     DAC                                            (8,474)             (4,278)              (1,200)
     DSI                                              (531)               (589)                 (85)
     Deferred taxes                                 (2,278)             (1,778)                (809)
                                             -----------------   -----------------   ------------------
                 Net unrealized gains     $          4,232    $          3,305    $           1,504
                                             =================   =================   ==================



    The changes in net unrealized gains on available-for-sale fixed-maturity securities before adjustments for deferred taxes, DAC, and DSI were $5,565, $6,352, and $1,495 for the years ended December 31, 2008, 2007, and 2006, respectively.

    As of December 31, 2008 and 2007, there were no fixed-maturity securities that were in an unrealized loss position.

    The changes in net unrealized gains (losses) on available-for-sale equity securities, before adjustments for deferred taxes, was $0, $0, and $(245) for the years ended December 31, 2008, 2007, and 2006, respectively.

    The   amortized   cost   and  estimated  fair  value  of  available-for-sale
    fixed-maturity securities at December 31, 2008, by contractual maturity, are shown below:


                                                                       Amortized            Estimated
                                                                          cost              fair value
                                                                    -----------------    -----------------
Available-for-sale:
  Due in one year or less                                        $          1,496     $          1,497
  Due after one year through five years                                    24,027               24,289
  Due after five years through ten years                                  141,497              147,181
  Due after ten years                                                      71,598               77,689
  Mortgage-backed securities                                              108,710              112,187
                                                                    -----------------    -----------------
           Total available-for-sale fixed maturity securities    $        347,328     $        362,843
                                                                    =================    =================



                                       26                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $109,999 as of December 31, 2008.

    Proceeds from sales of fixed-maturity and equity securities are presented in the table below:


                                              2008          2007          2006
                                           ---------     ---------     ---------
FIXED-MATURITY SECURITIES
    Proceeds from sales                  $   11,568    $   36,712    $   13,358
    Proceeds from tax-free and taxable
        exchanges                                -             -          (110)

EQUITY SECURITIES
    Proceeds from sales                          -             -         1,079
    Proceeds from tax-free exchanges,
        redemptions and spin-offs                -             -             9



    The negative proceeds of $110 in 2006 were the result of a reclassification related to an exchange of notes and were immaterial in nature.

    Gross and net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                    2008           2007           2006
                                                                 ------------   ------------  -------------
Fixed-maturity securities
    Gross realized gains on sales and exchanges                $       1,032  $       2,330 $            6
    Gross realized losses on sales and exchanges                         (19)        (1,246)          (457)
                                                                 ------------   ------------  -------------
           Net gains (losses) on fixed-maturity securities             1,013          1,084           (451)

    Other-than-temporary impairments                                 (31,188)        (7,119)        (5,316)
                                                                 ------------   ------------  -------------
           Net losses on fixed-maturity securities                   (30,175)        (6,035)        (5,767)
Equity securities
    Gross realized gains on sales and exchanges                        -              -                256
    Gross realized losses on sales and exchanges                       -              -                (11)
                                                                 ------------   ------------  -------------

           Net gains on equity securities                              -              -                245

                                                                 ------------   ------------  -------------
             Net realized investment losses                    $     (30,175) $      (6,035)$       (5,522)
                                                                 ============   ============  =============



    The other-than-temporary impairments (OTTI) listed above are limited due to the recognition of other-than-temporary impairments on the securities in prior periods. The increase in other-than-temporary impairments beginning in 2008 is related to the general U.S. economic downturn and related credit issues and increasing credit spreads on fixed-maturity securities.

    Forward commitments of $30,640, $0, and $0 were purchased and $30,640, $0, and $0 were sold by the Company during 2008, 2007, and 2006, respectively.




                                       27                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    As of December 31, 2008, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index. The Company is also required by the Chicago Mercantile Exchange (CME) to post collateral for futures contracts. The Company retains ownership of the collateral but the collateral resides in an account designated by the CME. The collateral is subject to the CME exchange rules regarding rehypothecation. Collateral posted at December 31, 2008 and 2007 had a fair value of $7,719 and $5,172, respectively, and is included in fixed-maturity securities on the Balance Sheets.

    As of December 31, 2008 and 2007, investments with a carrying value of $2,501 and $1,698, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

    Major categories of interest and similar income, net and derivative income for the respective years ended December 31 are shown below. Interest and similar income related to securities held under repurchase agreements is shown with fixed-maturity securities and was $0, $0, and $8 in 2008, 2007, and 2006, respectively.

                                                                 2008            2007           2006
                                                            --------------   ------------   ------------
Interest and similar income, net:
     Fixed-maturity securities                           $         19,481  $      16,445  $      14,446
     Short-term securities                                            262            233            209
     Policy loans                                                      10              3              4
     Other                                                             40            178             (1)
                                                            --------------   ------------   ------------
           Total                                                   19,793         16,859         14,658
Less:
     Investment expenses                                               90            119             97
                                                            --------------   ------------   ------------
                                                            --------------   ------------   ------------
                 Total interest and similar income, net  $         19,703  $      16,740  $      14,561
                                                            ==============   ============   ============
Derivative income:
     (Loss) gain on exercise of equity-indexed annuity
        and guaranteed benefit-related futures           $         (1,412) $        (314) $       2,494
                                                            ==============   ============   ============



    The Company's investment portfolio includes mortgage-backed securities. Due to the high quality of these securities and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(5) FAIR VALUE MEASUREMENTS

    The following financial instruments are carried at fair value on a recurring basis in the Company's Financial Statements: fixed-maturity securities, embedded derivatives, and separate accounts assets.

    SFAS 157 establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

         Level 1 -Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.



                                       28                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         Level 2 -Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

                    (a) Quoted  prices  for  similar  assets  or  liabilities in active markets.

                    (b) Quoted  prices  for  identical  or  similar  assets   or
                        liabilities in markets that are not active.

                    (c) Inputs other than quoted prices that are observable.

                    (d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

         Level 3 -Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

    The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

    The following table presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2008:

                                                             Total             Level 1           Level 2           Level 3
                                                        ---------------------------------------------------------------------
Assets accounted for at fair value:
      Fixed-maturity securities                        $        362,843   $        25,502   $       333,671   $         3,670
      Separate account assets (1)                               450,820           450,820                 -                 -
                                                       -----------------------------------------------------------------------
Total assets accounted for at fair value               $        813,663   $      476,322    $      333,671    $         3,670
                                                       =======================================================================
Liabilities accounted for at fair value:
      Annuity embedded derivative liabilities (2)                22,779                 -                 -            22,779
                                                       -----------------------------------------------------------------------
Total liabilities accounted for at fair value          $         22,779   $             -   $             -   $        22,779
                                                       =======================================================================


                                       29                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    (1) In accordance with SOP 03-1, the value of separate account liabilities is set to equal the value of separate account assets.

    (2) Annuity embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Balance Sheets.

    The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the market place would pay for an asset in a current sale or charge to transfer a liability).

    VALUATION OF FIXED-MATURITY SECURITIES

    The fair value of fixed-maturity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models, and related methodology and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases, including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

    Generally, treasury securities and exchange traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

    At December 31, 2008, private placement securities of $3,020 were included in Level 3. Internal pricing models based on market proxy securities are used to value these holdings. AZOA portfolio managers monitor the proxies used on a monthly basis for reasonableness. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

    VALUATION OF SEPARATE ACCOUNT ASSETS

    Separate account assets are carried at fair value and reported as a summarized total on the Balance Sheet. The fair value of the separate account assets is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types - bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

    EMBEDDED DERIVATIVES

    Contracts that do not in their entirety meet the definition of a derivative may contain embedded derivatives as defined in SFAS 133. Under some circumstances, these embedded derivatives must be separated from the host contracts and accounted for as if they are free-standing derivatives. Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the financial statements at fair value with changes in fair value adjusted through net (loss) income.



                                       30                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    Fair values of the embedded derivative liabilities are calculated based on internally developed models because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

    The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year's option value projected stochastically, the projection of future index growth at the option budget and the historical interest/equity-indexed credits. Effective January 1, 2008 upon adoption of SFAS 157, the valuation of the embedded derivative now includes an adjustment for the Company's own credit standing and a risk margin for noncapital market inputs. The Company's own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company's own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net (loss) income.

    The Company issues certain variable annuity products with guaranteed minimum benefit riders. These include GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Statements of Operations. These embedded derivatives are classified within future policy benefits on the Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit standing and a risk margin for noncapital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net (loss) income.



                                       31                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    The following table provides a reconciliation of the beginning and ending balances for the Company's Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                          Fixed-maturity        Embedded derivative
                                                                            securities            liabilities
                                                                         ---------------------------------------------
     Balance January 1, 2008                                           $         15,340      $         (8,904)
     Total realized/unrealized (losses) gains included in:
         Net (loss) income                                                        (419)               (10,503)
         Other comprehensive loss                                                   12                       -
     Purchases, sales, issuances, and settlements                                2,500                 (3,372)
     Transfer in and/or (out) of level 3                                       (13,763)                     -
                                                                         -----------------    ------------------------
     Balance December 31, 2008                                         $          3,670      $         (22,779)
                                                                         =================    ========================
     Realized (losses) gains included in net (loss) income related
        to financial instruments still held at December 31, 2008       $          (419)      $         (10,674)
                                                                         =================    ========================


    TRANSFERS

    The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

    The net transfers out of Level 3 for the year ended December 31, 2008 are a result of observable inputs becoming available for certain fixed-maturity securities.

    NONRECURRING FAIR VALUE MEASUREMENTS

    Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis (e.g., impaired assets). At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.



                                       32                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

    The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2008 and 2007:

                                                   2008                         2007
                                        --------------------------   --------------------------
                                         Carrying        Fair         Carrying        Fair
                                          amount         value         amount         value
                                        ------------  ------------   -----------   ------------
Financial assets:
    Fixed-maturity securities:
        U.S. government               $   25,501    $   25,501    $   32,552    $    32,552
        States and political
           subdivisions                    2,227         2,227         2,303          2,303
        Foreign governments                1,716         1,716         1,674          1,674
        Public utilities                  22,900        22,900        15,213         15,213
        Corporate securities             198,312       198,312       167,449        167,449
        Mortgage-backed
           securities                    112,187       112,187        69,358         69,358
     Short-term securities                30,296        30,296         1,218          1,218
     Policy loans                            163           163            96             96
     Cash                                  3,581         3,581         1,921          1,921
     Separate account assets             450,820       450,820       572,186        572,186
   Financial liabilities:
     Investment contracts             $  373,673    $  370,440    $  254,694    $   211,056
     Separate account liabilities        450,820       450,820       572,186        572,186





    Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Balance Sheets.

    Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company's own credit standing and a risk margin for noncapital market inputs. Fair values of separate account liabilities are equal to the fair value of the separate account assets that support them.

    Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.




                                       33                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


(6) DEFERRED ACQUISITION COSTS

    DAC at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:

                                        2008                  2007                  2006
                                  ------------------    ------------------    ------------------
Balance, beginning of year     $          38,741     $          32,170     $          25,101
     Capitalization                       13,875                11,154                11,210
     Interest                              2,292                 2,099                 1,615
     Amortization                          7,627                (3,604)              (4,672)
     Change in shadow DAC                 (4,196)               (3,078)              (1,084)
                                  ------------------    ------------------    ------------------
Balance, end of year           $          58,339     $          38,741     $          32,170
                                  ==================    ==================    ==================



    The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments and an increase in variable annuity guarantee reserves. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.

    The Company reviews its best estimate assumptions each year and records "unlocking" as appropriate. During 2008, the Company completed a comprehensive study of assumptions underlying estimated gross profits (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

    The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2008 and 2007 was as follows:




                                                       2008                 2007
                                                -------------------   ------------------
Assets:
     DAC                                      $           1,134    $         (1,365)
     DSI                                                  4,033                 (86)
                                                -------------------   ------------------
           Total asset increase                           5,167              (1,451)
                                                -------------------   ------------------
Liabilities:
     Policy and contract account balances                    -                 (718)
     Future policy benefit reserves                       (390)                (108)
                                                -------------------   ------------------
           Total liabilities decrease                     (390)                (826)
                                                -------------------   ------------------
           Net increase                                   5,557                (625)
Deferred income tax benefit                               1,945                (219)
                                                -------------------   ------------------
           Net increase                       $           3,612    $           (406)
                                                ===================   ==================


                                       34                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


(7) DEFERRED SALES INDUCEMENTS

    DSI at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:

                                          2008                  2007                 2006
                                    ------------------    ------------------   ------------------
Balance, beginning of year       $          10,992     $           9,763     $          6,878
     Capitalization                          2,690                 3,369                3,268
     Interest                                  624                   609                  490
     Amortization                           (1,631)               (2,245)                (896)
     Change in shadow DSI                       58                  (504)                  23
                                    ------------------    ------------------   ------------------
Balance, end of year             $          12,733     $          10,992     $          9,763
                                    ==================    ==================   =================

(8) SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

    Guaranteed   minimums   for  the  respective  years  ended  December 31  are
    summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                                  December 31, 2008                   December 31, 2007
                                          ----------------------------------  ----------------------------------
                                          Account   Net amount    Weighted    Account   Net amount    Weighted
                                           value     at risk     age (years)   value     at risk     age (years)
                                          --------  -----------  -----------  --------  -----------  -----------
Guaranteed Minimum Death
  Benefits (GMDB):
----------------------------------------
   Return of premium                    $ 181,729 $    28,248      62.0     $ 164,072 $       209      61.1
   Ratchet and return of premium          216,737      81,476      67.1       272,151       4,443      67.2
   Reset                                  117,766      25,980      72.4       191,531       1,520      71.4
                                          --------  -----------               --------  -----------
          Total                         $ 516,232 $   135,704               $ 627,754 $     6,172
                                          ========  ===========               ========  ===========
Guaranteed Minimum Income
  Benefits (GMIB):
----------------------------------------
   Return of premium                    $  9,840  $     1,913      60.0     $ 113,908 $          -     59.2
   Ratchet and rollup                     153,256      50,498      68.5       268,398          39      69.3
                                          --------  -----------               --------  -----------
          Total                         $ 163,096 $    52,411               $ 382,306 $        39
                                          ========  ===========               ========  ===========
Guaranteed Minimum Accumulation
  Benefits (GMAB):
----------------------------------------
   Five years                           $ 24,910  $     4,670      61.5     $ 16,336  $       274       n/a
                                          --------  -----------               --------  -----------
          Total                         $ 24,910  $     4,670               $ 16,336  $       274
                                          ========  ===========               ========  ===========
Guaranteed Minimum Withdrawal
  Benefits (GMWB):
----------------------------------------
   No living benefit                    $ 25,544  $     4,237      59.3     $  2,238  $          -      n/a
   Life benefit with optional reset       56,321       19,765      66.6        9,705             -      n/a
   Life benefit with 8% rollup             6,396        2,004      65.6             -            -      n/a
                                          --------  -----------               --------  -----------
          Total                         $ 88,261  $    26,006               $ 11,943  $          -
                                          ========  ===========               ========  ===========

    The net amount at risk has increased in 2008 due to the current economic environment. Account values have dropped due to the underperformance of the markets, which causes the guarantee reserves to significantly increase.

                                       35                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    At December 31, 2008 and 2007, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                 Investment type                2008                  2007
----------------------------------------   -------------------   ---------------
Mutual funds:
     Bond                               $           63,009    $           58,557
     Domestic equity                               137,647               221,609
     International equity                           59,230                93,134
     Specialty                                     130,977               172,252
                                           -------------------   ---------------
                 Total mutual fund                 390,863               545,552
Money market funds                                  59,159                25,319
Other                                                  798                 1,315
                                           -------------------   ---------------
                 Total                  $          450,820    $          572,186
                                           ===================   ===============



    The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Balance Sheets:


                                              GMDB         GMIB         GMAB         GMWB         Totals
                                           -----------  ------------ ------------ ------------  -----------
Balance as of December 31, 2006         $      591    $      294     $      -      $     -     $    885
     Incurred guaranteed benefits               65            74            -            -          139
     Paid guaranteed benefits                  (40)            -            -            -          (40)
                                           -----------  ------------ ------------ ------------  -----------
Balance as of December 31, 2007                616           368           -            -           984
     Incurred guaranteed benefits            2,586         1,208         1,896       10,325      16,015
     Paid guaranteed benefits                 (914)            -            -            -         (914)
                                           -----------  ------------ ------------ ------------  -----------
Balance as of December 31, 2008         $    2,288    $    1,576     $   1,896     $  10,325    $16,085
                                           ===========  ============ ============ ============  ===========




(9) ACCIDENT AND HEALTH CLAIM RESERVES

    Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2008 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                       36                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



    Activity in the accident and health claim reserves is summarized as follows:

                                                            2008                  2007                  2006
                                                     -------------------   -------------------   -------------------
Balance at January 1, net of reinsurance
     recoverables of $3,832, $13,293,
     and $4,782, respectively                     $            3,038    $         3,076       $        11,476
Commutations                                                      -                      -             (3,221)
Incurred related to:
     Current year                                                 37                 87                 2,720
     Prior years                                                (108)                99                 1,287
                                                     -------------------   -------------------   -------------------
                 Total incurred                                  (71)               186                 4,007
                                                     -------------------   -------------------   -------------------
Paid related to:
     Current year                                                 37                 49                   630
     Prior years                                                 144                175                 8,556
                                                     -------------------   -------------------   -------------------
                 Total paid                                      181                224                 9,186
                                                     -------------------   -------------------   -------------------
Balance at December 31, net of
     reinsurance recoverables of $548,
     $3,832, and $13,293, respectively            $            2,786    $          3,038    $           3,076
                                                     ===================   ===================   ===================



    Prior year incurreds for 2008 reflect favorable reserve development. Prior year incurreds for 2007 reflect increased loss ratios due to unfavorable claim development in the group accident and health business. Prior year incurreds for 2006 reflect increased loss ratios due to unfavorable claim development in both group accident and health business and medical excess of loss business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 10.

(10) REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company has a maximum retention level of $1,500 on excess yearly renewal term coverage. On LTC business, the Company retains 90% of Limited Benefit Plans, and 90% on claims years one through eight and 20% on claims years eight and beyond for Lifetime Benefit Plans.

    Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

    During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
    (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $12,950 for the recapture of $13,510 in reserves. The Company recorded a deferred gain of $12,950, which is being amortized into operations through 2009. The Company amortized $718, $7,956, and $4,246 for 2008, 2007, and 2006, respectively, and is included in other revenue on the Statements of Operations. The remaining deferred gain was $30 and $748 as of December 31, 2008 and 2007, respectively. Offsetting the gain on sale, total incremental expenses of


                                       37                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)

    $1,877 were incurred in 2006 including $1,327 for commutation of reinsurance agreements in contemplation of the agreement with HCC, and $550 for employee-related termination benefits. The commutation of reinsurance agreements expense is included in benefit recoveries and termination benefits expense is included in general and administrative expenses on the Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid.

    At December 31, 2008 and 2007, the Company had reinsurance recoverables of $3 and $1, respectively, on paid claims, policy and contract claims, future policy benefit reserves, and policy and contract account balances from Allianz Life. The Company attempts to mitigate risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 2% of the total reinsurance recoverable as of December 31, 2008.

    Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $1,327 for the recapture of $4,988 in reserves.

    The Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident and health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company had ceded premiums of $1,740, $4,132, and $3,466 and received expense allowances of $288, $363, and $133 in 2008, 2007, and 2006, respectively.

    Of the amounts assumed from and ceded to other companies, accident and health insurance assumed from and ceded to Allianz Life on a statutory basis is as follows:


                                 ASSUMED                       CEDED
                               -------------------------------------------------
                                  2008    2007     2006     2008    2007   2006
                               -------------------------------------------------
Premiums:
          Accident and health  $   -    $     2  $    (5)  $   -  $   -  $   12
              Total premiums   $   -    $     2  $    (5)  $   -  $   -  $   12
                               =================================================



    Effective January 1, 2005, the Company entered into a new multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumes risk related to excess of loss medical coverage. The agreement ended in 2006.


                                       38                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)





(11)INCOME TAXES

    (a)  INCOME TAX (BENEFIT) EXPENSE

         Total income tax (benefit) expense for the years ended December 31 is as follows:

                                                            2008         2007          2006
                                                         -----------   ----------    ----------
Income tax (benefit) expense attributable
     to operations:
        Current tax (benefit) expense                 $      (3,328)$    (1,537) $      1,333
        Deferred tax (benefit) expense                       (5,903)      4,753        (1,356)
                                                         -----------   ----------    ----------
           Total income tax (benefit) expense
              attributable to net (loss) income              (9,231)      3,216           (23)
Income tax effect on equity:
     Attributable to unrealized gains for the year           500            969            66
                                                         -----------   ----------    ----------
           Total income tax effect on equity          $      (8,731)$     4,185     $      43
                                                         ===========   ==========    ==========


  (b)   Components of Income Tax (Benefit) Expense

         Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended
         December 31 as follows:




                                                     2008         2007          2006
                                                  -----------   ----------    ----------
Income tax (benefit) expense computed
     at the statutory rate                     $      (8,255)$   3,859     $     502
Dividends-received deductions and
     tax-exempt interest                                (928)     (728)         (677)
Accrual of tax contingency reserve                        24         5            19
Other                                                    (72)       80           133
                                                  -----------   ----------    ----------
        Income tax (benefit) expense
           as reported                         $      (9,231)$   3,216     $     (23)
                                                  ===========   ==========    ==========



                                       39                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


 (c)  COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

         Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which are included in other assets and other liabilities, respectively, at December 31 are as follows:

                                                                    2008                  2007
                                                             -------------------   -------------------
Deferred tax assets:
     Future benefit reserves                              $            8,975    $            5,263
     Coinsurance deferred income                                          10                   262
     Expense accruals                                                    887                   644
     Other-than-temporarily impaired assets                           13,925                 3,713
                                                             -------------------   -------------------
                 Total deferred tax assets                            23,797                 9,882
                                                             -------------------   -------------------
Deferred tax liabilities:
     Deferred acquisition costs                                         (18,080)              (11,608)
     Due and deferred premium                                              (116)                  (15)
     Net unrealized gains on investments                                 (5,430)               (3,483)
     Investment income                                                     (140)                 (156)
     Other                                                                  (19)                  (10)
                                                             -------------------   -------------------
                 Total deferred tax liabilities                         (23,785)              (15,272)
                                                             -------------------   -------------------
                     Net deferred tax asset (liability)   $               12    $              (5,390)
                                                             ===================   ===================




         Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

         Income taxes (received) paid by the Company were $(2,118), $2,906, and $162 in 2008, 2007, and 2006, respectively. At December 31, 2008 and 2007, the Company had a tax receivable from AZOA of $2,542 and $1,333, respectively, reported in other assets on the Balance Sheets.

         With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries' 2006 consolidated return. The IRS informed the Company that final closure on the issue should be forthcoming during the first quarter of 2009.

         At this time, the Company is not aware of any adjustments that may be proposed by the IRS.


                                       40                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)




         The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized approximately a $349 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2009 by approximately the same amount as it did in year 2008. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                 2008     2007
                                                             -------------------
Balance at January 1                                           $  538   $  349
Additions based on tax positions
                                 related to the current year      207      189
                                                             -------------------
Balance at December 31                                         $  745   $  538
                                                             ===================



         Included in the balance at December 31, 2008 are $745 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

         The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized $24, $5, and $19 in interest and penalties, respectively. The Company had $48 and $24 for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

(12)RELATED-PARTY TRANSACTIONS

    (a)  REINSURANCE

         The Company reinsured a portion of its group accident and health business with Allianz Life. See note 10 for further details.

    (b)  SERVICE FEES

         Allianz Life performs certain administrative services for us and the Company has incurred fees for these services of $8,655, $4,801, and $7,762 in 2008, 2007, and 2006, respectively. At December 31, 2008, the Company's liability for these fees was $2,129. In 2007, the Company had an overpayment for service fees of $8,733, which was recorded in receivables on the Balance Sheet.

         The Company incurred fees for certain investment advisory services provided by affiliated companies. The Company incurred fees of $90, $90, and $95 in 2008, 2007, and 2006, respectively. The Company's liability for these charges was $6 and $0 as of December 31, 2008 and 2007, respectively.

         The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and Allianz Global Distributors, LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a



                                       41                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


         result of providing investment options to the policyholders was $32, $77, and $49 during 2008, 2007, and 2006, respectively, which is included in other revenue on the Statements of Operations. At December 31, 2008 and 2007, $(4) and $14, respectively, was included for these fees in receivables on the Balance Sheets.

    (c)  REAL ESTATE

         During 2005, the Company entered into an agreement to sublease office space from Fireman's Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $190, $157, and $150 in 2008, 2007, and 2006, respectively, which is included in general and administrative expenses on the Statements of Operations.

    (d)  CAPITAL CONTRIBUTIONS

         The Company received a cash capital contribution in 2008 from Allianz Life of $17,000.

(13)EMPLOYEE BENEFIT PLANS

    The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

    The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Although the Company has recorded an accrual, management has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan years ended December 31, 2008. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan years ended December 31, 2007 and 2006, reported in general and administrative expenses on the accompanying Statements of Operations and funded in 2008 and 2007, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

    The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund, but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $115, $96, and $182 in 2008, 2007, and 2006, respectively, toward the AAAP matching contributions and administration expenses.

    In addition to the AAAP, the Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan.

    In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine if it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company's have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $265, $55, and $550 in 2008, 2007, and 2006, respectively, toward severance payments.



                                       42                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)



(14)STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

    Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

    The Company's statutory capital and surplus as of December 31, 2008 and 2007 were $29,201 and $50,337, respectively.

    The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2008 and 2007 were in compliance with these requirements. The maximum amount of dividends that can be paid by New York insurance companies to stockholders without prior approval of the Superintendent of Insurance is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with New York statutes, the Company may declare and pay from its surplus, cash dividends of not more than the lesser of 10% of its beginning of the year statutory surplus, or its statutory net gain from operations, not including realized gains, for the 12-month period ending the 31[st] day of the next preceding year. The Company paid no dividends in 2008, 2007, and 2006.

    REGULATORY RISK-BASED CAPITAL

    An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 526% and 1,734% as of December 31, 2008 and 2007, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(15)COMMITMENTS AND CONTINGENCIES

    The Company is or may become subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the Company's financial position. The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

    The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

    Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. In February 2007, the Company entered into a stipulated order with the New York Department of Insurance (DOI) resolving allegations made by the DOI that the Company did



                                       43                          (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2008, 2007, and 2006

              (In thousands, except security holdings quantities)


    not comply with certain New York laws or regulations during the period January 1, 2002 through December 31, 2004. The impact of these settlements was not material to the Financial Statements. The Company is also subject to an ongoing financial examination by the DOI.

    In December 2008, the SEC adopted a rule having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when effective, will subject issuers of fixed-indexed annuities to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuities to the jurisdiction of the Financial Industry Regulatory Authority. The rule, which was published in the Federal Register on January 8, 2009, is expected to be effective in January of 2011. Several insurance companies issuing fixed-indexed annuities have filed a lawsuit challenging the validity of the rule. As a result, there is not complete certainty as to whether, when, or in what form the rule will finally become effective.

    It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

    This could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

    The Company leases office space. Expense for the operating lease was $190, $157, and $150 in 2008, 2007, and 2006, respectively. The future minimum lease payments required under this operating lease are as follows:

     2009                            $                 157
     2010                                              157
     2011                                              177
     2012                                              179
     2013 and beyond                                 1,443
                                        -------------------
                      Total          $               2,113
                                        ===================





(16)SUBSEQUENT EVENTS

    On March 23, 2009, the Company announced suspension of sales of the living benefit riders on its primary variable annuity product family, effective March 31, 2009.



                                       44                          (Continued)


                                                                                                                 Schedule I
                                        ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                            Summary of Investments - Other Than Investments in Related Parties
                                                     December 31, 2008
                                                                                                              Amount at
                                                                                                             which shown
                                                                  Amortized                                in the Balance
                   Type of investment                             cost (1)             Fair value               Sheet
----------------------------------------------------------    ------------------    ------------------    ------------------
Fixed-maturity securities:
     U.S. government                                       $          19,993     $          25,501     $          25,501
     States and political subdivisions                                 2,183                 2,227                 2,227
     Foreign government                                                1,564                 1,716                 1,716
     Public utilities                                                 22,037                22,900                22,900
     Corporate securities                                            192,841               198,312               198,312
     Mortgage-backed securities                                      108,710               112,187               112,187
                                                              ------------------    ------------------    ------------------
                 Total fixed-maturity securities                     347,328     $         362,843               362,843
                                                              ------------------    ==================    ------------------
Other investments:
     Short-term securities                                            30,296                                      30,296
     Policy loans                                                        163                                         163
                                                              ------------------                          ------------------
                 Total other investments                              30,459                                      30,459
                                                              ------------------                          ------------------
                                                              ------------------                          ------------------
                 Total investments                         $         377,787                           $         393,302
                                                              ==================                          ==================


(1) Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual discounts.

See accompanying report of independent registered public accounting firm.

                                                                                                                     Schedule II
                                                                     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                                       Supplementary Insurance Information
                                             December 31,                                                          Year ended
                                                                                                                   December 31,
                          ---------------------------------------------------------------------------------------  -------------
                                                       Future
                                                       benefit
                                                     reserves and                           Net premium
                                                       policy and                Policy      revenue
                             Deferred    Deferred     contract                    and        and other   Interest and
                           acquisition    sales        account      Unearned    contract     contract     similar       Net
                              costs     inducements    balances     premiums    claims    considerations income, net   benefits
                          ----------- ------------- --------------  --------  ----------  -------------  ------------ ----------
2008:
     Life               $       594  $       52    $     1,922     $   54   $      434  $       472    $          (3)$     183
     Annuities               55,473      12,681        378,921         -            -        12,236        19,330       28,476
     Accident and health      2,272          -           3,204        972        2,861        2,316           376        1,610
                          ----------- ------------- --------------  --------  ----------  -------------  ------------ ----------
                        $    58,339  $   12,733    $   384,047     $1,026   $    3,295  $    15,024    $   19,703    $  30,269
                          =========== ============= ==============  ========  ==========  =============  ============ ==========
2007:
     Life               $       273  $       - $         1,169     $   53   $      428  $       273    $       71    $     122
     Annuities               36,862      10,992        265,652         -            -        11,819        16,340        9,112
     Accident and health      1,606          -           1,626        684        6,870        1,466           329          742
                          ----------- ------------- --------------  --------  ----------  -------------  ------------ ----------
                        $    38,741  $   10,992    $   268,447     $  737   $    7,298  $    13,558    $   16,740    $   9,976
                          =========== ============= ==============  ========  ==========  =============  ============ ==========
2006:
     Life               $        - $     - $             1,034     $   54   $      380  $       410    $       81    $     112
     Annuities               31,470       9,763        248,548         -            -        10,273        13,749       14,442
     Accident and health        700          -             922        312       16,370        9,724           731       10,835
                          ----------- ------------- --------------  --------  ----------  -------------  ------------ ----------
                        $    32,170  $    9,763    $   250,504     $  366   $   16,750  $    20,407    $   14,561    $  25,389
                          =========== ============= ==============  ========  ==========  =============  ============ ==========


                                                      Schedule II
                        ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                          Supplementary Insurance Information

                                    Year ended December 31,

                        -----------------------------------------



                          Net change      Net change
                          in deferred     in deferred    Other
                           sales        acquisition    operating
2008:                    inducements *      costs **    expenses
                         ------------- --------------- -----------
     Life
     Annuities          $         (52)$         (321)$      254
     Accident and health       (1,631)       (22,806)    19,783
                                   -            (666)     1,585
                         ------------- --------------- -----------
                        $      (1,683)$      (23,793)$   21,622
2007:                    ============= =============== ===========
     Life
     Annuities          $           - $         (273)$      503
     Accident and health       (1,732)        (8,470)    20,394
                                -               (907)     1,970
                         ------------- --------------- -----------
                        $      (1,732)$       (9,650)$   22,867
2006:                    ============= =============== ===========
     Life
     Annuities          $           - $            - $       169
     Accident and health       (2,862)        (7,454)     17,677
                                    -           (699)      3,040
                         ------------- --------------- -----------
                        $      (2,862)$       (8,153)$   20,886
                          ============= =============== ===========

*    See note 7 for aggregate gross amortization of deferred sales inducements.
**   See note 6 for aggregate gross amortization of deferred acquisition costs.
See accompanying report of independent registered public accounting firm.

                                                                                Schedule III

                                                ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                                               Reinsurance

                                                                                      Percentage
                                                     Ceded        Assumed             of amount
                                     Direct        to other     from other   Net      assumed
               Years ended           amount        companies    companies   amount    to net
-----------------------------------  ------------ ------------  ------------------- ----------
December 31, 2008:

     Life insurance in force       $   125,056  $  101,742  $       -  $   23,314        -%
                                     ------------ ------------  ---------  -------  ----------
     Premiums:
        Life                       $     1,697  $    1,225  $       -  $      472        -%
        Annuities                       12,236          -           -      12,236         -
        Accident and health              2,907         813         222      2,316       9.6
                                     ------------ ------------  ---------  -------  ----------
                 Total premiums    $    16,840  $    2,038  $      222  $  15,024      1.5%
                                     ============ ============  =========  =======  ==========

December 31, 2007:

     Life insurance in force       $    94,658  $   83,342  $       -  $   11,316        -%
                                     ------------ ------------  ---------  -------  ----------
     Premiums:
        Life                       $     1,529  $    1,256  $       -  $      273        -%
        Annuities                       11,819          -           -      11,819         -
        Accident and health              3,729       3,568       1,305      1,466      89.0
                                     ------------ ------------  ---------  -------  ----------
                 Total premiums    $    17,077  $    4,824  $    1,305  $  13,558      9.6%
                                     ============ ============  =========  =======  ==========

December 31, 2006:

     Life insurance in force       $    91,453  $   78,095  $       -  $   13,358        -%
                                     ------------ ------------  ---------  -------  ----------
     Premiums:
        Life                       $     1,780  $    1,370  $       -  $      410        -%
        Annuities                       10,273          -           -      10,273         -
        Accident and health             10,102       6,908       6,530      9,724      67.2
                                     ------------ ------------  ---------  -------  ----------
                 Total premiums    $    22,155  $    8,278  $    6,530 $   20,407     32.0%
                                     ============ ============  =========  =======  ==========
See accompanying report of independent registered public accounting firm.



                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Balance Sheets as of December 31, 2008 and 2007.
    3.     Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
    4.     Statements of Comprehensive Income for the years ended December 31, 2008, 2007 and 2006.
    5.     Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
    6.     Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.
    7.     Notes to Financial Statements
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2008.
    3.     Statements of Operations for the year or period ended December 31, 2008.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2008 and 2007.
    5.     Notes to Financial Statements - December 31, 2008.

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1) incorporated by reference as exhibit EX-99.B.1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between Preferred Life
          Insurance Company of New York on behalf of Preferred Life Variable
          Account C and NALAC Financial Plans, Inc. (2) incorporated by reference as exhibit EX-99.B3.a. Preferred Life Insurance Company of
          New York is the predecessor to Allianz Life Insurance Company of New
          York. Preferred Life Variable Account C is the predecessor to Allianz
          Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
     b.   Copy of Broker-Dealer Agreement between Preferred Life Insurance
          Company of New York and NALAC Financial Plans, Inc. (predecessor to
          Allianz Life Financial Services, LLC)(10) incorporated by reference as exhibit EX-99.B3.b.
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC. (8) incorporated by reference as exhibit EX-99.B3.b.
     4.a. Individual Variable Annuity Contract - P40059 (5-03)(5) incorporated by reference as exhibit EX-99.B4.b.
     b. Contract Schedule Page - P40087-AA through P40087-FF(10) incorporated by reference as exhibit EX-99.B4.b.
     c. Traditional GMDB Endorsement - S40496(5) incorporated by reference as exhibit EX-99.B4.f.
     d. Enhanced GMDB Endorsement - S40497(5) incorporated by reference as exhibit EX-99.B4.f.
     e. Traditional GMIB Endorsement - S40499(5) incorporated by reference as exhibit EX-99.B4.e.
     f. Enhanced GMIB Endorsement - S40723(10) incorporated by reference as exhibit EX-99.B4.f.
     g. Traditional GPWB Endorsement - S40501(5) incorporated by reference as exhibit EX-99.B4.g.
     h. Enhanced GPWB Endorsement - S40724(10) incorporated by reference as exhibit EX-99.B4.h.
     i. DCA Fixed Account Endorsement - S40498(10) incorporated by reference as exhibit EX-99.B4.i.
     j.   Unisex Endorsement - P20031(10) incorporated by reference as exhibit
          EX-99.B4.j.
     k. Pension Plan and Profit Sharing Plan Endorsement - S40690(10) incorporated by reference as exhibit EX-99.B4.k.
     l.   403(b) Endorsement - S40687(10) incorporated by reference as exhibit
          EX-99.B4.l.
     m.   IRA Endorsement - P30012-NY(10) incorporated by reference as exhibit
          EX-99.B4.m.
     n. Roth IRA Endorsement - S40688-NY(10) incorporated by reference as exhibit EX-99.B4.n.
     o. Inherited IRA/Roth IRA Endorsement - S40714-NY(7) incorporated by reference as exhibit EX-99.B4.j.
     p. Waiver of CDSC Endorsement - S30077(10) incorporated by reference as exhibit EX-99.B4.p.
     q. Blanket Endorsement - S40689-NY(10) incorporated by reference as exhibit EX-99.B4.q.
     5. Application for Annuity Contract - P40058 (5-06)(10) incorporated by reference as exhibit EX-99.B5.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(8) incorporated by reference as exhibit EX-99.B6.i.
      (ii)Copy of the Restated Bylaws of the Company (as amended on October 2,
          1996)(8) incorporated by reference as exhibit EX-99.B6.ii.
    7.     Not Applicable

     8.a. 22c-2 Agreements(11)incorporated by reference as exhibit EX-99.B8.a.
     b. 22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008(12) incorporated by reference as exhibit EX-99.B8.b.

     c.   Copy of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North
          America, and Allianz Life Financial Services, LLC, dated 5/1/2008(12) incorporated by reference as exhibit EX-99.B8.c.
     d.   Copy of Adminstrative Services Agreement between BlackRock Advisors,
          LLC and Allianz Life, dated 5/1/2008(12)incorporated by reference as exhibit EX-99.B8.d.

     e.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Preferred Life Insurance Company of
          New York, dated 11/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.e.
     f.   Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of New York, dated 5/1/2008.(12)incorporated by reference as exhibit EX-99.B8.f.

     g.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Preferred Life Insurance Company of New York, dated
          5/1/2002(10) incorporated by reference as exhibit EX-99.B8.f.
     h.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of New York
          (formerly Preferred Life Insurance Company of New York), dated 8/7/02,
          10/16/06(10) incorporated by reference as exhibit EX-99.B8.g.
     i.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(10) incorporated by reference as exhibit EX-99.B8.h.
     j.   Copy of Fund Participation Agreement between Preferred Life Insurance
          Company of New York, Dreyfus Investment Portfolios and The Dreyfus
          Life and Annuity Index Fund, dated 5/1/2002(5) incorporated by reference as exhibit EX-99.B8.q.
     k.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of New York, Dreyfus Investment Portfolios and the
          Dreyfus Stock Index Fund, Inc., dated 5/1/2007.(11)

     l.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Preferred Life Insurance Company of New York, dated
          10/1/2003(7) incorporated by reference as exhibit EX-99.B8.ac.
     m.   Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services, LLC and Allianz Life Insurance Company of
          New York, dated 8/8/2008.(12)incorporated by reference as exhibit
          EX-99.B8.h.
     n.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of New York and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(7) incorporated by reference as exhibit
          EX-99.B8.m.
     o.   Copy of Amendment to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of New York and
          USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/2008.(12)incorporated by reference as exhibit EX-99.B8.j.

     p.   Copy of Participation Agreement between Premier VIT, Allianz Life of
          New York and Allianz Global Investors Distributors LLC, dated
          5/1/2006(9) incorporated by reference as exhibit EX-99.B8.i.
     q. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(9) incorporated by reference as exhibit EX-99.B8.p.
     r.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
          York, dated 12/1/1999(6) incorporated by reference as exhibit
          EX-99.B8.q.
     s.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
          York, dated 2/1/2000(10) incorporated by reference as exhibit
          EX-99.B8.r.
     t.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Preferred Life Insurance Company of
          New York, dated 12/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.h.
     u.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), dated 2/1/00, 5/1/02, 4/30/04, 5/1/06(10)
          incorporated by reference as exhibit EX-99.B8.t.

     v.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007(10) incorporated by reference as exhibit
          EX-99.B8.u.
     w.   Copy of Participation Agreement between Preferred Life Insurance
          Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.v.
     x.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), PIMCO Variable Insurance Trust, and Allianz
          Global Investors Distributors LLC (formerly PIMCO Funds Distributors
          LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(10) incorporated by reference as exhibit EX-99.B8.w.
     y.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of New York and Allianz Global Investors Distributors, LLC, dated 01/01/2007(10) incorporated by reference as exhibit EX-99.B8.x.

     z.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Preferred Life Insurance Company of New York, dated
          12/15/2000(6) incorporated by reference as exhibit EX-99.B8.w.
     aa.  Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Preferred Life Insurance Company of New
          York, dated 9/9/2002(10) incorporated by reference as exhibit
          EX-99.B8.z.
     ab.  Copy of Fund Participation Agreement between Preferred Life Insurance
          Company of New York, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(4) incorporated by reference as exhibit EX-99.B8.e.
     ac.  Copy of Amendment to Participation Agreement between The Prudential
          Series Fund, Inc., The Prudential Insurance Company of America,
          Prudential Investment Management Services, LLC and Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), dated 5/1/2003(10) incorporated by reference as exhibit EX-99.B8.ab.

     ad. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York, dated 12/16/1999(6) incorporated by reference as exhibit EX-99.B8.x.
     ae.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Preferred Life Insurance Company of New York, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.j.
     af.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of New York
          (formerly Preferred Life Insurance Company of New York), dated 2/1/00,
          5/1/02, 5/1/03, 4/30/04, 5/1/06(10) incorporated by reference as exhibit EX-99.B8.ae.

     9.   Opinion and Consent of Counsel*
     10.  Consent of Independent Registered Public Accounting Firm*
     11.  Not Applicable
     12.  Not Applicable
     13.  Power of Attorney(12)incorporated by reference as exhibit EX-99.B13.

*   Filed herewith

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to
    Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12,
    1997.
(3) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April
    28, 2000.
(4) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
(5) Incorporated by reference from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 29, 2003.
(6) Incorporated by reference from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April
    27, 2004.
(7) Incorporated by reference from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April
    27, 2005.
(8) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and
    811-05618) electronically filed on May 19, 2006.
(9) Incorporated by reference from Registrant's Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on
    December 28, 2006.
(10)Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on
    April 23, 2007.
(11)Incorporated by reference from Registrant's Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on
    April 24, 2008.
(12)Incorporated by reference from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on
    April 3, 2009.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Chairman of the Board and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Giulio Terzariol                                   Chief Financial Officer and Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director and President
     -------------------------------------------------- ------------------------------------------------------
     John Esch                                          Director, Vice President & Appointed Actuary
     -------------------------------------------------- ------------------------------------------------------
     Yvonne Franzese                                    Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     William Gaumond                                    Director
     -------------------------------------------------- ------------------------------------------------------
     Maureen Phillips                                   Director and Secretary
     -------------------------------------------------- ------------------------------------------------------
     Marc Olson                                         Director and Controller
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                         ALLIANZ SE AFFILIATED COMPANIES
                                as of 12-31-2007

The numbers in the list below indicate levels of ownership. Each company is either wholly-owned or majority-owned by the company that numerically proceeds it on the list. For example, a level (2) company either wholly-owns or majority-owns all the level (3) companies listed below it. Therefore, Allianz of America, Inc. either wholly-owns or majority-owns Allianz Investment Company, LLC; Allianz Private Equity Partners, Inc; Allianz Technical Service, Inc.; Allianz Life Insurance Company of North America, etc. The state or other sovereign power under which each company is organized is listed in parenthesis at the end of the company name unless the state or sovereign power is not part of the name. If a company is organized in the United States, only the abbreviated state code is included in the parenthesis.

(1) Allianz SE (European Company)
    Allianz Finanzbeteiligungs GmbH
        Allianz-Agros 6 Vermogensverwaltungsgesellschaft mbH
    Allianz Global Investors Aktiengesellschaft
        Allianz Global Investors of America Holdings Inc.
    (2) Allianz of America, Inc. (DE)
    (2) Allianz Finance Corporation Delaware
    (2) Allianz Foundation of North America
        (3)Allianz Investment Company, LLC (DE)
        (3)Allianz Private Equity Partners, Inc (DE)
        (3)Allianz Technical Service, Inc (DE)
        (3)Allianz Life Insurance Company of North America (MN)
           (4) Allianz Advisers, LLC (MN)**
           (4) Allianz Life Financial Services LLC (MN)*
           (4) AZL PF Investments, Inc. (MN)**
           (4) Associated Group Benefits, Ltd. (Canadian Federal Corp)**
           (4) North American London Underwriters, Ltd. (Bermuda)**
           (4) Allianz Life and Annuity Company (MN)**
           (4) Allianz Individual Insurance Group, LLC (MN)**
               (5)CFC Insurance Marketing, LLC (CA) **
               (5)Personalized Brokerage Services, LLC (KS)**
               (5)Sunderland Insurance Services, Inc. (ND)**
               (5)Roster Financial, LLC (NJ)**
               (5)The Annuity Store Fin. & Ins. Services, LLC (CA)**
               (5)AdvisorsIG, LLC (FL)**
               (5)Pinnacle USA, LLC (NJ)**
               (5)Ann Arbor Annuity Exchange, LLC (MI)**
               (5)Professional Planners Marketing Group, LLC (FL)**
               (5)American Financial Marketing, LLC (MN)**
               (5)Game Plan Financial Marketing, LLC (GA)**
           (4) Yorktown Financial Companies, Inc. (IN)**
               (5)Questar Capital Corporation (MN)**
               (5)Questar Asset Management (MI)**
               (5)Questar Agency, Inc. (MN)**
               (5)Questar Agency of Colorado, Inc. (CO)**
               (5)Questar Agency of Alabama, Inc. (AL)**
               (5)Questar Agency of Texas, Inc. (TX)**
               (5)Questar Agency of Ohio, Inc. (OH)**
               (5)Questar Agency of Wyoming, Inc. (WY)**
               (5)Questar Agency of Massachusetts, Inc.(MA)**
               (5)Questar Agency of New Mexico, Inc, (NM)**
           (4) Allianz Life Insurance Company of New York (NY)*
           (4) Delaware Valley Financial Services, LLC (PA)**
           (4) 5557 Green Farms Road, LLC (DE)**
           (4) Turnpike Crossing I, LLC (DE)**
           (4) Turnpike Crossing II, LLC (DE)**
           (4) Turnpike Crossing III, LLC (DE)**
        (3)Allianz Income Management Services, Inc. (MN)
        (3)Allianz of America Corporation (NY)
        (3)Allianz Global Risks US Insurance Company (CA)
           (4) Allianz Underwriters Insurance Company (CA)
           (4) 1738778 Ontario, Inc. (A Canadian Corporation)
           (4) AIM Underwriting Ltd (A Canadian Corporation)
           (4) Fireman's Fund Insurance Company (CA)
               (5)Fireman's Fund Foundation
               (5)Allianz Cash Pool, LLC (DE)
               (5)Par Holdings LTD (Bermuda) (5)Life Sales LLC (CA)
               (5)International Film Guarantors, LLC (CA)
               (5)International Film Guarantors Reinsurance LTD (Bermuda)
               (5)International Film Guarantors LTD (UK)
               (5)Wm. H. McGee & Co. Inc. (NY)
               (5)Wm. H. McGee & Company of Puerto Rico, Inc. (Puerto Rico)
               (5)Wm. H. McGee & Company LTD (Bermuda)
               (5)Fireman's Fund Insurance Company Bermuda (SAC)Limited(Bermuda)
               (5)Interstate Fire & Casualty Company (IL)
               (5)Interstate Indemnity Company (IL)
               (5)Chicago Insurance Company(IL)
               (5)Fireman's Fund Plus, LLC (DE)
               (5)Fireman's Fund Financial Services, LLC (DE)
               (5)The American Insurance Company (OH)
                  (6) Fireman's Fund Insurance Company of Georgia (GA)
                  (6) Fireman's Fund Insurance Company of Hawaii, Inc. (HI)
                  (6) Fireman's Fund Insurance Company of Louisiana (LA)
                  (6) Fireman's Fund Insurance Company of Ohio (OH)
               (5)American Yonkers Realty Development, Inc. (NY)
               (5)Fireman's Fund Indemnity Corporation (NJ)
               (5)American Automobile Insurance Co. (MO)
                  (6) Associated Indemnity Corporation (CA)
               (5)Vintage Insurance Company (CA)
               (5)San Francisco Reinsurance Company (CA)
               (5)National Surety Corporation (IL)
               (5)Standard General Agency, Inc. (TX)
                  (6) Fireman's Fund County Mutual Insurance Co. (TX)
                  (6) American Standard Lloyds Insurance Co. (TX)
           (4) Allianz Risk Consultants, LLC (CA)
           (4) Allianz Aviation Managers, LLC (NY)
        (3)Allianz Mexico, S.A. Compania De Seguros (Mexico)
        (3)Allianz Global Investors of America LLC (DE)
           (4) Allianz Global Investors U. S. Holding LLC
           (4) Allianz Global Investors U. S. Partners G. P.
               (5)Allianz-PacLife Partners LLC
                  (6) Pacific Mutual Holding Company
                  (6) Pacific Life Insurance Company
                  (6) Pacific Asset  Management LLC
                  (6) Pacific Financial Products, Inc.
               (5)Allianz Global Investors of America L.P.
                  (6) Allianz Global Investors U.S. Equities LLC
                      (7)  Vision Holdings LLC
                            (8) Alpha Vision LLC
                               (9) Alpha Vision Capital Advisors LLC
                               (9) Alpha Vision Capital Management LLC
                      (7)  NFJ Management Inc. (8) NFJ Investment Group L.P.
                      (7)  Nicholas-Applegate Holdings LLC
                            (8) Nicholas-Applegate Capital Management LLC
                               (9) Nicholas-Applegate Capital Management Limited
                            (8) Nicholas-Applegate Securities LLC
                      (7)  Allianz Global Investors NY Holdings LLC
                            (8) Oppenheimer Capital LLC
                            (8) OpCap Advisors LLC
                      (7)  Allianz Hedge Fund Partners Holding L.P.
                            (8) Allianz Hedge Fund Partners
                            (8) AHFP Capital
                               (9) Allianz Hedge Fund Partners (Caymen) LLC
                  (6) Allianz Global Investors U.S. Retail LLC
                      (7) Allianz Global Investors Managed Accounts LLC
                      (7) Allianz Global Investors Distributors LLC
                           (8) Allianz Global Investors Advertising Agency Inc.
                      (7) Allianz Global Investors Fund Management LLC
                  (6) PIMCO Japan Ltd.
                  (6) PIMCO Global Advisors (Ireland) Limited
                  (6) PIMCO Global Advisors LLC
                      (7) PIMCO Global Advisors (Resources) Limited
                      (7) PIMCO Australia PTY Ltd.
                      (7) PIMCO Asia PTE Ltd.
                      (7) PIMCO Europe Limited
                      (7) PIMCO Asia Limited (Hong Kong)
                  (6) Pacific Investment Management Company LLC
                      (7) StocksPLUS Management Inc.
                      (7) PIMCO Partners LLC
                      (7) PIMCO Canada Management Inc.
                      (7) PIMCO Canada Holding LLC
                           (8) PIMCO Canada Corp.
                  (6) PIMCO Luxembourg SA
                  (6) Oppenheimer Group, Inc.

          *    Filed separate financial statements with the SEC.

          ** Not required to file financial statements with the SEC because they to not sell securities products.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2009 there were 816 qualified Contract Owners and 522 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         Thomas Burns                           Governor
         -------------------------------------- -----------------------------------------------------------------
         Angela Forsman                         Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Michael Brennan                        Chief Compliance Officer
         -------------------------------------- -----------------------------------------------------------------
         Stewart D. Gregg                       Vice President and Secretary
         -------------------------------------- -----------------------------------------------------------------
         Carol Dunn                             Assistant Secretary
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2008 to 12-31-2008:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services,
LLC                                     $7,945,634.64               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $7,945,634.64 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 15th day of April, 2009.


                       ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ GARY C. BHOJWANI*

                               Gary C. Bhojwani
                               Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 15th day of April, 2009.

       SIGNATURE                              TITLE

       Gary C. Bhojwani*                      Chairman of the Board and
       Gary C. Bhojwani                       Chief Executive Officer

       Giulio Terzariol*                      Chief Financial Officer
       Giulio Terzariol                       and Treasurer

       Stephen R. Herbert*                    Director
       Stephen R. Herbert

       Thomas P. Burns*                       Director and President
       Thomas P. Burns

       John Esch*                             Director, Vice President and
       John Esch                              Appointed Actuary

       Yvonne Franzese*                       Director
       Yvonne Franzese

       William Gaumond*                       Director
       William Gaumond

       Maureen Phillips*                      Director and Secretary
       Maureen Phillips

       Marc Olson*                            Directory and Controller
       Marc Olson




   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                            BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 29
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-19699 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                INDEX TO EXHIBITS


EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm